1933 Act Registration No. 333-216125
1940 Act registration No. 811-21111

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 34	☒

THRIVENT VARIABLE ANNUITY ACCOUNT I
(Exact Name of Registrant)
Thrivent Financial for Lutherans
(Name of Depositor)
625 Fourth Avenue South,
Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-2347
Cynthia K. Mueller

4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2020 pursuant to paragraph (b) (1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment
TITLE OF SECURITIES BEING REGISTERED
Interest in a separate account under flexible premium deferred variable annuity contracts

THRIVENT VARIABLE ANNUITY ACCOUNT I
Prospectus For
THRIVENT ADVISORFLEX
VARIABLE ANNUITYTM
Issued By Thrivent Financial for Lutherans
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: (800) 847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: (800) 847-4836 E-mail: mail@thrivent.com
This Prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”) (form # ICC16 W-WR-FPVA) offered by Thrivent Financial for Lutherans (“Thrivent Financial,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law.
The Contract is sold by a broker-dealer who is registered as a registered investment advisor, through their registered representatives/investment advisor representatives. The Contract is intended to be used by investors who have engaged the investment advisor and investment advisor representatives to manage their Contracts’ Accumulated Value for a fee.
We offer another variable annuity product with different product features, benefits, and charges. Ask your financial professional about availability and the details. This prospectus also describes certain optional features, not all of which may be available at the time you are interested in purchasing your Contract; we reserve the right to prospectively restrict availability of certain optional features. We reserve the right to reject any applications, subject to any applicable nondiscrimination laws and to our own standards and guidelines.
We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account I (the “Variable Account”) and/or the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio, which is an open-end management investment company (commonly known as a “mutual fund”). The Subaccounts available under this Contract invest in the following Portfolios:

American Funds IS® Global Growth Portfolio
American Funds IS® Growth-Income Portfolio
American Funds IS® International Portfolio
BlackRock Total Return V.I. Portfolio
DFA VA International Small Portfolio
DFA VA U.S. Targeted Value Portfolio
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP Value Portfolio
Janus Henderson Enterprise Portfolio
John Hancock Core Bond Trust Portfolio
John Hancock International Equity Index Trust Portfolio
John Hancock Strategic Income Opportunities Trust Portfolio
MFS® Variable Insurance Trust II – MFS® Blended Research® Core Equity Portfolio
MFS® Variable Insurance Trust II – MFS® Corporate Bond Portfolio
MFS® Variable Insurance Trust III – MFS® Global Real Estate Portfolio
MFS® Variable Insurance Trust II – MFS® International Intrinsic Value Portfolio
MFS® Variable Insurance Trust III – MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust II – MFS® Technology Portfolio
MFS® Variable Insurance Trust – MFS® Value Series Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio
Principal Diversified International Portfolio
Principal Government & High Quality Bond Portfolio
Principal Small Cap Portfolio
Templeton Global Bond VIP Portfolio

Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent ESG Index Portfolio
Thrivent Global Stock Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent International Allocation Portfolio
Thrivent International Index Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Md Cap Value Portfolio
Thrivent Money Market Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Partner Growth Stock Portfolio
Thrivent Partner Healthcare Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio
Vanguard® VIF Capital Growth Portfolio
Vanguard® VIF International Portfolio
Vanguard® VIF Short-Term Investment-Grade Portfolio
Vanguard® VIF Small Company Growth Portfolio*
Vanguard® VIF Total Bond Market Index Portfolio
Vanguard® VIF Total Stock Market Index Portfolio

*Contracts with premium allocated to this portfolio as of April 29, 2020 may continue to add premium, as long as you do not transfer all of the Accumulated Value out of this portfolio. New contracts issued on or after April 30, 2020 may not invest in this portfolio.
Please see the Prospectus for each Portfolio for the investment objectives and risks.

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2020. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-847-4836, going online at thrivent.com, or by writing us at Thrivent, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 49 of this Prospectus.
An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.
Beginning on Jan. 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Thrivent or from your financial professional. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from Thrivent electronically by calling our Service Center at (800) 847-4836 or by signing up for electronic delivery on our website at www.thrivent.com/gopaperless.
You may elect to receive all future reports in paper free of charge. You can inform Thrivent that you wish to continue receiving paper copies of your reports by calling our Service Center or by signing up at our website. Your election to receive reports in paper will apply to all portfolios available under your Contract.
The date of this Prospectus is April 30, 2020
.

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Definitions
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Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account on or before the Annuity Date.
Age. The Annuitant’s Issue Age increased by one on each Contract Anniversary.
Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.
Annuity Date. The date when annuity income payments will begin if an Annuitant is living on that date.
Cash Surrender Value. The Cash Surrender Value on any day is the greater of the Accumulated Value minus any Surrender Charge or the minimum amount required by law.
Contract. The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this Prospectus.
Contract Anniversary. The same date in each succeeding year as the Date of Issue.
Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application or the Contract is assigned to another person.
Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.
Date of Issue. The date on which the application is signed.
General Account. The General Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a Separate Account. Insurance benefits are paid from the General Account and are subject to Thrivent Financial’s claims-paying ability.
Issue Age. The age of the Annuitant on his or her birthday nearest the Date of Issue.
Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or a savings association participating in the Medallion Signature Guarantee Program provides that service.
Notice. A request signed by you or provided in another manner acceptable to us and received in good order by us at our Service Center.
Portfolio. A mutual fund in which a Subaccount invests. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Qualified Plan. A retirement plan that receives favorable tax treatment under Section 408, 408A or similar provisions of the Internal Revenue Code.
Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Spouse. An individual lawfully married to another individual as defined by federal tax law. The marriage must be recognized by the state, possession, or territory of the United States in which the marriage is entered into, regardless of domicile. Individuals who enter into a marriage under the laws of a foreign jurisdiction are recognized as married for federal tax law purposes if the relationship would be recognized as marriage under the laws of at least one state, possession, or territory of the United States, regardless of domicile.
Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

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Definitions
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Valuation Period. The period of time from the determination of Accumulation Values on a Valuation Day to the determination of those values on the next Valuation Day.
Variable Account. Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent Financial.

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Fee and Expense Tables
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales load when you make additional investments in the Contract. No state premium taxes are deducted.
Contract Owner Transaction Expense
Sales Load Imposed on Purchase (as a percentage of premium payments)	0%
Maximum Surrender Charge (as a percentage of excess amount surrendered)	2.00% [1]
Transfer Charge (after 24 free transfers per Contract Year)	$25 [2]
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Periodic Fees and Expenses other than Portfolio Expenses
	Maximum	Current
Mortality & Expense Risk Charge (deducted daily from the average daily net assets in the Subaccounts)
Standard Death Benefit	0.50%	0.40%
Charges for Optional Benefit Rider
Maximum Anniversary Death Benefit Rider (MADB)[3]	0.40%	0.20%
Different fees and charges may apply after the Contract has been annuitized. See Charges and Deductions in this prospectus for a complete discussion.
The next table shows the maximum and minimum Total Annual Portfolio Operating Expenses for the year ended December 31, 2019, (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service fees and/or other expenses). Expenses may be higher or lower in future years. More detail concerning the fees and expenses is contained in the prospectuses for each Portfolio.
Total Annual Portfolio Operating Expenses4
	Maximum	Minimum
(expenses that are deducted from Fund Assets, including management fees and other expenses)	3.90%	0.13%
Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the fees and expenses that are deducted from the assets of the Portfolio. The fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses is contained in the prospectuses for the Portfolios.
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The next table describes a fee that we may charge in order to make certain external portfolios available as investment options under the Contract. The fee is assessed daily based on the net asset value of the portfolios that we specify. The fee is charged as a percentage of daily Accumulated Value in each subaccount. The charge may change at any time and may vary by subaccount.
Fund Facilitation Fee
Portfolios	Maximum	Current
American Funds IS® Global Growth	0.40%	0.35%
American Funds IS® Growth-Income	0.40%	0.35%
American Funds IS® International	0.40%	0.35%
BlackRock Total Return V.I.	0.40%	0.35%
DFA VA International Small	0.40%	0.35%
DFA VA US Targeted Value	0.40%	0.35%
Fidelity® VIP Emerging Markets	0.40%	0.20%
Fidelity® VIP International Capital Appreciation	0.40%	0.20%
Fidelity® VIP Value	0.40%	0.20%
Janus Henderson Enterprise	0.40%	0.20%
JHVIT Core Bond Trust	0.40%	0.10%
JHVIT International Equity Index Trust	0.40%	0.10%
JHVIT Strategic Income Opportunities Trust	0.40%	0.10%
MFS Blended Research Core Equity	0.40%	0.10%
MFS Corporate Bond	0.40%	0.10%
MFS Global Real Estate	0.40%	0.10%
MFS International Intrinsic Value	0.40%	0.10%
MFS Mid Cap Value	0.40%	0.10%
MFS Technology	0.40%	0.10%
MFS Value Series	0.40%	0.10%
PIMCO VIT Emerging Markets Bond	0.40%	0.35%
PIMCO VIT Global Bond Opportunities (Unhedged)	0.40%	0.35%
PIMCO VIT Long-Term U.S. Government	0.40%	0.35%
PIMCO VIT Real Return	0.40%	0.35%
Principal Diversified International	0.40%	0.35%
Principal Government & High Quality Bond	0.40%	0.35%
Principal SmallCap	0.40%	0.35%
Templeton Global Bond VIP	0.40%	0.20%
Vanguard VIF Capital Growth	0.40%	0.35%
Vanguard VIF International	0.40%	0.35%
Vanguard VIF Short-Term Investment-Grade	0.40%	0.35%
Vanguard VIF Small Company Growth	0.40%	0.35%
Vanguard VIF Total Bond Market Index	0.40%	0.10%
Vanguard VIF Total Stock Market Index	0.40%	0.10%
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Examples
The following two examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year, assumes a 0.40% Fund Facilitation Fee, assumes both the maximum and the minimum fees and expenses of the Portfolios.
Example 1 shows a Contract with an MADB Rider and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract without an MADB Rider and the corresponding range of portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1: Contract with the MADB Rider5

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$690	$1,636	$2,580	$5,144
Minimum Portfolio Expenses:	$321	$ 541	$ 768	$1,696
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$690	$1,636	$2,580	$5,144
Minimum Portfolio Expenses:	$321	$ 541	$ 768	$1,696
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$510	$1,547	$2,580	$5,144
Minimum Portfolio Expenses:	$135	$ 441	$ 768	$1,696

Example 2: Contract without the MADB Rider6

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$661	$1,535	$2,412	$4,848
Minimum Portfolio Expenses:	$292	$ 429	$ 569	$1,259
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$661	$1,535	$2,412	$4,848
Minimum Portfolio Expenses:	$292	$ 429	$ 569	$1,259
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$480	$1,444	$2,412	$4,848
Minimum Portfolio Expenses:	$105	$ 328	$ 569	$1,259

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Notes to Fee and Expense Tables:
1 In the first Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in the Contract Year. For subsequent contract years, the 10% free amount is based on the prior contract anniversary value. Only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first three years after each premium payment has been allocated. The surrender charge is 2% during the first Contract Year and 1% for the second and third contract years. Surrenders reduce accumulated premiums in the order that the premiums were allocated to this Contract (first-in, first-out order). No surrender charge is deducted for surrenders occurring more than 3 years since the last premium was applied. The surrender charge also will be deducted if the annuity payments begin during the first three Contract Years, except under certain circumstances as described in Surrender Charge. The duration of each accumulated premium is the number of full years since that premium was allocated to this Contract.
2 You are allowed 24 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.
3 The Maximum Anniversary Death Benefit (MADB) Rider Charge is a charge for the optional rider that may be elected at the time of application. This charge is deducted quarterly, beginning three months after the Date of Issue, on the same day of the month as the Date of Issue (or if that day does not occur in that month, on the last day of that month). On the day of the MADB charge, the amount of the charge is determined by multiplying the MADB by the MADB Charge rate and dividing by 4.
4 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain Thrivent Portfolios. After taking these contractual and voluntary arrangements into account, the actual range (maximum and minimum) of total operating expenses charged by the Portfolios was between 1.25% to 0.24%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2019, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. For external Portfolios, please see their prospectuses for information on any expense reimbursements they provide.
5 For this example, the following assumptions are used: 0.50% mortality and expense risk charge, 0.40% MADB Rider charge, 0.40% Fund Facilitation Fee, and portfolio operating expenses ranging from 3.90% to 0.13%.
6 For this example, the following assumptions are used: 0.50% mortality and expense risk charge, 0.40% Fund Facilitation Fee, and portfolio operating expenses ranging from 3.90% to 0.13%.
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Summary
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Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.
The Contract
The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See The Contract.
This prospectus contains all material provisions of the Contract. Any variations are pursuant to state law. Provisions that vary by state law are specifically disclosed under applicable sections of The Contract.
We issue individual flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our financial professionals who is also a registered representative/investment advisor of Thrivent Investment Management Inc. We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Annuity Date.
The minimum acceptable initial premium is $100,000. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contract, but we may choose not to accept any additional premium less than $50. We also reserve the right to limit all premiums paid on the Contract to a total of $1 million.
Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account, or the Fixed Account. Certain investment options may be unavailable in some states.
The Accumulated Value of the Contract in the Subaccounts will vary primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account depends upon the rate in effect on the date of the allocation and subsequent rates guaranteed to never fall below the Contract minimum.
Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See The Contract—Dollar Cost Averaging and The Contract
—Asset Rebalancing.
Free Look Period. You have the right to return the Contract within 10 days after you receive it. Some states require a longer free look period.
Surrenders. If you request surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge or tax withholdings. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $10,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Date.
Transfers. On or before the Annuity Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to or from the Subaccounts or the Fixed Account. You may request 24 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge. We reserve the right to limit the number of transfers you make in any Contract Year. See The Contract—Transfers of Accumulated Value for more details, including the restrictions on transfers.
Death Benefits. The Contract offers a Standard Death Benefit if the Annuitant dies before the Annuity Date. After the Annuity Date, amounts payable, if any, depend upon the terms of the settlement option. For an additional charge, you may purchase an optional death benefit rider which may increase the death benefit if the Annuitant dies before the Annuity Date. The optional death benefit is called the Maximum Anniversary Death Benefit (MADB) Rider.

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Summary
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See The Contract—Maximum Anniversary Death Benefit Rider.
Annuity Provisions
You may select an annuity settlement option or options. See Annuity Provisions for more details.
Federal Tax Status
For a description of the federal income tax status of annuities, see Federal Tax Status—Taxation of Annuities in General. Generally, a distribution from a Contract before the taxpayer attains age 59 1⁄2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Thrivent and the Variable Account
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Thrivent
Thrivent is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
For more information, visit Thrivent.com.
The Variable Account
The Variable Account is a separate account of ours, which became available on October 31, 2002. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
We are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.
Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, the Fund Facilitation Fee, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

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Variable Investment Options and the Subaccounts
You may allocate the premiums paid under the Contract and transfer from the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio. The Subaccounts and the corresponding Portfolios are listed below. Certain Subaccounts may include a Fund Facilitation Fee. For a list of the Portfolios that charge a Fund Facilitation Fee, see the Fund Facilitation Fee table in the Fee and Expense Tables section. For more information about the Fund Facilitation Fee, see Charges and Deductions - Fund Facilitation Fee.
Subaccount	Corresponding Portfolio
American Funds IS® Global Growth Subaccount	American Funds IS® Global Growth Portfolio Class 1 Shares
American Funds IS® Growth-Income Subaccount	American Funds IS® Growth-Income Portfolio Class 1 Shares
American Funds IS® International Subaccount	American Funds IS® International Portfolio Class 1 Shares
Blackrock Total Return V.I. Subaccount	Blackrock Total Return V.I. Portfolio Class I
DFA VA International Small Subaccount	DFA VA International Small Portfolio Institutional Class
DFA VA U.S. Targeted Value Subaccount	DFA U.S. Targeted Value Portfolio Institutional Class
Fidelity® VIP Emerging Markets Subaccount	Fidelity ® VIP Emerging Markets Portfolio Initial Class
Fidelity® VIP International Capital Appreciation Subaccount	Fidelity ® VIP International Capital Appreciation Portfolio Initial Class
Fidelity® VIP Value Subaccount	Fidelity ® VIP Value Portfolio Initial Class
Janus Henderson Enterprise Subaccount	Janus Henderson Enterprise Portfolio Institutional Shares
John Hancock Core Bond Trust Subaccount	John Hancock Core Bond Portfolio Series I
John Hancock International Equity Index Trust Subaccount	John Hancock International Equity Index Trust Portfolio Series I
John Hancock Strategic Income Opportunities Trust Subaccount	John Hancock Strategic Income Opportunities Trust Portfolio Series I
MFS Blended Research Core Equity Subaccount	MFS Blended Research Core Equity Portfolio Initial Class
MFS Corporate Bond Subaccount	MFS Corporate Bond Portfolio Initial Class
MFS Global Real Estate Subaccount	MFS Global Real Estate Portfolio Initial Class
MFS International Intrinsic Value Subaccount	MFS International Intrinsic Value Portfolio Initial Class
MFS Mid Cap Value Subaccount	MFS Mid Cap Value Portfolio Initial Class
MFS Technology Subaccount	MFS Technology Portfolio Initial Class
MFS Value Series Subaccount	MFS Value Series Portfolio Initial Class
PIMCO VIT Emerging Markets Bond Subaccount	PIMCO VIT Emerging Markets Bond Portfolio Institutional Class
PIMCO VIT Global Bond Opportunities Subaccount (Unhedged)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Institutional Class
PIMCO VIT Long-Term U.S. Government Subaccount	PIMCO VIT Long-Term U.S. Government Portfolio Institutional Class
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Investment Options
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Subaccount	Corresponding Portfolio
PIMCO VIT Real Return Subaccount	PIMCO VIT Real Return Portfolio Institutional Class
Principal Diversified International Subaccount	Principal Diversified International Portfolio
Principal Government and High Quality Bond Subaccount	Principal Government and High Quality Bond Portfolio
Principal SmallCap Subaccount	Principal SmallCap Portfolio
Templeton Global Bond VIP Subaccount	Templeton Global Bond VIP Portfolio Class 1
Thrivent All Cap Subaccount	Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent ESG Index Subaccount	Thrivent ESG Index Portfolio
Thrivent Global Stock Subaccount	Thrivent Global Stock Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent International Allocation Subaccount	Thrivent International Allocation Portfolio
Thrivent International Index Subaccount	Thrivent International Index Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Subaccount	Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Subaccount	Thrivent Mid Cap Value Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio
Thrivent Multidimensional Income Subaccount	Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Subaccount	Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Vanguard® VIF Capital Growth Subaccount	Vanguard ® VIF Capital Growth Portfolio
Vanguard® VIF International Subaccount	Vanguard ® VIF International Portfolio
Vanguard® VIF Short-Term Investment Grade Subaccount	Vanguard ® VIF Short-Term Investment Grade Portfolio
Vanguard® VIF Small Company Growth Subaccount*	Vanguard ® VIF Small Company Growth Portfolio*
Vanguard® VIF Total Bond Market Index Subaccount	Vanguard ® VIF Total Bond Market Index Portfolio
Vanguard® VIF Total Stock Market Index Subaccount	Vanguard ® VIF Total Stock Market Index Portfolio
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*Contracts with premium allocated to this portfolio as of April 29, 2020 may continue to add premium, as long as you do not transfer all of the Accumulated Value out of this portfolio. New contracts issued on or after April 30, 2020 may not invest in this portfolio.
The following table summarizes each Portfolio’s investment objective and investment adviser/subadviser:
Portfolio	Investment Objective	Investment Adviser/Subadviser
American Funds IS® Global Growth Portfolio Class 1 Shares	To provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS® Growth-Income Portfolio Class 1 Shares	To achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds IS® International Portfolio Class 1 Shares	To provide long-term growth of capital.	Capital Research and Management CompanySM
Blackrock Total Return V.I. Portfolio Class I	To seek to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC/BlackRock International Limited, BlackRock Asset Management North Asia Limited, BlackRock (Singapore) Limited
DFA VA International Small Portfolio Institutional Class	To achieve long-term capital appreciation.	Dimensional Fund Advisors LP/Dimensional Fund Advisors Ltd. & DFA Australia Limited
DFA VA U.S. Targeted Value Portfolio Institutional Class	To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Fidelity® VIP Emerging Markets Portfolio Initial Class	To seek capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity® VIP International Capital Appreciation Portfolio Initial Class	To seek capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity® VIP Value Portfolio Initial Class	To seek capital appreciation.	Fidelity Management & Research Company (FMR)
Janus Henderson Enterprise Portfolio Institutional Shares	To seek long-term growth of capital.	Janus Capital Management, LLC.
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Portfolio	Investment Objective	Investment Adviser/Subadviser
John Hancock Core Bond Trust Portfolio Series I	To seek total return consisting of income and capital appreciation.	John Hancock Investment Management Services, LLC/Wells Capital Management, Inc.
John Hancock International Equity Index Trust Portfolio Series I	To seek to track the performance of a broad-based equity index of foreign companies, primarily in developed countries and, to a lesser extent, in emerging markets.	John Hancock Investment Management Services, LLC/SSGA Funds Management, Inc.
John Hancock Strategic Income Opportunities Trust Portfolio Series I	To seek a high level of current income.	John Hancock Investment Management Services, LLC/John Hancock Asset Management, a division of Manulife Asset Management (US) LLC.
MFS Blended Research Core Equity Portfolio Initial Class	To seek capital appreciation.	MFS
MFS Corporate Bond Portfolio Initial Class	To seek total return with an emphasis on current income, but also considering capital appreciation.	MFS
MFS Global Real Estate Portfolio Initial Class	To seek total return.	MFS
MFS International Intrinsic Value Portfolio Initial Class	To seek capital appreciation.	MFS
MFS Mid Cap Value Portfolio Initial Class	To seek capital appreciation.	MFS
MFS Technology Portfolio Initial Class	To seek capital appreciation.	MFS
MFS Value Series Portfolio Initial Class	To seek capital appreciation.	MFS
PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
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Investment Options
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Portfolio	Investment Objective	Investment Adviser/Subadviser
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Institutional Class	To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Long-Term U.S. Government Portfolio Institutional Class	To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Real Return Portfolio Institutional Class	To seek maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO
Principal Diversified International Portfolio	To seek long-term growth of capital.	Principal Management Corporation/Principal Global Investors, LLC.
Principal Government and High Quality Bond Portfolio	To seek to provide a high level of current income consistent with safety and liquidity.	Principal Management Corporation/Edge Asset Management, Inc.
Principal SmallCap Portfolio	To seek long-term growth of capital.	Principal Management Corporation/Principal Global Investors, LLC.
Templeton Global Bond VIP Portfolio Class 1	To seek high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Franklin Advisers, Inc.
Thrivent All Cap Portfolio	To seek long-term growth of capital.	Thrivent
Thrivent Balanced Income Plus Portfolio	To seek long-term total return through a balance between income and the potential for long-term capital growth.	Thrivent
Thrivent Diversified Income Plus Portfolio	To seek to maximize income while maintaining prospects for capital appreciation.	Thrivent
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Investment Options
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Portfolio	Investment Objective	Investment Adviser/Subadviser
Thrivent ESG Index Portfolio	To seek to track the investment results of an index composed of companies selected by the index provider based on environmental, social and governance characteristics. The Portfolio’s investment objective may be changed without shareholder approval.	Thrivent
Thrivent Global Stock Portfolio	To seek long-term capital growth.	Thrivent
Thrivent High Yield Portfolio	To seek high current income and, secondarily, growth of capital.	Thrivent
Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital.	Thrivent
Thrivent International Allocation Portfolio	To seek long-term capital growth.	Thrivent/ Goldman Sachs Asset Management, L.P.
Thrivent International Index Portfolio	To seek total returns that track the performance of the MSCI EAFE*** Index. The Portfolio’s investment objective may be changed without shareholder approval.	Thrivent
Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital.	Thrivent
Thrivent Large Cap Index Portfolio	To seek total returns that track the performance of the S&P 500 Index**.	Thrivent
Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.	Thrivent
Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.	Thrivent
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Investment Options
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Portfolio	Investment Objective	Investment Adviser/Subadviser
Thrivent Low Volatility Equity Portfolio	To seek long-term capital appreciation with lower volatility relative to global equity markets. The Portfolio’s investment objective may be changed without shareholder approval.	Thrivent
Thrivent Mid Cap Growth Portfolio	To seek long-term capital growth. The Portfolio’s investment objective may be changed without shareholder approval.	Thrivent
Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index**.	Thrivent
Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth.	Thrivent
Thrivent Mid Cap Value Portfolio	To seek long-term capital growth. The Portfolio’s investment objective may be changed without shareholder approval.	Thrivent
Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.	Thrivent
Thrivent Multidimensional Income Portfolio	To seek a high level of current income and, secondarily, growth of capital. The Portfolio’s investment objective may be changed without shareholder approval.	Thrivent
Thrivent Opportunity Income Plus Portfolio	To seek a combination of current income and long-term capital appreciation.	Thrivent
Thrivent Partner Emerging Markets Equity Portfolio	To seek long-term capital growth.	Thrivent/ Aberdeen Asset Managers Limited.
Thrivent Partner Growth Stock Portfolio	To achieve long-term growth of capital and, secondarily, increase dividend income.	Thrivent/ T. Rowe Price Associates, Inc.
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Investment Options
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Portfolio	Investment Objective	Investment Adviser/Subadviser
Thrivent Partner Healthcare Portfolio	To seek long-term capital growth.	Thrivent/ BlackRock Investment Management, LLC
Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income.	Thrivent
Thrivent Small Cap Growth Portfolio	To seek long-term capital growth. The Portfolio’s investment objective may be changed without shareholder approval.	Thrivent
Thrivent Small Cap Index Portfolio	To seek capital growth that tracks the performance of the S&P SmallCap 600 Index**.	Thrivent
Thrivent Small Cap Stock Portfolio	To seek long-term capital growth.	Thrivent
Vanguard® VIF Capital Growth Portfolio	To seek to provide long-term capital appreciation.	PRIMECAP Management Company
Vanguard® VIF International Portfolio	To seek to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd. & Schroeder Investment Management North America Inc.
Vanguard® VIF Short-Term Investment Grade Portfolio	To seek to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard® VIF Small Company Growth Portfolio*	To seek to provide long-term capital appreciation.	ArrowMark Colorado Holdings, LLC. & The Vanguard Group, Inc.
Vanguard® VIF Total Bond Market Index Portfolio	To seek to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard® VIF Total Stock Market Index Portfolio	To seek to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
*Contracts with premium allocated to this portfolio as of April 29, 2020 may continue to add premium, as long as you do not transfer all of the Accumulated Value out of this portfolio. New contacts issued on or after April 30, 2020 may not invest in this portfolio.
** The S&P 500, S& P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has
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Investment Options
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been licensed for use by Thrivent Financial for Lutherans (“Thrivent”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent. Thrivent variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent with respect to the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent or the Thrivent variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent or the owners of the Thrivent variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S& P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent variable insurance products or the timing of the issuance or sale of the Thrivent variable insurance contract or in the determination or calculation of the equation by which a Thrivent variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT , OWNERS OF THE THRIVENT VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
***MSCI, Inc. ("MSCI") makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
Before selecting any Subaccount, you should carefully read the prospectuses for each Portfolio. You should periodically consider your

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Investment Options
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allocation among Subaccounts in light of current market conditions and your investment goals, risk tolerance and financial circumstances. The Portfolio prospectuses provide more complete information about the Portfolios in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Shares of Thrivent Portfolios are sold to other Portfolios, to other insurance company separate accounts of ours, and to other insurance company separate accounts not affiliated with us. We may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts to invest simultaneously in the Portfolio, although we do not foresee any such disadvantages to either variable annuity or variable life insurance Contract Owners. The Portfolio’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;
♦	Changes in the investment management of the Portfolio; or
♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Portfolio to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of shares by one or more of the separate accounts, which could have adverse consequences.
The Subaccounts will purchase and redeem shares from the corresponding Portfolios at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, or the Fixed Account, as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.
Addition, Deletion, Combination, or Substitution of Investments
At our sole discretion and to the fullest extent permitted by law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

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Investment Options
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Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.
If investment in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may close or combine any of the current Portfolios. We may close a Portfolio to new investment, but continue to allow current investors to add additional premium payments, or we may combine the Portfolio with another Portfolio. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. This notification will include the name of the Portfolio being modified, the approximate date of the shareholder vote, the date the combination will be completed (if approved and if applicable), the date that the Portfolio will be closed to new investment selections, the date that funds can no longer be applied to the Portfolio and the description of where the current value will move to (if applicable) and where future premium payments (if any) will be applied. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Contract Owners. Each Portfolio sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges. You could lose some or all of your money.
Voting Privileges
To the extent required by law, we will vote the Portfolio’s shares held in the Subaccount at regular and special shareholder meetings of the Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Portfolio’s shares in our own right, we may elect to do so.
Before the Annuity Date, the Contract Owner shall have the voting interest with respect to Portfolio’s shares attributable to the Contract.
The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes that each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Portfolio.
Any Portfolio shares held in the Subccount for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in

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Investment Options
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proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.
Voting privileges are not applicable to the Fixed Account.
Fixed Account
On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. Interest guarantees are subject to Thrivent Financial’s claims-paying ability. The last-in, first-out accounting method will be used for partial surrenders, transfers, and transfer charges. Please see The Contract-Transfers of Accumulated Value for more information on transferring from the Fixed Account.
The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 and 50% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
A Maintenance of Solvency provision is a legal requirement of a fraternal benefit society. Please see Maintenance of Solvency for more information.

The Maintenance of Solvency provision applies to the Fixed Account in this Contract. The provision is only invoked in the event the reserves of our fraternal benefit society become impaired. If our reserves become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a debt against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the debt. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.
Additional Information about the Fixed Account
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly, the Fixed Account is generally not subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses.

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The Contract
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Purchasing a Contract
You purchase a Contract by submitting an application to us through one of our financial professionals who is also a registered representative of Thrivent Investment Management Inc. Contracts are offered to members and people eligible for membership. This prospectus contains all material provisions of the Contract and any variations are pursuant to state law. In your application you select the features of your Contract, including:
♦	The amount of your initial premium must be at least $100,000.
♦	How you want your premiums allocated among the Subaccount(s), and/or the Fixed Account. We reserve the right to limit the number of allocations to subaccounts.
♦	Whether you want an optional death benefit rider.
♦	The beneficiary or beneficiaries you want to receive the benefit payable upon the death of the Annuitant.
♦	Premium amounts of $1 million or greater will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $1 million. We reserve the right to decline future applications if the premium on a Contract Owner’s and/or Annuitant’s Contract is $1 million or greater. We reserve the right to decline applications that do not meet issue and suitability guidelines.
Processing Your Application
We will process your application when we receive it. Your Contract’s Date of Issue is generally the date you sign the application. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and we will return the initial premium unless you specifically consent to our keeping it until the application is complete.
Allocation of Premiums
We will allocate your initial premium among the Subaccount(s) and/or the Fixed Account according to your application. Any amount of your initial premium which you allocate to a Subaccount will be credited to your Contract with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of the Valuation Period when the allocation is made. See Subaccount Valuation.
The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Notice. Unless specifically designated otherwise, any change will apply to all future premiums unless you request another change.
The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.
Free Look Period
After you receive your Contract, you have a “free look” period of 10 calendar days (some states require a longer free look period, which will be indicated in your Contract) to decide if you want to keep it. If you decide to cancel the Contract within the free look period, you may do so by returning the Contract and providing Notice of cancellation to our Service Center or a financial professional. Once we receive the Contract and notice of cancellation, we will cancel the Contract and refund to you an amount equal to the Accumulated Value. The Accumulated Value may be more or less than your premium payment depending upon the investment performance. This means you bear the risk of any decline in your Accumulated Value until we

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The Contract
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receive your Contract and notice of cancellation. However, in certain states we must return your premium payment, if greater.
In addition to the “free look” period described, if your Contract is an IRA and you revoke it within 7 days after initially receiving the IRA disclosure, we will refund all premiums that you have paid regardless of the state in which the Contract was issued. If the Accumulated Value is higher, you have the right to receive the Accumulated Value in lieu of the initial premium payment. If you receive the higher Accumulated Value we will issue you a tax form for the earnings.
Accumulated Value of Your Contract
On or before the Annuity Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts and the Fixed Account.
Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.
Subaccount Valuation
On any Valuation Day, the Accumulated Value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. On any day that is not a Valuation Day, the Accumulated Value for a Subaccount will be determined on the next Valuation Day.
Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the number of Accumulation Units of the Subaccount in your Contract.
We credit your Contract with Accumulation Units of a Subaccount when:
♦	You allocate premiums to that Subaccount;
♦	You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account;
♦	Your Spouse is the sole beneficiary and elects to continue the Contract after your death, and the excess of the death benefit over the Accumulated Value is allocated to the Subaccount. For Federal Tax purposes, the term Spouse refers to an individual lawfully married to another individual.
We reduce the Accumulation Units in a Subaccount when:
♦	You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;
♦	You make a surrender from that Subaccount;
♦	Transfer charges are applied against the Subaccount;
♦	Expenses for optional death benefit rider (if applicable) are applied against the Subaccounts.
Accumulation Unit Value
A Subaccount’s Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:
(1)Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.
(2)The Net Investment Factor for accumulation unit values for the subaccount for that period.
Accumulation unit values are determined at the end of each Valuation Period before the transfer or allocation of any amounts to or from the subaccounts. The accumulation unit values may increase or decrease on each Valuation Day.

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The Contract
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Net Investment Factor
The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) and (4) where:
(1)Is the sum of:
(a)The net asset value per share of the corresponding Portfolio at the end of the Valuation Period; plus
(b)The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus
(c)A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.
(2)Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.
(3)Is the charge for mortality and expense risks that we deduct for each day in the Valuation Period and is based upon the daily Accumulated Value in each subaccount. This charge may also be based upon the total Accumulated Value in the Subaccounts and is guaranteed not to exceed, on an annual basis, the Maximum Annual Mortality and Expense Risk Charge. An optional death benefit rider charge and fund facilitation fee may also apply.
(4)Is the charge for any Subaccount fee that reduces the Net Investment Factor. We deduct this charge for each day in the Valuation Period based on the daily Accumulated Value in the Subaccount.
Death Benefit Before the Annuity Date
Your Contract provides for a death benefit if the Annuitant’s death, or the death of the first Annuitant if this Contract has two Annuitants, occurs before the Annuity Date and the Accumulated Value is greater than zero. After the Annuity Date, amounts payable, if any, depend upon the terms of the settlement option. The amount of the Death Proceeds is the sum of (1) and (2) where:
(1)Is the greatest of:
(a)The Accumulated Value;
(b)The Standard Death Benefit; and
(c)The Death Proceeds under the Maximum Anniversary Death Benefit Rider, if applicable;
(2) Is the sum of any MADB Charges deducted prior to the death of the Annuitant, if that death occurs before the first Contract Anniversary. Otherwise, zero.
We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center due proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and/or the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Once calculated, Death Proceeds may continue to be subject to the investment experience of the Subaccounts. When based on the investment experience of the Subaccounts, Death Proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Only when the beneficiary provides the claim form and all claim requirements in good order will that beneficiary’s share of the Death Proceeds be removed from the market so that claim payment can be made. In the case of multiple beneficiaries, we must receive a completed form from each beneficiary. We process each claim independently. Surrender charges do not apply to Death Proceeds.
Standard Death Benefit
A Standard Death Benefit is payable if the Annuitant dies before the Annuity Date. The Standard Death Benefit is equal to the adjusted sum of premiums as follows:
(1) As of the day a premium is received by us, the sum is increased by the amount of that premium.

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The Contract
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(2) As of the day a partial surrender is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.
If this Contract has been continued by a Spouse on any date after the Exchange Date, the adjusted sum of premiums will be determined using only premiums paid and Partial Surrenders taken on or after the Exchange Date. The Accumulated Value on the Exchange Date will be deemed a premium paid on that date for the purposes of this provision.
Maximum Anniversary Death Benefit Rider
If you purchase this rider, on any day before the first Contract Anniversary, the MADB is equal to the Standard Death Benefit.
On any day during the period beginning on the first Contract Anniversary and ending on the Contract Anniversary nearest the Annuitant’s 85th birthday (or, if there are two Annuitants, the Contract Anniversary nearest the older Annuitant’s 85th birthday), the MADB is the greatest of the Anniversary Death Benefits determined as of that day for each Contract Anniversary. The anniversary death benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid and any partial surrenders taken after that anniversary:
(1)As of the day a premium is received by us, the benefit is increased by the amount of that premium.
(2)As of the day that a partial surrender is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.
On any day after the Contract Anniversary nearest the Annuitant’s 85th birthday (or if there are two Annuitants, the Contract Anniversary nearest the older Annuitant’s 85th birthday), the MADB is equal to the amount calculated above on the anniversary nearest the 85th birthday, adjusted for any premiums paid and any partial surrenders taken after that anniversary.
If this Contract has been continued by a Spouse, then:
(1) For the sole purpose of calculating the MADB, the first Contract Anniversary on or after the Exchange Date will be deemed to be the first Contract Anniversary of this Contract; and
(2) The amount will be the greatest of the Anniversary Death Benefits calculated only for Contract Anniversaries on or after the Exchange Date.
This Maximum Anniversary Death Benefit Rider is not available if any Annuitant’s Issue Age (age nearest) is 75 or more. The benefit is only payable if the Annuitant dies before the Annuity Date. This rider will terminate on the earliest of the following:
(1) The date this contract terminates.
(2) The date we receive due proof of death of an Annuitant, except if this Contract is continued by the Annuitant’s Spouse and the Exchange Date is before the Contract Anniversary nearest the Spouse’s 85th birthday.
(3) The date the Accumulated Value is reduced to zero.
(4) The date we receive your Notice to cancel this rider.
Death of an Owner Before the Annuity Date
If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this Contract if you die before any Annuitant and before the Annuity Date. If you do not name a successor owner or no successor owner survives you, then your estate will become an owner if you die before any Annuitant and before the Annuity Date. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, the Cash Surrender Value will be paid within five years of the date of the owner’s death to the surviving owners in proportion to each owner’s percentage of ownership. We will pay the Cash Surrender Value to the surviving owners in proportion to each owner’s percentage of ownership.
The Cash Surrender Value on any day is the greater of:
1) the Accumulated Value minus any Surrender Charge; and

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The Contract
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2) the minimum value required by section 7 of the Model Variable Annuity Regulation, Model #250.
There is no Cash Surrender Value if the Accumulated Value is zero.
In lieu of receiving the Cash Surrender Value as a lump sum, owners may receive proceeds according to settlement provisions. If your Spouse is the sole surviving owner, then the Spouse may elect, in lieu of receiving the Cash Surrender Value and to the extent permitted by law, to continue this Contract in force as the owner. This election by a Spouse may be made only once in this Contract.
The Cash Surrender Value payable under this provision will be calculated at the end of the Valuation Period during which we receive proof of death. Once calculated, the Cash Surrender Value may continue to be subject to the investment experience of the Subaccounts. When based on the investment experience of the Subaccounts, the Cash Surrender Value may increase or decrease daily and is not guaranteed as to minimum dollar amount.
Spouse Election to Continue the Contract
If an Annuitant dies before annuity payments begin and that Annuitant’s Spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving Spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of Death Proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract.
If an election to receive Death Proceeds or to continue the Contract is not made within 60 days, the surviving Spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The Spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract.
If the surviving Spouse elects to continue the Contract, the Standard Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date. In addition, if there was Dollar Cost Averaging of the Fixed Account on the Contract, this feature will continue on the Contract of the surviving Spouse.
Death of Annuitant After the Annuity Date
If the Annuitant dies while we are paying you an annuity income under a settlement option, any amounts payable will depend on the terms of the settlement option. See Annuity Provisions—Settlement Options.
Surrender
On or before the Annuity Date while the Annuitant is living, you may surrender your Contract for its Cash Surrender Value or you may request a partial surrender or systematic partial surrender. Your request will not be processed until we receive it at our Service Center in good order. If we receive your surrender request in good order before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, it will receive that day’s valuation.
Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.
The Cash Surrender Value of your Contract will be equal to the Accumulated Value of your Contract decreased by any surrender charge. See Charges and Deductions—Surrender Charge.
When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which: (1) is at least $200 (except when used to pay premiums on a Thrivent Contract); (2) does not exceed the Accumulated Value; and (3) does not reduce the remaining Accumulated Value in the Contract to less than $10,000.

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The Contract
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If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $10,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $10,000 or whether instead you would like to make a full surrender of your Contract.
If there is no surrender charge, or tax withholding associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge, and any tax withholding.
When you request a partial surrender, we will allocate the partial surrender among the Subaccounts and the Fixed Account according to the ratio for the Contract of the Accumulated Value in each Subaccount, and the Fixed Account to the Accumulated Value of the Contract. Amounts surrendered from a Subaccount will be done by reducing Accumulation Units of that Subaccount.
After the Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However, surrender may be allowed under certain settlement options. See Annuity Provisions—Settlement Options.
You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a financial professional. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for:
♦	Surrender of a value of $100,000 or more;
♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial professional requires the verification and witness of your signature by a financial professional.
A partial surrender or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.
For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.
Transfers of Accumulated Value
After the first allocation date and before the Annuity Date while an Annuitant is still living, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts and the Fixed Account. You can request a transfer by giving us Notice.
We will process your transfer request prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Valuation Day. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount. Transfers are subject to the following conditions:
♦	The total amount transferred from a Subaccount or the Fixed Account must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.

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The Contract
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♦	The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 and 50% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
♦	You may make 24 free transfers in any Contract Year. For each transfer in excess of 24 (excluding automatic transfers made through dollar cost averaging or asset rebalancing), we will charge you $25. We consider all amounts transferred in the same Valuation Period to be one transfer for purposes of this charge. It is not dependent upon the number of originating or destination Subaccounts. We reserve the right to limit the number of transfers you make in any Contract Year.
Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.
Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and therefore unit values) thereby negatively impacting the performance of the corresponding Subaccount.
We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in this section, we impose a fee if the transfers made within a given time period exceed a maximum contractual number. See Fee and Expense Tables.
We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among Subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple Contracts under common ownership or control.
Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.
If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.
In addition, the underlying Portfolios may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent is unable to detect and deter abusive trading practices.
Dollar Cost Averaging
You may choose one of two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts other than the Fixed Account. Dollar cost averaging is generally suitable if you are making a substantial premium payment to your Contract and desire to control the risk of investing at the top of a market cycle. Either dollar cost averaging program allows such investments to be made in equal installments over time

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The Contract
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in an effort to reduce such risk. Dollar cost averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals. The dollar cost averaging programs you may participate in are described below.
Dollar Cost Averaging from the Fixed Account. At the time of Application only, you may dedicate a premium of at least $10,000 to be allocated to a one-year allocation in the Fixed Account (the “DCA Fixed Account”) for automatic monthly transfers to one or more Subaccounts. You may not transfer to the Fixed Account in the dollar cost averaging program. The amount allocated to the DCA Fixed Account may be credited with a higher interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period. Dollar cost averaging from the Fixed Account may not be added after your Contract is issued.
One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. If that date falls on a date at the end of the month, such as the 29th, 30th, or the 31st and the subsequent month does not have a comparable date, we will process the transfer on the last business day of the month. If the date falls on a weekend the transfer will be processed on the following business day. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Thrivent Money Market Subaccount unless you request that it be transferred to a different Subaccount.
Money Market Dollar Cost Averaging. You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to one or more of the Subaccounts, not the Fixed Account. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date and the dollar cost averaging program will terminate. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Money Market Subaccount has been depleted or until you notify us to discontinue the program. In order to begin, terminate or resume the program, we must receive Notice.
Asset Rebalancing
On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. You may not include the Fixed Account in the asset rebalancing program. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. You may select any date to begin the asset rebalancing program (except the 29th, 30th, or 31st of a month) and whether to have your Subaccounts reallocated quarterly, semiannually or annually. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-847-4836 to request an Asset Rebalancing Form. To terminate the asset rebalancing program, you must provide Written Notice to us. The program will not terminate automatically by transferring your allocations to another Subaccount or combination of Subaccounts.
Telephone and Online Transactions
You may perform certain transactions online or over the telephone.
We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone and online instructions from any person who provides the

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The Contract
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correct identifying information. Be aware that there is a risk of possible loss to the Contract Owner if an unauthorized person uses this service in the Contract Owner’s name. Thrivent disclaims any liability for losses resulting from such transactions by not having been properly authorized. However, if Thrivent does not take reasonable steps to help ensure that such authorizations are valid, Thrivent may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone and online transactions.
Contract Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.
Timely Processing
We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Account may be deferred up to six months.
Assignments
Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:
♦	You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.
♦	If the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant.
♦	Except as described above, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.
If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred subject to our approval, except that joint Annuitants who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral.
We must receive and approve any assignment request before it is effective. We are not responsible for the validity or effect of any assignment.
You should consider the tax implications of an assignment. See Federal Tax Status.
Contract Owner, Beneficiaries and Annuitants
The Annuitant is the owner of the Contract unless another owner is named in the application or ownership is transferred or assigned to another person. While an Annuitant is living and before the Annuity Date, the owner may exercise all of the owner’s rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights.
The Contract Owner may (subject to the eligibility requirements in the bylaws of Thrivent) name a beneficiary to receive the death benefit or the annuity proceeds payable under the Contract. If the beneficiary is not living on the date payment is due or if no

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beneficiary has been named, the death benefit will be paid to the Contract Owner, if living, or otherwise to the Contract Owner’s estate.
No Beneficiary change shall take effect unless received by Thrivent at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to Thrivent while the insured was alive. Such beneficiary change shall be null and void where Thrivent has made a good faith payment of the proceeds or has taken other action before receiving the change.
Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the fund to process contract owner redemptions, and negatively impact fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the fund.

Charges and Deductions
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Surrender Charge
We do not deduct a sales charge when we receive a Premium Payment. However, we may assess a surrender charge for partial surrenders or surrenders that exceed the free surrender percentage.  We use this charge to cover certain expenses relating to the sale of the Contract. Each Premium Payment will have its own three-year surrender charge schedule. For the purpose of determining the surrender charge:
(1) An accumulated premium is calculated for each premium paid on this Contract. Each premium is accumulated with its net gains and losses and reduced by its portion of surrenders so that the sum of all accumulated premiums equals the Accumulated Value;
(2) Surrenders reduce accumulated premiums in the order that the premiums were allocated to this Contract (first-in, first-out order); and
(3) The duration of each accumulated premium is the number of full years since that premium was allocated to this Contract.
The surrender charge schedule will be applied to the amount surrendered based on the duration of the accumulated premium(s) reduced by the surrender.
Surrender Charges
Premium Duration	Percentage Applied
1-year	2%
2-year	1%
3-year	1%
4-year	0%
If more than 3 years has elapsed since the last premium payment, there is no charge for making surrenders. In addition, during the 3 years since the last premium payment we will limit or waive surrender charges as follows:
♦	Surrenders Paid Under Certain Settlement Options. For surrenders that you make after Contract Year three, there is no surrender charge applied to amounts you elect to have paid under:
(1)A settlement option for a fixed amount or a fixed period (described under Annuity Provisions—Settlement Options) if the accumulation period and the payment period equal or exceed the longest remaining surrender charge period and the proceeds are not subsequently withdrawn.
(2)Options which involve a life income, described under Annuity Provisions—Settlement Options.

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Charges and Deductions
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For Florida Contracts this provision applies after Contract Year one.
♦	Ten Percent Free Each Contract Year. In the first Contract Year, the amount is 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year. In subsequent years, the amount is 10% of the Accumulated Value existing at the start of that Contract Year. This “Ten Percent Free” is not cumulative.
♦	Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice. There is no surrender charge during or within 90 days after the end of the confinement of the Annuitant or the Annuitant’s Spouse in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.
♦	Terminal Illness of the Annuitant or the Annuitant’s Spouse. There is no surrender charge if the Annuitant or the Annuitant’s Spouse has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.
The limitations or waivers of surrender charges described above may not be available in all states. Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.
Partial surrenders from Contract’s for the payment of investment advisor fees may be subject to surrender charges unless one of the surrender charge waivers above apply.
If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below.
Mortality and Expense Risk Charge
We assume certain financial risks associated with the Contracts. Those risks are of two basic types:
♦	Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.
♦	Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.
As compensation for assuming these risks, we deduct a daily risk charge from the daily net assets in the Subaccounts. We guarantee that the mortality and expense risk charges for your Contract will never exceed the annual rates shown in the Fee and Expense Tables. The maximum charge as a percentage of daily net assets in the Subaccounts is 0.50% and the current charge is 0.40%. See the Fee and Expense Tables section.
If the risk charge is insufficient to cover the actual cost of the risks assumed by us, we will bear the loss. We will not reduce annuity payments to compensate for the insufficiency. If the risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.
Notwithstanding this charge, contract owners may be asked to add money under the Maintenance of Solvency provision described in General Provisions – Maintenance of Solvency section.
Maximum Anniversary Death Benefit (MADB) Rider Charge
The MADB charge is the charge for this rider. It is deducted quarterly, beginning three months after the Date of Issue, on the same day of the month as in the Date of Issue (or, if that day does not occur in that month, on the last day of the month). The MADB charge is deducted from the Fixed Account and the Subaccounts of the Variable Account on a pro rata basis.

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Charges and Deductions
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On the day of each deduction, the MADB charge is the MADB multiplied by the MADB charge rate divided by four. The MADB charge is calculated after any changes in the MADB or the MADB charge rate that may occur on that day. The maximum charge is 0.40% and the current charge is 0.20%. See the Fee and Expense Tables section.
We may change the MADB charge rate at any time. It will never exceed the Maximum MADB charge rate. If this rider terminates the MADB charge terminates.
Transfer Charge
You may make 24 free transfers in each Contract Year. On subsequent transfers (other than the dollar cost averaging and asset rebalancing programs), you will incur a $25 transfer charge. The transfer charge will be deducted from the amount transferred. Current IRS guidance references 12 transfers, however we believe that 24 transfers is acceptable under current law.
Surrender of Life Income Settlement Option with a Guaranteed Period
If we are making payments under a life income settlement option with a guaranteed period, an owner of the settlement option may elect to receive a lump sum instead of continuing payments while in the guaranteed period, unless the settlement option election was irrevocable. The present value of the remaining payments in the guaranteed period on any day is based on the interest rate used to determine the income payable plus 0.25%.
Fund Facilitation Fee
We may charge a Fund Facilitation Fee in order to make certain external portfolios available as investment options under the Contract. The Fund Facilitation Fee is charged as a percentage of daily Accumulated Value in each subaccount. The fee may vary by subaccount. The maximum and current Fund Facilitation Fees are in the Fee and Expense Tables.
Expenses of the Portfolios
Because the Subaccounts purchase shares of the Portfolios; the accumulation unit values of the Subaccounts will reflect the corresponding portfolio operating expenses or other expenses incurred by the Portfolio. See Fee and Expense Tables and the accompanying current prospectuses of the Portfolios.
Taxes
Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.
Investment Advisor Fees
Withdrawals from non-qualified Contracts for the payment of investment advisor fees will be considered taxable distributions from the Contract. In a series of Private letter Rulings, the Internal Revenue Service has determined that the payment of investment advisor fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:
♦	there was a written agreement providing for the payment of the fee solely from the annuity Contract, and
♦	the fees were paid solely from the annuity Contract to the advisor.
Sufficiency of Charges
If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

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Charges and Deductions
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If our reserves become impaired, Contract Owners may be asked to add money under the Maintenance of Solvency provision described in General Provisions –Maintenance of Solvency section.
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Annuity Provisions
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Annuity Date
The Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. At issue, the Annuity Date is set to the Contract Anniversary when the oldest annuitant is age 95 under the Contract. At the Annuity Date stated in your Contract, we may, at our discretion, allow you to extend the Annuity Date.
Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. After the Annuity Date, amounts payable, if any, depend on the terms of the settlement option.
Annuity Income
The annuity income will be calculated using the cash surrender value on the Annuity Date. No surrender charge will be deducted from the portion of the amount surrendered which is paid under Option 2 or 3, provided that the payments will be made for at least as long as the greatest number of months remaining in any Surrender Charge schedule that otherwise would have applied; and the proceeds are not subsequently withdrawn. Surrender charges would also be waived for an election of Option 4 or 5.
We will pay you the annuity proceeds under a settlement agreement according to the annuity settlement option that you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Date.
If you have not selected either a settlement option or a single sum payment by the Annuity Date, we will pay proceeds of $2,000 or more using an annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Annuity Date, or (2) joint and survivor life income with a 10-year guarantee period if two Annuitants are living on the Annuity Date.
Settlement Options
You may elect to have your full proceeds ($2,000 or more) paid to you under an annuity settlement option or a combination of options.
Proceeds from death or surrender are payable in a lump sum unless otherwise provided. Instead of a lump sum, proceeds from death or surrenders of $2,000 or more may be paid under a settlement option by means of a settlement agreement that we will issue.
♦	Option 1 - Interest Income. The proceeds may be left on deposit. Interest earned may be paid in cash at regular intervals or left to accumulate at interest. We will pay interest at a rate not less than the guaranteed interest rate. All or part of these proceeds may be withdrawn upon request.
♦	Option 2 - Income of a Fixed Amount. We will pay Annuity Income of a fixed amount at agreed upon intervals. The fixed amount must not result in a payment period that exceeds 360 months. We reserve the right to require a fixed amount that results in a payment period of at least 60 months. Interest will be credited on the unpaid balance at a rate not less than the guaranteed interest rate. Income will be paid until the proceeds and interest are paid in full. After the first payment is made, this option may not be changed except as described in the Contract.
♦	Option 3 - Income for a Fixed Period. We will pay Annuity Income for a fixed period not to exceed 360 months. We reserve the right to require a fixed period of at least 60 months. Interest will be credited on the unpaid balance at a rate not less than the guaranteed interest rate. After the first payment is made, this option may not be changed except as described in the Contract.
♦	Option 4 - Life Income with Guaranteed Period. We will pay Annuity Income for the lifetime of the Annuitant of the settlement agreement. A guaranteed period of up to 360 months may be elected. If the Annuitant dies during the guaranteed period, payments will be continued to the end of the period and will be paid to the agreement’s beneficiary. After the first payment is made, this option may not be changed except as described in of the Contract. Income will

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Annuity Provisions
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not be less than an income based on the mortality table and guaranteed interest rate using the sex and adjusted age of the annuitant on his or her birthday nearest the date of settlement.
♦	Option 5 - Joint and Survivor Life Income with Guaranteed Period. We will pay Annuity Income as long as at least one of the two Annuitants of the settlement option agreement is alive. A guaranteed period of up to 360 months may be elected. If one Annuitant dies during the guaranteed period, payments will continue for the lifetime of the surviving Annuitant. Before the first payment is made under this option, a reduction factor may be elected which will reduce any payments made after the guaranteed period by the elected reduction factor if only one annuitant is then living. Payments made during the guaranteed period will be larger if a reduction factor is elected. If both Annuitants die during the guaranteed period, payments will be continued to the end of that period and will be paid to the agreement’s beneficiary. After the first payment is made, this option may not be changed except as described in the Contract. Income will not be less than an income based on the mortality table and guaranteed interest rate using the sex and adjusted age of each Annuitant on his or her birthday nearest the date of settlement.
In addition to these settlement options, proceeds may be paid under any other settlement option that you request and to which we agree.
If we are making payments under a life income settlement option with a guaranteed period, an owner of the settlement option may elect to receive a lump sum instead of continuing payments while in the guaranteed period, unless the settlement option election was irrevocable. The value of the remaining payments on any day is based on the interest rate used to determine the income payable plus 0.25%.
If an owner or Annuitant dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the settlement option at least as rapidly as payments were being paid under that settlement option on the date of death.
Partial Annuitization
Federal tax law permits taxpayers to annuitize a portion of their annuity while leaving the remaining balance tax deferred. You may elect to have a portion of your proceeds ($2,000 or more) paid to you under an annuity settlement option or a combination of options. The settlement option(s) must be for a fixed amount or fixed period payable for at least ten years, or a single or joint life income with or without a guaranteed period. If this requirement is met, the settlement option and the tax-deferred balance will generally be treated as two separate Contracts for income tax purposes only. Your after-tax premiums in your Contract will be allocated pro-rata between the settlement option and the portion that remains deferred.
Frequency of Annuity Payments
Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any settlement option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

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General Provisions
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Entire Contract
Your entire insurance Contract is comprised of:
♦	the Contract including any attached rider(s),if any, endorsements or amendments;
♦	the application attached to the Contract; and
♦	our Articles of Incorporation and Bylaws and all amendments to them. Benefits will not be reduced or eliminated by any future amendments to our Articles of Incorporation or Bylaws.
Postponement of Payments
We may delay payment of any surrender, death proceeds or annuity payment amounts that are in the Variable Account if:
(1)The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(2)An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.
Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.
Premium Payments
Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card, courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.
Date of Receipt
Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in good order unless received (1) after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.
Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial professionals and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.
Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.
Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.
Maintenance of Solvency
The maintenance of solvency provision is a legal requirement of a fraternal benefit society. The provision is only invoked in the event the reserves of a fraternal benefit society become impaired.
This provision applies only to values in the General Account. For the purposes of this product, that means the Fixed Account..
If our reserves become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a debt against the Contract with an interest rate of 5% per

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General Provisions
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year. You may choose an equivalent reduction in benefits instead of or in combination with the debt. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.
Reports to Contract Owners
At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.
Gender Neutral Benefits
In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.
Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:
♦	Contracts used in an employer sponsored retirement plan;
♦	Contracts issued in Massachusetts; and
♦	Contracts issued in Montana.

How to Contact Us
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Telephone:
1-800-847-4836
Internet:
Thrivent.com
Fax:
1-800-225-2264
New Applications:
Thrivent
P.O. Box 8075
Appleton, WI 54912-8061
Additional Premiums (variable products):
Thrivent
P.O. Box 8061
Appleton, WI 54912-8061
Transfers, Surrenders, or Partial Surrenders:
Thrivent
P.O. Box 8075
Appleton, WI 54912-8075

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How to Contact Us
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Express Mail:
Thrivent
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions,
Please contact 1-800-847-4836
Federal Tax Status
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General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.
Tax Status of the Variable Account
The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.
Taxation of Annuities in General
The following discussion assumes that the Contract is not used in connection with a Qualified Plan.
Tax Deferral During Accumulation Period
In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.
Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the contract owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.

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Federal Tax Status
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Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the Contract Owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable Contract Owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the Contract Owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate  premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity Contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.
The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.
Taxation of Partial and Full Surrenders
In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the Contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the Contract. For these purposes, the investment in the Contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.
Withdrawals from non-qualified Contracts for the payment of investment advisor fees are partial surrenders and may be taxable. Withdrawals from qualified Contracts for the payment of investment advisor fees will not be treated as taxable, as long as you set up systematic partial surrenders for the direct payment of the investment advisor fees. Additional administrative options for paying the investment advisor fees are also available.
Taxation of Annuity Income Payments
Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the

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Federal Tax Status
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ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.
Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.
There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.
Tax Treatment of Death Benefit
Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.
After the Annuity Date, death proceeds are taxable and generally are included in the income of the recipient as follows:
♦	If payments from a life income with a guaranteed payment period are continued, they are taxed only after the remaining investment in the Contract has been recovered.
♦	Other payments are taxed as annuity income payments.
♦	If distributed in a lump sum, they are taxed in the same manner as a full surrender.
Assignments, Pledges, and Gratuitous Transfers
Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner’s Spouse (or a former Spouse incident to divorce), the Contract Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the Contract at the time of the transfer. In such a case, the transferee’s investment in the Contract is increased to reflect the amount includible in the transferor’s income.
Penalty Tax on Premature Distributions
Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1⁄2; (2) attributable to the Contract Owner becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law).For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1⁄2 or the expiration of five years from the time the payment starts, the

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Federal Tax Status
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taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.
Aggregation of Contracts
In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a contract and also purchases at approximately the same time another deferred annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more contracts from us (or an affiliate) during any calendar year, all such contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.
Exchanges of Annuity Contracts
We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.
Qualified Plans
The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.
The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.
The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.
Traditional IRAs. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.
Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same

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Federal Tax Status
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rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly moved to a Roth IRA. This movement is called a “qualified rollover contribution.”
Inherited IRAs. An inherited IRA (Traditional or Roth) is an IRA owned by a (i) nonspouse beneficiary of the original IRA owner or qualified retirement plan participant; or (ii) a Spouse beneficiary who elects to receive distributions from the deceased Spouse’s IRA or qualified retirement plan as beneficiary rather than as owner. Contributions cannot be made to an inherited IRA. In addition, other funds cannot be co-mingled with an inherited IRA unless the funds are additional inherited IRA funds from the same original decedent and the same subsequent beneficiaries (if applicable). If there is a taxable portion of distributions, it is subject to ordinary income tax. There is no 10% penalty tax. Funds cannot be kept in an inherited IRA indefinitely. Distributions must occur under the Required Minimum Distribution rules, as they apply to inherited IRAs.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

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Distribution of the Contracts
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Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.
The financial professional in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance producer of Thrivent.
Our financial professionals predominately sell insurance and annuity products of ours. Sales of the Contracts provide revenue to Thrivent and our affiliates. It is more profitable for us and our affiliates if you purchase products issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a Contract issued by Thrivent instead of a contract issued by another company. Sales of Thrivent insurance products, which include variable annuity and variable life insurance contracts, help support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical Community needs.
Thrivent Investment Management Inc., or its financial professional, will charge you an investment advisor or similar fee under an agreement you have with them independent of Thrivent. Thrivent Investment Management Inc. determines the investment advisor fee range that can be charged. However, the investment advisor fee rate may be negotiable under certain circumstances. Circumstances in which the investment advisor fee for the managed account program may be negotiable can include the amount of assets, complexity of your financial situation, anticipated and actual level of subaccount transfers, the number of other managed accounts you have, and your Financial Professional’s experience level and credentials. This investment advisor fee is in addition to the Contract and Portfolio charges described in the Fee and Expense Tables section. There may be tax and Contract implications, including adverse effects on Contract benefits, if you have such fees withdrawn from the Contract.
No insurance commissions are paid to Thrivent Investment Management Inc., or its financial professionals. In lieu of insurance commissions, Thrivent Investment Management Inc., and its financial professionals receive compensation through the charging of investment advisor fees.
In addition, compensation varies by product type. As a result, your financial professional in this transaction may have a financial incentive to recommend that you purchase one product instead of another.
Thrivent receives additional compensation, sometimes referred to as “revenue sharing,” from certain external variable investment trusts that are available investment options within this product. This compensation is in connection with services that Thrivent provides, including promoting and administering the contracts. This compensation is a factor in determining whether a Fund Facilitation Fee applies to a specific portfolio and the amount of that fee. The Fund Facilitation Fee helps provide us with the amount of revenue we require to meet our expenses and/or revenue targets.
From time to time and in accordance with applicable laws and regulations, financial professionals are eligible for various incentives. Sales of Contracts may help the financial professional in this transaction and/or his or her supervisors qualify for such incentives. These incentives are in addition to compensation financial professionals receive through the charging of an investment advisor fee.

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Legal Proceedings
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There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.
Financial Statements
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The financial statements of Thrivent and the Variable Account are contained in the Statement of Additional Information.
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Statement of Additional Information
•••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••

♦	Introduction
♦	Principal Underwriter
♦	Standard and Poor’s Disclaimer
♦	Independent Registered Public Accounting Firm and Financial Statements
You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-847-4836, going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.
You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about Thrivent Variable Annuity Account I are available on the Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.
Thrivent Variable Annuity Account I
1933 Act Registration No. 333-216125
1940 Act Registration No. 811-21111
- - - - - - -  -  - - - - - - - - - - - - - - - - - - - - - - - - - - -  - - - - - - - - - - - - - - - - - - - - - - - - - - -  - - - - - - - - - - - - - - - - - - - - - -
Please send me the Statement of Additional Information (SAI) for the:
THRIVENT ADVISORFLEX
VARIABLE ANNUITYTM
THRIVENT VARIABLE ANNUITY ACCOUNT I

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Appendix A—Condensed Financial Information
•••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••
The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Portfolio less applicable Separate Account charges and the Fund Facilitation Fee, if applicable, and are deducted daily as part of the calculation of Accumulation Units. Information about the Separate Account charges and charges for the optional rider can be found in the “Fee and Expense” tables.
The financial statements of the Separate Account and Thrivent can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the Contracts offered through the Separate Account. The financial statements of Thrivent that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Thrivent’s financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.
Year ended Dec. 31,	2019	2018	2017
American Funds IS® Global Growth Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.01	$11.06	$—
value at end of period	$13.47	$10.01	$11.06
number outstanding at end of period (000 omitted)	57	55	4
American Funds IS® Growth-Income Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.87	$11.12	$—
value at end of period	$13.64	$10.87	$11.12
number outstanding at end of period (000 omitted)	33	30	38
American Funds IS® International Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.61	$11.12	$—
value at end of period	$11.75	$9.61	$11.12
number outstanding at end of period (000 omitted)	111	87	31
BlackRock Total Return V.I. Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.95	$10.07	$—
value at end of period	$10.81	$9.95	$10.07
number outstanding at end of period (000 omitted)	16	16	5
DFA VA International Small Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$8.88	$11.15	$—
value at end of period	$10.92	$8.88	$11.15
number outstanding at end of period (000 omitted)	43	55	27
DFA VA US Targeted Value Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.15	$10.96	$—
value at end of period	$11.14	$9.15	$10.96
number outstanding at end of period (000 omitted)	97	91	18
Fidelity® VIP Emerging Markets Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.61	$11.79	$—
value at end of period	$12.37	$9.61	$11.79
number outstanding at end of period (000 omitted)	99	52	27
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Appendix A—Condensed Financial Information
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Year ended Dec. 31,	2019	2018	2017
Fidelity® VIP International Capital Appreciation Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.76	$11.25	$—
value at end of period	$12.93	$9.76	$11.25
number outstanding at end of period (000 omitted)	48	42	—
Fidelity® VIP Value Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.24	$10.79	$—
value at end of period	$12.14	$9.24	$10.79
number outstanding at end of period (000 omitted)	43	40	7
Janus Henderson Enterprise Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$11.00	$11.11	$—
value at end of period	$14.81	$11.00	$11.11
number outstanding at end of period (000 omitted)	87	62	6
John Hancock Core Bond Trust Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.98	$10.08	$—
value at end of period	$10.75	$9.98	$10.08
number outstanding at end of period (000 omitted)	69	25	13
John Hancock International Equity Index Trust B Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.45	$11.06	$—
value at end of period	$11.42	$9.45	$11.06
number outstanding at end of period (000 omitted)	10	9	—
John Hancock Strategic Income Opportunities Trust Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.62	$10.17	$—
value at end of period	$10.62	$9.62	$10.17
number outstanding at end of period (000 omitted)	31	31	5
MFS® VIT II - MFS® Blended Research Core Equity Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.18	$11.09	$—
value at end of period	$13.08	$10.18	$11.09
number outstanding at end of period (000 omitted)	14	12	3
MFS® VIT II - MFS® Corporate Bond Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.84	$10.20	$—
value at end of period	$11.23	$9.84	$10.20
number outstanding at end of period (000 omitted)	37	29	2
MFS® VIT III - MFS® Global Real Estate Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.21	$10.58	$—
value at end of period	$12.89	$10.21	$10.58
number outstanding at end of period (000 omitted)	10	6	1
MFS® VIT II - MFS® International Intrinsic Value Subaccount (June 30, 2017)[1]
Accumulation unit:
value at beginning of period	$9.84	$10.92	$—
value at end of period	$12.33	$9.84	$10.92
number outstanding at end of period (000 omitted)	33	30	15
1  Formerly known as MFS® VIT II - MFS® International Value.
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2019	2018	2017
MFS® VIT III - MFS® Mid Cap Value Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.42	$10.69	$—
value at end of period	$12.29	$9.42	$10.69
number outstanding at end of period (000 omitted)	14	17	33
MFS® VIT II - MFS® Technology Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$11.62	$11.48	$—
value at end of period	$15.74	$11.62	$11.48
number outstanding at end of period (000 omitted)	72	44	4
MFS® VIT - MFS® Value Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.62	$10.76	$—
value at end of period	$12.43	$9.62	$10.76
number outstanding at end of period (000 omitted)	29	24	13
PIMCO VIT Emerging Markets Bond Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.78	$10.33	$—
value at end of period	$11.16	$9.78	$10.33
number outstanding at end of period (000 omitted)	65	101	2
PIMCO VIT Global Bond (Unhedged) Subaccount (June 30, 2017)[1]
Accumulation unit:
value at beginning of period	$9.80	$10.29	$—
value at end of period	$10.34	$9.80	$10.29
number outstanding at end of period (000 omitted)	14	16	6
PIMCO VIT Long-Term U.S. Government Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.94	$10.25	$—
value at end of period	$11.20	$9.94	$10.25
number outstanding at end of period (000 omitted)	15	16	1
PIMCO VIT Real Return Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.91	$10.20	$—
value at end of period	$10.69	$9.91	$10.20
number outstanding at end of period (000 omitted)	16	30	45
Principal Diversified International Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.08	$11.10	$—
value at end of period	$11.06	$9.08	$11.10
number outstanding at end of period (000 omitted)	10	17	3
Principal Government & High Quality Bond Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.04	$10.03	$—
value at end of period	$10.61	$10.04	$10.03
number outstanding at end of period (000 omitted)	40	33	5
Principal Small Cap Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.70	$10.97	$—
value at end of period	$12.27	$9.70	$10.97
number outstanding at end of period (000 omitted)	18	26	32
1  Formerly known as PIMCO VIT Global Bond (Unhedged).
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2019	2018	2017
Templeton Global Bond VIP Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.04	$9.88	$—
value at end of period	$10.21	$10.04	$9.88
number outstanding at end of period (000 omitted)	44	77	19
Thrivent All Cap Subaccount (June 30, 2017)[1]
Accumulation unit:
value at beginning of period	$9.75	$10.87	$—
value at end of period	$12.66	$9.75	$10.87
number outstanding at end of period (000 omitted)	3	2	2
Thrivent Balanced Income Plus Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.96	$10.51	$—
value at end of period	$11.62	$9.96	$10.51
number outstanding at end of period (000 omitted)	12	12	—
Thrivent Diversified Income Plus Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.06	$10.38	$—
value at end of period	$11.39	$10.06	$10.38
number outstanding at end of period (000 omitted)	55	54	13
Thrivent Global Stock Subaccount (June 30, 2017)[2]
Accumulation unit:
value at beginning of period	$9.96	$10.91	$—
value at end of period	$12.20	$9.96	$10.91
number outstanding at end of period (000 omitted)	15	18	—
Thrivent High Yield Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.89	$10.26	$—
value at end of period	$11.26	$9.89	$10.26
number outstanding at end of period (000 omitted)	100	61	22
Thrivent Income Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.94	$10.22	$—
value at end of period	$11.24	$9.94	$10.22
number outstanding at end of period (000 omitted)	174	37	9
Thrivent International Allocation Subaccount (June 30, 2017)[3]
Accumulation unit:
value at beginning of period	$9.12	$10.83	$—
value at end of period	$10.95	$9.12	$10.83
number outstanding at end of period (000 omitted)	22	13	7
Thrivent Large Cap Growth Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$11.39	$11.16	$—
value at end of period	$15.08	$11.39	$11.16
number outstanding at end of period (000 omitted)	57	37	—
1  Formerly known as Thrivent Balanced Subaccount.
2  Formerly known as Thrivent High Yield Subaccount II.
3  Formerly known as Thrivent Large Cap Stock Subaccount.
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2019	2018	2017
Thrivent Large Cap Index Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.55	$11.10	$—
value at end of period	$13.78	$10.55	$11.10
number outstanding at end of period (000 omitted)	309	192	56
Thrivent Large Cap Value Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.15	$11.16	$—
value at end of period	$12.57	$10.15	$11.16
number outstanding at end of period (000 omitted)	49	23	4
Thrivent Limited Maturity Bond Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.15	$10.09	$—
value at end of period	$10.59	$10.15	$10.09
number outstanding at end of period (000 omitted)	47	30	11
Thrivent Thrivent Low Volatility Equity Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.44	$10.79	$—
value at end of period	$12.80	$10.44	$10.79
number outstanding at end of period (000 omitted)	12	12	1
Thrivent Mid Cap Index Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.66	$10.93	$—
value at end of period	$12.11	$9.66	$10.93
number outstanding at end of period (000 omitted)	131	110	27
Thrivent Mid Cap Stock Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.82	$11.07	$—
value at end of period	$12.33	$9.82	$11.07
number outstanding at end of period (000 omitted)	44	34	10
Thrivent Money Market Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$1.01	$1.00	$—
value at end of period	$1.03	$1.01	$1.00
number outstanding at end of period (000 omitted)	62	61	14
Thrivent Multidimensional Income Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.68	$10.27	$—
value at end of period	$11.09	$9.68	$10.27
number outstanding at end of period (000 omitted)	16	14	1
Thrivent Opportunity Income Plus Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.03	$10.17	$—
value at end of period	$10.84	$10.03	$10.17
number outstanding at end of period (000 omitted)	25	8	3
Thrivent Partner Emerging Markets Equity Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.21	$10.87	$—
value at end of period	$11.02	$9.21	$10.87
number outstanding at end of period (000 omitted)	3	4	—
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2019	2018	2017
Thrivent Partner Growth Stock Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.98	$11.16	$—
value at end of period	$14.36	$10.98	$11.16
number outstanding at end of period (000 omitted)	46	30	15
Thrivent Partner Healthcare Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.71	$9.93	$—
value at end of period	$13.43	$10.71	$9.93
number outstanding at end of period (000 omitted)	24	6	4
Thrivent Real Estate Securities Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.74	$10.32	$—
value at end of period	$12.41	$9.74	$10.32
number outstanding at end of period (000 omitted)	20	2	—
Thrivent Small Cap Growth Subaccount (April 27, 2018)
Accumulation unit:
value at beginning of period	$9.09	$—
value at end of period	$11.62	$9.09
number outstanding at end of period (000 omitted)	1	1
Thrivent Small Cap Index Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.99	$10.98	$—
value at end of period	$12.19	$9.99	$10.98
number outstanding at end of period (000 omitted)	23	25	7
Thrivent Small Cap Stock Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.99	$11.17	$—
value at end of period	$12.72	$9.99	$11.17
number outstanding at end of period (000 omitted)	22	21	8
Vanguard® VIF Capital Growth Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$11.03	$11.25	$—
value at end of period	$13.85	$11.03	$11.25
number outstanding at end of period (000 omitted)	89	84	48
Vanguard® VIF International Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$9.93	$11.45	$—
value at end of period	$12.93	$9.93	$11.45
number outstanding at end of period (000 omitted)	97	73	9
Vanguard® VIF Short-Term Investment-Grade Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.05	$10.02	$—
value at end of period	$10.54	$10.05	$10.02
number outstanding at end of period (000 omitted)	91	56	11
Vanguard® VIF Small Company Growth Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.18	$11.06	$—
value at end of period	$12.94	$10.18	$11.06
number outstanding at end of period (000 omitted)	77	54	5
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2019	2018	2017
Vanguard® VIF Total Bond Market Index Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.02	$10.09	$—
value at end of period	$10.84	$10.02	$10.09
number outstanding at end of period (000 omitted)	576	308	67
Vanguard® VIF Total Stock Market Index Subaccount (June 30, 2017)
Accumulation unit:
value at beginning of period	$10.44	$11.08	$—
value at end of period	$13.58	$10.44	$11.08
number outstanding at end of period (000 omitted)	389	332	57
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••

THRIVENT VARIABLE ANNUITY ACCOUNT I
Statement of Additional Information
Dated April 30, 2020
For
Flexible Premium Deferred Variable Annuity Contract
Issued by
THRIVENT FINANCIAL FOR LUTHERANS
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2020 (the “Prospectus”) for Thrivent Variable Annuity Account I (the “Variable Account”) describing an individual flexible premium deferred variable annuity AdvisorFlex contract (the “Contract”) being offered by Thrivent Financial for Lutherans (“Thrivent Financial”) to persons eligible for membership in Thrivent Financial.
Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.
Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.
1

INTRODUCTION
The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.
Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial)or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio, which is an open-end management investment company (commonly known as a “mutual fund”). The prospectuses for the portfolios accompany the product Prospectus and describe the investment objectives and attendant risks of the Portfolios.
Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.
SERVICES
Service Agreements and Other Service Providers
Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402.
There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.
PRINCIPAL UNDERWRITER
Thrivent Investment Management Inc., an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Principal Underwriting Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Management Inc. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.
The offering of the Contracts is continuous.
Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management retained $0.
2019	2018	2017
$65,441,160	$69,340,590	$73,817,536
2

STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent. Thrivent variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent variable insurance contracts particularly or the ability of the S&P 500, S& P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent with respect to the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent or the Thrivent variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent or the owners of the Thrivent variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent variable insurance products or the timing of the issuance or sale of the Thrivent variable insurance contract or in the determination or calculation of the equation by which a Thrivent variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S& P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT, OWNERS OF THE THRIVENT VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
3

MSCI DISCLAIMER
MSCI, Inc. (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statutory financial statements of Thrivent Financial for Lutherans as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019 and the financial statements of each of the subaccounts of Thrivent Variable Annuity Account I as of December 31, 2019 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2019 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
5

Report of Independent Auditors
To the Board of Directors of Thrivent Financial for Lutherans
We have audited the accompanying statutory financial statements of Thrivent Financial for Lutherans, which comprise the statutory statements of assets, liabilities and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, surplus and of cash flow for each of the three years in the period ended December 31, 2019.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 12 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Report of Independent Auditors, continued
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the assets, liabilities and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance described in Note 1.
Emphasis of Matter
As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Thrivent Life Insurance Company into the Company on July 1, 2019 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 13, 2020

Thrivent Financial for Lutherans
Statutory-Basis Statements of Assets, Liabilities and Surplus
As of December 31, 2019 and 2018
(in millions)
	2019	2018
Admitted Assets
Bonds	$ 46,538	$45,530
Stocks	2,535	2,223
Mortgage loans	9,506	8,999
Real estate	143	65
Cash, cash equivalents and short-term investments	2,054	1,471
Contract loans	1,164	1,173
Receivables for securities	110	85
Limited partnerships	4,621	3,844
Other invested assets	426	203
Total cash and invested assets	67,097	63,593
Accrued investment income	460	455
Due premiums and considerations	119	119
Other assets	63	54
Assets held in separate accounts	34,482	29,850
Total Admitted Assets	$102,221	$94,071
Liabilities
Aggregate reserves for life, annuity and health contracts	$ 49,028	$48,051
Deposit liabilities	3,922	3,691
Contract claims	400	349
Dividends due in following calendar year	330	326
Interest maintenance reserve	503	476
Asset valuation reserve	1,836	1,387
Transfers due from separate accounts, net	(515)	(488)
Payable for securities	843	376
Securities lending obligation	479	251
Other liabilities	922	712
Liabilities related to separate accounts	34,408	29,810
Total Liabilities	$ 92,156	$84,941
Surplus
Unassigned funds	$ 10,043	$ 9,088
Other surplus	22	42
Total Surplus	$ 10,065	$ 9,130
Total Liabilities and Surplus	$102,221	$94,071
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Operations
For the Years Ended December 31, 2019, 2018 and 2017
(in millions)
	2019	2018	2017
Revenues
Premiums	$4,967	$5,117	$5,151
Considerations for supplementary contracts with life contingencies	170	140	118
Net investment income	3,050	2,798	2,794
Separate account fees	706	705	672
Amortization of interest maintenance reserve	105	163	131
Other revenues	35	40	47
Total Revenues	$9,033	$8,963	$8,913
Benefits and Expenses
Death benefits	$1,123	$1,110	$1,035
Surrender benefits	3,263	2,841	2,466
Change in reserves	975	769	1,515
Other benefits	1,931	1,757	1,606
Total benefits	7,292	6,477	6,622
Commissions	264	273	272
General insurance expenses	764	741	690
Fraternal benefits and expenses	200	200	180
Transfers to separate accounts, net	(782)	(116)	375
Total expenses and net transfers	446	1,098	1,517
Total Benefits and Expenses	$7,738	$7,575	$8,139
Gain from Operations before Dividends and Capital Gains and Losses	$1,295	$1,388	$ 774
Dividends	329	324	319
Other	—	—	4
Gain from Operations before Capital Gains and Losses	$ 966	$1,064	$ 451
Realized capital gains (losses), net	24	146	75
Net Income	$ 990	$1,210	$ 526
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Surplus
For the Years Ended December 31, 2019, 2018 and 2017
(in millions)
	2019	2018	2017
Surplus, Beginning of Year	$ 9,130	$8,269	$7,726
Net income	990	1,210	526
Change in unrealized investment gains and losses	423	(261)	85
Change in non-admitted assets	(20)	7	(9)
Change in asset valuation reserve	(449)	(150)	(119)
Change in surplus of separate account	33	(3)	(3)
Reserve adjustment	—	—	84
Corporate home office building sale	(19)	41	—
Pension liability adjustment	(19)	18	(11)
Other	(4)	—	(10)
Surplus, End of Year	$10,065	$9,130	$8,269
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Cash Flow
For the Years Ended December 31, 2019, 2018 and 2017
(in millions)
	2019	2018	2017
Cash from Operations
Premiums	$ 5,133	$ 5,258	$ 5,270
Net investment income	2,526	2,450	2,401
Other revenues	741	745	718
	8,400	8,453	8,389
Benefit and loss-related payments	(6,149)	(5,600)	(4,941)
Transfers to/from separate account, net	756	213	(390)
Commissions and expenses	(1,172)	(1,215)	(1,127)
Dividends	(324)	(319)	(316)
Other	4	(5)	—
Net Cash from Operations	$ 1,515	$ 1,527	$ 1,615
Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	$ 10,721	$ 7,648	$ 8,226
Stocks	1,427	1,276	1,027
Mortgage loans	822	775	823
Other	1,543	820	834
	14,513	10,519	10,910
Cost of investments acquired or originated:
Bonds	(11,201)	(7,862)	(9,408)
Stocks	(1,323)	(1,648)	(1,189)
Mortgage loans	(1,329)	(1,575)	(1,253)
Other	(1,494)	(1,033)	(764)
	(15,347)	(12,118)	(12,614)
Transactions under mortgage dollar roll program, net	(468)	167	(204)
Change in net amounts due to/from broker	(25)	(224)	201
Change in collateral held for securities lending	228	(122)	(158)
Change in contract loans	8	3	4
Net Cash from Investments	$ (1,091)	$ (1,775)	$ (1,861)
Cash from Financing and Miscellaneous Sources
Net deposits (payments) on deposit-type contracts	$ 115	$ 23	$ 42
Other	44	78	(7)
Net Cash from Financing and Miscellaneous Sources	$ 159	$ 101	$ 35
Net Change in Cash, Cash Equivalents and Short-Term Investments	$ 583	$ (147)	$ (211)
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	$ 1,471	$ 1,618	$ 1,829
Cash, Cash Equivalents and Short-Term Investments, End of Year	$ 2,054	$ 1,471	$ 1,618
Supplemental Information:
Non-cash investing activities not included above
Mortgage Loans	$ 114	$ 91	$ 145
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements
For the Years Ended December 31, 2019, 2018, and 2017
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
Thrivent Financial for Lutherans (“Thrivent”) is a fraternal benefit society that provides life insurance, retirement products, disability income, long-term care insurance, and Medicare supplement insurance to members. Thrivent is licensed to conduct business throughout the United States and distributes products to members primarily through a network of career financial representatives. Thrivent’s members are offered additional financial products and services, such as investment funds and trust services, through subsidiaries and affiliates.
Statutory Merger
On July 1, 2019, the dissolution of Thrivent’s wholly-owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), was completed. All shares of Thrivent Life were cancelled on the date of dissolution. All of Thrivent Life’s assets and obligations were absorbed by Thrivent. This transaction was accounted for as a statutory merger and all prior periods have been restated to incorporate the assets, liabilities and operations of Thrivent Life into Thrivent. Thrivent Life’s assets, liabilities, revenue and net income are deemed immaterial to the combined financial results of Thrivent. Taxes related to the dissolution are disclosed in the Income Taxes section.
Pre-merger separate company assets, liabilities, surplus, revenue and net income for Thrivent and Thrivent Life are shown in the table below (in millions).
	December 31, 2018			December 31, 2017
	Thrivent	Thrivent Life	Restated	Thrivent	Thrivent Life	Restated
Assets*	$90,509	$3,721	$94,071	$90,969	$3,841	$94,654
Liabilities*	81,379	3,562	84,941	82,700	3,685	86,385
Surplus*	9,130	159	9,130	8,269	156	8,269
Revenue	8,712	251	8,963	8,668	245	8,913
Net Income	1,206	4	1,210	517	9	526
*	Thrivent’s reported assets, liabilities and surplus above previously reflected Thrivent Life’s assets, liabilities and surplus as admitted assets consistent with Statement of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (SCAs).
Significant Accounting Policies
The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed by the State of Wisconsin Office of the Commissioner of Insurance.
Use of Estimates
The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates relate to fair values of investments, reserves for life, health and annuity contracts, and pension and other retirement benefit liabilities. Actual results could differ from those estimates.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows:
Investments
Bonds:  Bonds are generally carried at amortized cost, depending on the nature of the security and as prescribed by National Association of Insurance Commissioners (“NAIC”) guidelines. Discounts or premiums on bonds are amortized over the term of the securities using the modified scientific method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the modified scientific method, adjusted to reflect anticipated pre-payment patterns. Interest income is recognized when earned.
Thrivent uses a mortgage dollar roll program to enhance the yield on the mortgage-backed security (“MBS”) portfolio. MBS dollar rolls are transactions whereby Thrivent sells an MBS to a counterparty and subsequently enters into a commitment to purchase another security at a later date. Thrivent’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent had $721 million and $252 million in the mortgage dollar roll program as of December 31, 2019 and 2018, respectively.
Stocks:  Preferred stocks are generally carried at amortized cost. Common stocks of unaffiliated companies are stated at fair value. Common stocks of unconsolidated subsidiaries and affiliates are carried at the stock’s prescribed equity basis. Investments in affiliated mutual funds are carried at net asset value (“NAV”).
Mortgage Loans:  Mortgage loans are generally carried at unpaid principal balances less valuation adjustments. Interest income is accrued on the unpaid principal balance using the loan’s contractual interest rate. Discounts or premiums are amortized over the term of the loans using the effective interest method. Interest income and amortization of premiums and discounts are recorded as a component of net investment income along with prepayment fees and mortgage loan fees.
Real Estate:  Home office real estate is valued at original cost, plus capital expenditures less accumulated depreciation and encumbrances. Depreciation expense is determined using the straight-line method over the estimated useful life of the properties. Real estate expected to be disposed is carried at the lower of cost or fair value, less estimated costs to sell.
Cash, Cash equivalents and Short-term Investments:  Cash and cash equivalents include demand deposits, highly liquid investments purchased with an original maturity of three months or less and investments in money market mutual funds. Demand deposits and highly liquid investments are carried at amortized cost while investments in money market mutual funds are carried at fair value. Short-term investments have contractual maturities of one year or less at the time of acquisition. Included in short-term investments are commercial paper and agency notes, which are carried at amortized cost.
Contract Loans:  Contract loans are generally carried at the loans’ aggregate unpaid balances. Contract loans are collateralized by the cash surrender value of the associated insurance contracts.
Limited Partnerships:  Limited partnerships consist primarily of equity limited partnerships, which are valued on the underlying audited U.S. generally accepted accounting principles (“GAAP”) equity of the investee. Income is recognized on distributions received that are not in excess of undistributed earnings.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Other Invested Assets:  Other invested assets include derivative instruments, real estate joint ventures and surplus notes. Derivatives are primarily carried at fair value. Real estate joint ventures are valued on the underlying audited equity of the investee. Surplus notes are carried at amortized cost.
Securities Lending:  Securities loaned under Thrivent’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by NAIC guidelines. Thrivent generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in highly-liquid, highly-rated securities which are included in bonds and cash, cash equivalents and short-term investments on the Statutory-Basis Statements of Assets, Liabilities and Surplus. A liability is also recognized for the amount of the collateral. Market values of securities loaned and corresponding collateral are monitored daily, and additional collateral is obtained as necessary. Thrivent requires a minimum level of collateral to be held for loaned securities.
Offsetting Assets and Liabilities:  Thrivent presents securities lending agreements and derivatives on a gross basis in the statutory-basis financial statements.
Unrealized Investment Gains and Losses:  Unrealized investment gains and losses include changes in fair value of bonds, unaffiliated stocks, affiliated common stocks, affiliated mutual funds, and other invested assets are reported as a direct increase or decrease to surplus.
Realized Capital Gains and Losses:  Realized capital gains and losses on sales of investments are determined using the specific identification method for bonds and average cost method for stocks.
Thrivent’s security portfolios are periodically reviewed, and those securities are evaluated where the current fair value is less than amortized cost for indicators that show the decline in value is other-than-temporary. The review includes an evaluation of each security issuer’s creditworthiness, such as the ability to generate operating cash flow while remaining current on all debt obligations, and any changes in credit ratings from third party agencies. Other factors include, the severity and duration of the impairment, Thrivent’s ability to collect all amounts due according to the contractual terms of the debt security, and Thrivent’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.
The potential need to sell securities in an unrealized loss position which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, Thrivent has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are written down, primarily to fair value, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. If, in response to changed conditions in the capital markets, Thrivent decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.
Certain realized capital gains and losses on bonds sold prior to maturity are transferred to the interest maintenance reserve.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Interest Maintenance Reserve:  Thrivent is required by the NAIC to maintain an interest maintenance reserve (“IMR”). The IMR is primarily used to defer certain realized capital gains and losses on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.
Fair Value of Financial Instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on the evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable.
Separate Accounts
Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Surplus represent funds that are separately administered for variable annuity and variable life contracts, for which the contractholder, rather than Thrivent, bears the investment risk. Fees charged on separate account contractholder account value, include mortality and expense charges, rider fees, and advisor fees and are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed to the contractholder; however, general account reserves include provisions for the guaranteed minimum death and living benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the Aggregate Reserves for Life, Annuity and Health Contracts section.
Aggregate Reserves for Life, Annuity and Health Contracts
Reserves for life insurance contracts are calculated using primarily the Commissioners’ Reserve Valuation Method generally based upon the 1941, 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary and American Experience Mortality Tables with assumed interest rates ranging from 2.5% to 5.5%. Reserves on Contracts issued on a substandard basis are valued using the valuation mortality rates for the substandard rating.
Reserves for fixed annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners’ Annuity Reserve Valuation Method. Fixed indexed annuity reserves are calculated according to the Black-Scholes Projection Method described in Actuarial Guideline 35. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guidelines 43 and VM-21, including assumptions for guaranteed minimum death benefits and living benefits.
Accident and health contract reserves are generally calculated using the two-year preliminary term, one-year preliminary term and the net level premium methods based upon various morbidity tables. In addition, for long-term care and disability income products, a premium deficiency reserve is held to the extent future premiums and current reserves are less than the value of future expected claim payments and expenses.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
The reserve assumptions inherent in these approaches are designed to be sufficient to provide for all contractual benefits. Thrivent waives deduction of deferred fractional premiums upon the death of insureds and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
During 2017, Thrivent Financial recorded an adjustment to its reserves for life contracts totaling $84 million. The adjustment corrected an overstatement of the reserve connected with waivers on the Term Life products.
Deposit Liabilities
Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject Thrivent to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.
Contract Claims Liabilities
Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims based on past experience.
Asset Valuation Reserve
Thrivent is required to maintain an asset valuation reserve (“AVR”), which is a liability calculated using a formula prescribed by the NAIC. The AVR is a general provision for future potential losses in the value of investments, unrelated to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Surplus.
Premiums and Considerations
Traditional life insurance premiums are recognized as revenue when due. Variable life, universal life, annuity premiums and considerations of supplemental contracts with life contingencies are recognized when received. Health insurance premiums are earned pro rata over the terms of the policies.
Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities and expenses incurred to provide or administer fraternal benefits and expenses related to Thrivent’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent’s fraternal branch system. Thrivent conducts fraternal activities primarily through a lodge system where members participate in locally sponsored fraternal activities.
Dividends to Members
Thrivent’s insurance products are participating in nature. Dividends on these policies to be paid to members in the subsequent 12 months are reflected in the Statutory-Basis Statements of Operations for the current year. The majority of life insurance contracts receive dividends. Dividends are not currently being paid on most health insurance and annuity contracts. Dividend scales are approved annually by Thrivent’s Board of Directors.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Income Taxes
Thrivent, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by Thrivent is generally exempt from taxation; therefore, no provision for income taxes has been recorded. Income tax expense (benefit) of less than $1 million, ($1) million, and $3 million are related to the operations of Thrivent Life prior to dissolution and are included in the Statement of Operations for the year ended December 31, 2019, 2018 and 2017, respectively. As part of the dissolution, Thrivent Life’s deferred tax asset and related non-admitted assets were released and reduced surplus by $4 million.
New Accounting Guidance
In 2019, Thrivent adopted changes to SSAP No. 51R (Life Contracts), SSAP No. 52 (Deposit-Type Contracts) and SSAP No. 61R (Life, Deposit-Type and Accident and Health Reinsurance), which expands the variable annuity disclosures and adds life liquidity disclosures in Note 3. The new guidance is applied prospectively and did not have a material impact to Thrivent’s financial statements.
In 2019, Thrivent adopted changes to SSAP No. 92 (Postretirement Plans Other Than Pensions) and SSAP No. 102 (Pensions) to improve the effectiveness of disclosures related to benefit plans in Note 9. The new guidance is applied retrospectively and did not have a material impact on Thrivent’s financial statements.
In 2019, Thrivent adopted changes to SSAP No. 103R (Transfers and Servicing of Financial Assets and Extinguishments of Liabilities), which reduces the disclosure requirements related to repurchase and reverse repurchase transactions. This clarifies that only wash sales that cross a reporting period are to be included in Note 2. In 2018, Thrivent adopted changes to SSAP No. 103R, which clarified that wash sales were to be included for the period in which the securities were sold. The new guidance is applied prospectively and did not have a material impact to Thrivent’s financial statements.
In 2019, Thrivent adopted changes to SSAP No.43R (Loan-Backed and Structured Securities) which removed disclosures on structured notes in Note 2.
Subsequent Events
Thrivent evaluated events or transactions that may have occurred after the Statutory-Basis Statements of Assets, Liabilities and Surplus date for potential recognition or disclosure through February 13, 2020, the date the statutory-basis financial statements were available to be issued. There were no subsequent events or transactions which required recognition or disclosure.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments
Bonds
The admitted value and fair value of Thrivent’s investment in bonds are summarized below (in millions):
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2019
U.S. government and agency securities	$ 2,235	$ 114	$ 2	$ 2,347
U.S. state and political subdivision securities	104	46	—	150
Securities issued by foreign governments	99	5	—	104
Corporate debt securities	34,041	3,195	66	37,170
Residential mortgage-backed securities	7,218	118	14	7,322
Commercial mortgage-backed securities	2,217	71	2	2,286
Collateralized debt obligations	3	11	—	14
Other debt obligations	489	12	2	499
Affiliated Bonds	132	1	—	133
Total bonds	$46,538	$3,573	$ 86	$50,025
December 31, 2018
U.S. government and agency securities	$ 1,704	$ 41	$ 14	$ 1,731
U.S. state and political subdivision securities	105	34	—	139
Securities issued by foreign governments	113	3	1	115
Corporate debt securities	33,543	1,004	967	33,580
Residential mortgage-backed securities	7,365	28	158	7,235
Commercial mortgage-backed securities	2,187	8	43	2,152
Collateralized debt obligations	3	11	—	14
Other debt obligations	486	2	9	479
Affiliated Bonds	24	—	—	24
Total bonds	$45,530	$1,131	$1,192	$45,469
The admitted value of corporate debt securities issued in foreign currencies was $584 million and
$546 million as of December 31, 2019 and 2018, respectively.
The admitted value and fair value of bonds, short-term investments and certain cash equivalents by contractual maturity are shown below (in millions). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
	Admitted Value	Fair Value
December 31, 2019
Due in 1 year or less	$ 3,169	$ 3,383
Due after 1 year through 5 years	10,463	10,848
Due after 5 years through 10 years	14,528	15,401
Due after 10 years through 20 years	7,217	8,383
Due after 20 years	12,963	13,995
Total	$48,340	$52,010
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in millions).
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2019
U.S. government and agency securities	4	$ 223	$ 1	1	$ 9	$—
Securities issued by foreign governments	1	12	—	—	—	—
Corporate debt securities	127	1,124	37	70	601	29
Residential mortgage-backed securities	41	979	5	43	609	9
Commercial mortgage-backed securities	18	246	2	13	93	1
Collateralized debt obligations	—	—	—	—	—	—
Other debt obligations	20	79	1	12	26	1
Total bonds	211	$ 2,663	$ 46	139	$1,338	$ 40
December 31, 2018
U.S. government and agency securities	23	$ 565	$ 7	16	$ 246	$ 7
Securities issued by foreign governments	4	6	—	2	24	1
Corporate debt securities	2,693	16,708	748	526	2,802	219
Residential mortgage-backed securities	140	3,223	66	125	2,267	92
Commercial mortgage-backed securities	100	989	18	65	553	26
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	75	253	6	34	125	2
Total bonds	3,035	$21,744	$845	770	$6,017	$347
Based on Thrivent’s current evaluation in accordance with Thrivent’s impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature and Thrivent has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Stocks
The cost and fair value of Thrivent’s investment in stocks as of December 31 are presented below (in millions).
	2019	2018
Unaffiliated Preferred Stocks:
Cost/statement value	$ 318	$ 207
Gross unrealized gains(1)	34	8
Gross unrealized losses(1)	(1)	(7)
Fair value(1)	$ 351	$ 208
Unaffiliated Common Stocks:
Cost	$1,389	$1,372
Gross unrealized gains	370	177
Gross unrealized losses	(22)	(105)
Fair value/statement value	$1,737	$1,444
Affiliated Common Stocks:
Cost	$ 90	$ 134
Gross unrealized gains	64	79
Gross unrealized losses	(3)	(33)
Fair value/statement value	$ 151	$ 180
Affiliated Mutual Funds:
Cost	$ 308	$ 426
Gross unrealized gains	21	3
Gross unrealized losses	—	(37)
Fair value/statement value	$ 329	$ 392
Total statement value	$2,535	$2,223
1.	2018 amounts have been corrected. Gross unrealized gains were reduced by $111 million and gross unrealized losses were increased by $2 million.
Mortgage Loans
Thrivent invests in mortgage loans that principally involve commercial real estate consisting of first mortgage liens on completed income-producing properties. The carrying value of mortgage loans as of December 31, 2019 and 2018 was $10 billion and $9 billion, respectively. There was no allowance for credit losses as of December 31, 2019 or 2018.
Thrivent requires that all properties subject to mortgage loans have fire insurance at least equal to the value of the property.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
The carrying values of mortgage loans by credit quality as of December 31 are presented below where restructured loans, in good standing, represent loans with reduced principal or interest rates below market (dollars in millions):
	2019	2018
In good standing	$9,486	$8,975
Restructured loans, in good standing	20	23
Delinquent	—	1
In process of foreclosure	—	—
Total mortgage loans	$9,506	$8,999

	2019	2018
Loans with Interest Rates Reduced During the Year:
Weighted average interest rate reduction	0.8%	0.6%
Total principal	$ 36	$ 9
Number of loans	34	16

Interest Rates for Loans Issued During the Year:
Maximum	6.0%	5.9%
Minimum	2.9%	2.7%
Maximum loan-to-value ratio for loans issued during the year, exclusive of purchase money mortgages	74%	80%
The age analysis of mortgage loans as of December 31 are presented below (in millions):
	2019	2018
Current	$9,501	$8,995
30 – 59 days past due	5	2
60 – 89 days past due	—	1
90 – 179 days past due	—	—
180+ days past due	—	1
Total mortgage loans	$9,506	$8,999
180+ Days Past Due and Accruing Interest:
Investment	$ —	$ 1
Interest accrued	—	—
90 -179 Days Past Due and Accruing Interest:
Investment	$ —	$ —
Interest accrued	—	—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
The distribution of Thrivent’s mortgage loans among various geographic regions of the United States as of December 31 are presented below:
	2019	2018
Geographic Region:
Pacific	29%	27%
South Atlantic	19	19
East North Central	8	9
West North Central	13	14
Mountain	10	11
Mid-Atlantic	8	8
West South Central	8	7
Other	5	5
Total	100%	100%
The distribution of Thrivent’s mortgage loans among various property types as of December 31 are presented below:
	2019	2018
Property Type:
Industrial	23%	25%
Retail	22	23
Office	17	17
Church	10	10
Apartments	20	17
Other	8	8
Total	100%	100%
Impaired loans
A loan is determined to be impaired when considered probable that the principal and interest will not be collected according to the contractual terms of the loan agreement. At December 31, 2019, Thrivent held impaired loans with a carrying value of $9 million and an unpaid principal balance of $9 million for which there was no related allowance for credit losses recorded. At December 31, 2018, Thrivent held impaired loans with a carrying value of $9 million and an unpaid principal balance of $11 million for which there was no related allowance for credit losses recorded.
Any payments received on impaired loans are either applied against the principal or reported as net investment income, based on an assessment as to the collectability of the principal. Interest income on impaired loans is recognized upon receipt.
After loans become 180 days delinquent on principal or interest payments, or if the loans have been determined to be impaired, any accrued but uncollectible interest on the mortgage loans is non-admitted and charged to surplus in the period in which the loans are determined to be impaired. Generally, only after the loans become less than 180 days delinquent from the contractual due date will accrued interest be returned to admitted status. The amount of impairments included in realized capital losses due to debt restructuring was less than $1 million for all three years ended December 31, 2019, 2018 and 2017. The average recorded

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
investment in impaired mortgage loans was $4 million held on December 31, 2019 and 2018. Interest income recognized on impaired mortgage loans was less than $1 million for all three years ended December 31, 2019, 2018 and 2017.
In certain circumstances, Thrivent may modify the terms of a loan to maximize the collection of amounts due. During the years ended December 31, 2019 and 2018, Thrivent modified no loans under these circumstances.
As of both December 31, 2019 and 2018, Thrivent held 2 mortgage loans totaling $9 million, where loan modifications had occurred. During the years ended December 31, 2019 and 2018, there were no modified mortgage loans with a payment default.
During the years ended December 31, 2019, no mortgage loan that was derecognized as a result of foreclosure. In 2018, there was one mortgage loan that was derecognized as a result of foreclosure in the amount of $2 million.
Real Estate
The components of real estate investments as of December 31 were as follows (in millions):
	2019	2018
Home office properties	$226	$143
Held-for-sale	6	6
Total before accumulated depreciation	232	149
Accumulated depreciation	(89)	(84)
Total real estate	$143	$ 65
In August 2018, Thrivent sold a corporate home office property for a cash payment of $55 million. In conjunction with the sale, Thrivent entered into an agreement with the purchaser to lease the property for a 30-month term lease. A $48 million gain on the sale of the property has been deferred and is reported in other surplus funds and will be recognized over the term of the lease.
Derivative Financial Instruments
Thrivent uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefits features of certain variable annuity products.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
The following table summarizes the carrying values, which primarily equal fair values, included in other invested assets or other liabilities on the Statutory-Basis Statements of Assets, Liabilities and Surplus, and the notional amounts of Thrivent’s derivative financial instruments (in millions):
	Carrying Value	Notional Amount	Realized Gain/(Loss)
As of and for the year ended December 31, 2019
Assets:
Call spread options	$ 91	$ 733	$ 11
Futures	—	461	(90)
Foreign currency swaps	29	390	8
Interest rate swaps	—	—	1
Covered written call options	—	—	—
Total assets	$120	$1,584	$ (70)
Liabilities:
Call spread options	$ (67)	$ 765	$ (7)
Foreign currency swaps	(10)	202	3
Covered written call options	—	—	2
Total liabilities	$ (77)	$ 967	$ (2)
As of and for the year ended December 31, 2018
Assets:
Call spread options	4	$ 545	$ 20
Futures	—	990	(9)
Foreign currency swaps	25	258	2
Interest rate swaps	—	—	—
Covered written call options	—	—	2
Total assets	$ 29	$1,793	$ 15
Liabilities:
Call spread options	$ (2)	$ 569	$ (16)
Foreign currency swaps	(17)	305	6
Covered written call options	—	—	—
Total liabilities	$ (19)	$ 874	$ (10)
All gains and losses on derivatives are reflected in realized capital gains and losses in the statutory-basis financial statements except foreign currency swaps which are reflected in net investment income. Notional amounts do not represent amounts exchanged by the parties and therefore are not a measure of Thrivent’s exposure. The amounts exchanged are calculated based on the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices or financial and other indices.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Call Spread Options
Thrivent uses over-the-counter S&P 500 index call spread options (i.e. buying call options and selling cap call options) to manage risks associated with fixed indexed annuities. Purchased call spread options are reported at fair value in other invested assets and written call spread options are reported at fair value in other liabilities. The changes in the fair value of the call spread options are recorded in unrealized gains and losses.
Covered Written Call Options
Thrivent sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral that Thrivent owns. The premium received for these call options is recorded in other liabilities at book value at each reporting period. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of realized capital gains and losses. During the years ended December 31, 2019, 2018 and 2017, $8 million, $3 million and $8 million, respectively, was received in call premium.
Futures
Thrivent utilizes futures contracts to manage a portion of the risks associated with the guaranteed minimum accumulation benefit feature of variable annuity products and to manage foreign equity risk. Cash paid for the futures contracts is recorded in other invested assets. The futures contracts are valued at fair value at each reporting period. The daily change in fair value from the contracts variation margin is recognized in unrealized gains and losses until the contract is closed and/or otherwise expired. Realized gains and losses are recognized when the contract is closed and/or otherwise expired.
Foreign Currency Swaps
Thrivent utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of foreign currency to U.S. dollar payments for foreign denominated bonds. The swaps are reported at fair value with the change in the fair value recognized in unrealized gains and losses. Realized gains and losses are recognized upon settlement of the swap. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Securities Lending
Elements of the securities lending program as of December 31 are presented below (in millions).
	2019	2018
Loaned Securities:
Carrying value	$467	$261
Fair value	470	245
Cash Collateral Reinvested:
Open	$209	$ 62
30 days or less	147	88
31 - 60 days	53	25
61 - 90 days	11	9
91 - 120 days	9	5
121 - 180 days	2	11
181 - 365 days	33	10
1 - 2 years	15	33
2 - 3 years	—	1
Greater than 3 years	5	7
Total	$484	$251

Cash collateral liabilities	$479	$251
The maturity dates of the cash collateral liabilities generally match the maturity dates of the invested assets.
Wash Sales
In the normal course of Thrivent’s investment management activities, securities are periodically sold and repurchased within 30 days of the sale date to enhance total return on the investment portfolio. At December 31, 2019, Thrivent sold 81 non-investment grade securities with a book value totaling $19 million where the cost to repurchase within 30 days totaled $24 million. The net gain for securities sold and later repurchased totaled $4 million. During 2018, Thrivent sold 223 non-investment grade securities with a book value totaling $115 million where the cost to repurchase within 30 days totaled $143 million. The net gain for securities sold and later repurchased totaled $31 million.
Reverse Repurchase Agreements
During 2019, Thrivent entered into a tri-party reverse repurchase agreement (“repo”) to purchase and resell short-term securities. The securities are classified as a NAIC 1 designation and the maturity of the securities is 3 months to 1 year with a carrying value and fair value of less than $1 million. Thrivent is not permitted to sell or repledge these securities. The purchased securities are included in cash, cash equivalents and short-term investments in the accompany Statutory-Basis Statements of Assets, Liabilities and Surplus. Thrivent received cash as collateral, having a fair value at least equal to 102% of the purchase price paid for the securities and Thrivent’s designated custodian takes possession of the collateral. The collateral is not recorded in Thrivent’s financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
The fair value of the securities for the repo transactions accounted for each reporting period of 2019 are presented below (in millions):
	Maximum	Ending Balance
Bonds:
1st quarter	$—	$—
2nd quarter	20	20
3rd quarter	20	20
4th quarter	109	—
The fair value of the cash collateral under the repo borrowing transactions for each reporting period of 2019 by remaining contractual maturity are presented below (in millions):
	Maximum	Ending Balance
Overnight and Continuous:
1st quarter	$—	$—
2nd quarter	27	27
3rd quarter	27	27
4th quarter	103	—
Pledged and Restricted Assets
Thrivent owns assets which are pledged to others as collateral or are otherwise restricted totaling $530 million and $320 million at December 31, 2019 and 2018, respectively. Total pledged and restricted assets, which primarily include collateral held under futures transactions, securities lending agreements, and reverse repurchase agreements are less than 1% of total admitted assets. Securities on deposit with state insurance departments were $3 million and $6 million for at December 31, 2019 and 2018, respectively.
Collateral Received
Elements of reinvested collateral received in the securities lending program as of December 31 are presented below (in millions):
	2019	2018
Bonds:
Carrying value	$ 53	$ 47
Fair value	53	47
Short-term Investments:
Carrying value	$ 39	$ 62
Fair value	39	62
Cash Equivalents:
Carrying value	$392	$134
Fair value	392	134
Common Stocks:
Carrying value	$—	$ 8
Fair Value	—	8
All collateral received is less than 1% of total admitted assets.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Net Investment Income
Investment income by type of investment for the years ended December 31 is presented below (in millions):
	2019	2018	2017

Bonds	$1,818	$1,827	$1,825
Preferred stock	15	11	7
Unaffiliated common stocks	29	28	21
Affiliated common stocks	60	24	11
Mortgage loans	433	392	391
Real estate	14	23	24
Contract loans	86	85	81
Cash, cash equivalents and short-term investments	52	33	21
Limited partnerships	584	410	450
Other invested assets	17	22	16
	3,108	2,855	2,848
Investment expenses	(53)	(51)	(48)
Depreciation on real estate	(5)	(6)	(6)
Net investment income	$3,050	$2,798	$2,794
Net investment income includes bonds sold or redeemed with a callable feature. During 2019, there were 118 securities with callable features sold or redeemed totaling $25 million and during 2018, there were 84 securities with callable features sold or redeemed totaling $20 million included in net investment income.
Realized Capital Gains and Losses
Realized capital gains and losses for the years ended December 31 is presented below (in millions):
	2019	2018	2017
Net Gains (Losses) on Sales:
Bonds:
Gross gains	$ 209	$ 198	$ 228
Gross losses	(89)	(59)	(42)
Stocks:
Gross gains	174	201	143
Gross losses	(60)	(47)	(31)
Futures	(90)	(9)	(41)
Other	8	17	31
Net gains (losses) on sales	152	301	288

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
	2019	2018	2017
Provisions for Losses:
Bonds	(15)	(18)	(10)
Stocks	—	—	—
Other	19	5	—
Total provisions for losses	4	(13)	(10)
Realized capital gains (losses)	156	288	278
Transfers to interest maintenance reserve	(132)	(142)	(205)
Realized capital gains (losses), net	$ 24	$ 146	$ 73
Proceeds from the sale of investments in bonds, net of mortgage dollar roll transactions, were $10 billion, $7 billion and $7 billion for the years ended December 31, 2019, 2018 and 2017, respectively.
Thrivent recognized other-than-temporary impairments during the year ended December 31, 2019 on the following loan-backed and structured securities where the present value of cash flows expected to be collected was less than the amortized cost basis of the security (in millions):
CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired
02660YAX0	$ 2	$—	$ 2	$ 2
16165TAE3	7	—	7	7
40431KAD2	4	—	4	4
45660LST7	3	—	3	3
Total	$16	$—	$16	$16

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities
Many of the contracts issued by Thrivent, primarily annuities, do not subject Thrivent to mortality or morbidity risk. These contracts may have certain limitations placed upon the amount of funds that can be withdrawn without penalties. The following table summarizes liabilities by withdrawal characteristics of individual annuities (dollars in millions):
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2019
Subject to Discretionary Withdrawal:
With market value adjustment	$ —	$202	$ —	$ 202		1%
At book value less a surrender charge of 5% or more	1,984	—	—	1,984		4
At fair value	—	—	32,079	32,079		63
Total with market value adjustment or at fair value (total of 1 through 3)	1,984	32,079	34,265		68%
At book value without adjustment	14,888	—	—	14,888		29
Not subject to discretionary withdrawal	1,552	—	48	1,600		3
Total (gross)	18,424	202	32,127	50,753		100
Total (net)	$18,424	$202	$32,127	$50,753		100%
Amount to Move in Subject to Discretionary Withdrawal in the Year After the Statement Date:	$ 339	$—	$ —	$ —
December 31, 2018
Subject to Discretionary Withdrawal:
With market value adjustment	$ —	$248	$ —	$ 248		1%
At book value less a surrender charge of 5% or more	5,238	—	—	5,238		10
At fair value	—	—	27,768	27,768		56
At book value without adjustment	15,032	—	—	15,032		30
Not subject to discretionary withdrawal	1,553	—	68	1,621		3
Total	$21,823	$248	$27,836	$49,907		100%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities, continued
The following table summarizes liabilities by withdrawal characteristics of deposit type contracts with no life contingencies (dollars in millions):
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2019
Subject to Discretionary Withdrawal:
At book value less a surrender charge of 5% or more	$3,517	$—	$—	$3,517	89%
Total with market value adjustment or at fair value (total of 1 through 3)	3,517	—	—	3,517	89%
At book value without adjustment	346	—	—	346	9
Not subject to discretionary withdrawal	59	—	26	85	2
Total (gross)	3,922	—	26	3,948	100
Total (net)	$3,922	$—	$ 26	$3,948	100%
The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics (dollars in millions):
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
December 31, 2019
Subject to Discretionary Withdrawal, Surrender Values, or Policy Loans:
Universal life	$10,279	$10,268	$10,300	$ —	$ —	$ —
Universal life with secondary guarantees	1,168	1,029	1,248	796	712	732
Other permanent cash value life insurance	—	6,710	12,175	—	—	—
Variable universal life	43	43	55	797	795	807
Miscellaneous reserves	—	—	2	—	—	—
Not Subject to Discretionary Withdrawals or No Cash Values:
Term policies without cash value	XXX	XXX	1,010	XXX	XXX	—
Accidental death benefits	XXX	XXX	16	XXX	XXX	—
Disability death benefits	XXX	XXX	—	XXX	XXX	—
Disability – active lives	XXX	XXX	126	XXX	XXX	—
Disability – disable lives	XXX	XXX	371	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total	$11,490	$18,050	$25,303	$1,593	$1,507	$1,539
Reinsurance ceded	527	544	826	—	—	—
Total	$10,963	$17,506	$24,477	$1,593	$1,507	$1,539

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities, continued
The above policyholder liabilities are recorded as components of the following captions of the Statutory-Basis Statements of Assets, Liabilities and Surplus as of December 31 (in millions):
	2019	2018

Aggregate reserves for life, annuity and health contracts	$18,425	$18,132
Deposit liabilities	3,922	3,691
Liabilities related to separate accounts	32,354	28,084
Total	$54,701	$49,907
Thrivent calculates premium deficiency reserves (PDR) on Thrivent’s closed block of long-term care insurance policies. The PDR was $0 and $133 million as of December 31, 2019 and 2018, respectively. During 2018, Thrivent updated the claim incidence, claim termination, disabled life mortality, expense, and net earned rate assumptions used in the determination of the PDR. Additional updates to those same assumptions (plus claim utilization) were made in 2019 as Thrivent moved from an aggregate care model to an initial site-of-care model. These updated assumptions, along with the natural decline in the reserve as new premium sufficient LTC contracts sold replace older premium deficient LTC contracts, were the primary drivers of the $133 million and $434 million decrease in PDR for the years ended December 31, 2019 and 2018, respectively.
Thrivent has insurance in force as of December 31, 2019 and 2018, totaling $18 billion and $17 billion, respectively, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Wisconsin Office of the Commissioner of Insurance. Reserves associated with these policies as of December 31, 2019 and 2018, totaled $59 million and $64 million, respectively.
Deferred and uncollected life insurance premiums and annuity considerations were as follows (in millions):
	Gross	Net of Loading
December 31, 2019
Ordinary new business	$12	$ 7
Ordinary renewal	49	99
Total	$61	$106
December 31, 2018
Ordinary new business	$12	$ 8
Ordinary renewal	45	99
Total	$57	$107
4. Separate accounts
Thrivent administers and invests funds segregated into separate accounts for the exclusive benefit of variable annuity, variable immediate annuity and variable universal life contractholders. Variable life and variable annuity separate accounts of Thrivent are non-guaranteed, while Thrivent’s multi-year guarantee separate account is a non-indexed guarantee account. Within the non-guaranteed separate account, all variable deferred annuity contracts contain guaranteed death benefits and some contain guaranteed living benefits. The

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
4. Separate accounts, continued
following table presents the explicit risk charges paid by separate account contract holders for these guarantees and the amounts paid for guaranteed death benefits for the years ended December 31 (in millions):
	2019	2018	2017	2016	2015
Risk charge paid	$104	$108	$107	$99	$99
Payments for guaranteed benefits	5	4	4	6	5
The distribution of investments in the separate account assets as of December 31 were as follows:
	2019	2018
Equity funds	63%	61%
Bond funds	26	20
Balanced funds	9	17
Other	2	2
Total separate account assets	100%	100%
The following tables summarize information for the separate accounts (in millions):
	Non-Indexed Guarantee	Non-Guaranteed	Total
December 31, 2019
Reserves:
For accounts with assets at fair value	$202	$33,692	$33,894
By Withdrawal Characteristics:
Subject to Discretionary Withdrawal:
With market value adjustment	$202	$ —	$ 202
At fair value	—	33,618	33,618
Not subject to discretionary withdrawal	—	74	74
Total	$202	$33,692	$33,894
December 31, 2018
Reserves:
For accounts with assets at fair value	$248	$29,072	$29,320
By Withdrawal Characteristics:
Subject to Discretionary Withdrawal:
With market value adjustment	$248	$ —	$ 248
At fair value	—	29,004	29,004
Not subject to discretionary withdrawal	—	68	68
Total	$248	$29,072	$29,320

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Notes to Statutory-Basis Financial Statements, continued
4. Separate accounts, continued
	2019	2018	2017
Premiums, Considerations and Deposits:
Non-indexed guarantee	$ —	$ 1	$ 1
Non-guaranteed	1,712	1,774	1,843
Total	$1,712	$1,775	$1,844

	2019	2018	2017
Transfers to separate accounts	$ 1,709	$ 1,773	$ 1,843
Transfers from separate accounts	(2,490)	(1,890)	(1,467)
Other items	(1)	1	(1)
Transfers to separate accounts, net	$ (782)	$ (116)	$ 375
5. Claims liabilities
Activity in the liabilities for accident and health, long-term care and disability benefits, included in aggregate reserves for life, annuity, and health contracts and contract claims, as presented below (in millions):
	2019	2018

Net balance at January 1
Incurred Related to:	$1,114	$1.089
Current year	546	471
Prior years	(40)	(52)
Total incurred	506	419
Paid Related to:
Current year	122	104
Prior years	295	290
Total paid	417	394
Net balance at December 31	$1,203	$1,114
Thrivent uses estimates for determining the liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Thrivent annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining Thrivent’s estimate of ultimate claims experience.
6. Reinsurance
Thrivent participates in reinsurance in order to limit maximum losses and to diversify exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Generally, Thrivent retains a maximum of $3 million of single and $3 million of joint life coverage for any single mortality risk.

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Notes to Statutory-Basis Financial Statements, continued
6. Reinsurance, continued
Ceded balances would represent a liability of Thrivent in the event the reinsurers were unable to meet the obligations under the terms of the reinsurance agreements. Reinsurance contracts do not relieve an insurer from the contract’s primary obligation to policyholders.
Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.
Reinsurance amounts included in the Statutory-Basis Statements of Operations for the years ended December 31 were as follows (in millions):
	2019	2018	2017

Direct premiums	$5,073	$5,098	$5,146
Reinsurance ceded	(106)	(117)	(125)
Net premiums	$4,967	$4,981	$5,021
Reinsurance claims recovered	$ 81	$ 60	$ 65
Aggregate reserves and contract claim liabilities in the Statutory-Basis Statements of Assets, Liabilities and Surplus for the years ended December 31 were reduced by reinsurance ceded amounts as presented below (in millions):
	2019	2018
Life insurance	$826	$801
Accident-and-health	—	—
Total	$826	$801
The financial condition of Thrivent’s reinsurers and amounts recoverable are periodically reviewed in order to evaluate the financial strength of the companies supporting the recoverable balances. One reinsurer accounts for approximately 47% of the reinsurance recoverable as of December 31, 2019.
Thrivent has no covered policies where certain term life and universal life insurance policies (XXX/AXXX risks) are ceded in accordance with Actuarial Guideline 48 (Actuarial Opinion and Memorandum Requirements for the Reinsurance of Policies to be Valued Under Sections 6 and 7 of the NAIC Valuation of Life Insurance Policies Model Regulation).
7. Surplus
Thrivent is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of surplus maintained by a fraternal benefit society is to be determined based on the various risk factors. Thrivent exceeds the RBC requirements as of December 31, 2019 and 2018.

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Notes to Statutory-Basis Financial Statements, continued
7. Surplus, continued
Unassigned funds as of December 31 includes adjustments related to the following items (in millions):
	2019	2018
Unrealized gains and (losses)	$ 557	$ 293
Non-admitted assets	(130)	(110)
Separate account business	75	42
Asset valuation reserve	(1,836)	(1,387)
Thrivent also holds special surplus funds which include the deferred gain on the sale of the corporate home office property and a special surplus balance related to the separate accounts.
8. Fair value of financial instruments
The financial instruments of Thrivent have been classified, for disclosure purposes, into categories based on the evaluation of the amount of observable and unobservable inputs used to determine fair value.
Fair Value Descriptions
Level 1 Financial Instruments
Level 1 financial instruments reported at fair value include certain bonds, certain unaffiliated common stocks and certain cash equivalents. Bonds and unaffiliated common stocks are primarily valued using quoted prices in active markets. Cash equivalents consist of money market mutual funds whose fair value is based on the quoted daily net asset values of the invested funds.
Level 1 financial instruments not reported at fair value include certain bonds, which are priced based on quoted market prices, and include primarily U.S. Treasury bonds.
Level 2 Financial Instruments
Level 2 financial instruments reported at fair value include certain unaffiliated common stocks and other invested assets. Unaffiliated common stocks and other invested assets, primarily derivatives, are valued based on market quotes where the financial instruments are not considered actively traded. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.
Level 2 financial instruments not reported at fair value includes certain bonds, unaffiliated preferred stocks, cash, cash equivalents and short-term investments, other invested assets, liabilities related to separate accounts and other liabilities.
Bonds not reported at fair value are priced using a third–party pricing vendor and include certain corporate debt securities and asset-backed securities. Pricing from a third–party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. If Thrivent is unable to obtain a price from a third–party pricing vendor, management may obtain broker quotes or utilize an internal pricing model specific to the asset. The internal pricing models apply practices that are standard among the industry and utilize observable market data.

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Notes to Statutory-Basis Financial Statements, continued
8. Fair value of financial instruments, continued
Fair values of unaffiliated preferred stocks not reported at fair value are based on market quotes where these securities are not considered actively traded.
Cash and cash equivalents not reported at fair value consist of demand deposit and highly liquid investments purchased with an original maturity date of three months or less. Short-term investments not reported at fair value consist of investments in commercial paper and agency notes with contractual maturities of one year or less at the time of acquisition. The carrying amounts for cash, cash equivalents and short-term investments approximate the fair values.
Other invested assets not reported at fair value include investments in surplus notes in which the fair values are based on quoted market prices.
The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate the fair values.
Other liabilities include certain derivatives. Derivative fair values are derived from broker quotes.
Level 3 Financial Instruments
Level 3 financial instruments reported at fair value include other invested assets, which consist of certain derivatives. The fair value is determined using independent broker quotes.
Level 3 financial instruments not reported at fair value include certain bonds, unaffiliated preferred stocks, mortgage loans, real estate, contract loans, limited partnerships, other invested assets, deferred annuities, other deposit contracts and other liabilities.
Level 3 bonds not reported at fair value include private placement debt securities and convertible bonds. Private placement debt securities are valued using internal pricing models specific to the assets using unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments. Market comparable discount rates ranging from 0% to 12% are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, Thrivent may adjust the base discount rate or the modeled price by applying an illiquidity premium of 25 basis points, given the highly structured nature of certain assets. Convertible bonds are valued using third party broker quotes to determine fair value.
Unaffiliated preferred stocks are valued using third-party broker quotes to determine fair value.
The fair values for mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.
The fair value of real estate properties held-for-sale is based on current market price assessments, current purchase agreements or market appraisals.
The carrying amounts for contract loans approximate the fair values.

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Notes to Statutory-Basis Financial Statements, continued
8. Fair value of financial instruments, continued
Limited partnerships include private equity investments. The fair values of private equity investments are estimated based on assumptions in the absence of observable market data. In determining fair value, the following valuation techniques are generally used: most recent capital balance adjusted for current cash flows; internal valuation methodologies designed for specific asset classes, primarily sponsor valuations or net asset value; discounted cash flow models; or applying current market multiples to earnings before interest, taxes, depreciation and amortization (EBITDA).
Other invested assets primarily include real estate joint ventures, which the fair value is derived using GAAP audited financial statements.
Other liabilities primarily include deferred annuities, other deposit contracts and certain derivatives. The fair values for deferred annuities and other deposit contracts, which include supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit are estimated to be the cash surrender value payable upon immediate withdrawal. Derivatives fair values are derived from broker quotes.
Financial Instruments Carried at Fair Value
The fair values of Thrivent’s financial instruments measured and reported at fair value are presented below (in millions).
	Level 1	Level 2	Level 3	Total
December 31, 2019
Assets:
Bonds	$ 281	$ —	$—	$ 281
Unaffiliated common stocks	1,737	—	—	1,737
Cash, cash equivalents and short-term investments	318	—	—	318
Assets held in Separate account assets	—	34,482	—	34,482
Other invested assets	—	29	91	120
Total	$2,236	$34,511	$ 91	$36,938
Liabilities:
Other liabilities	$ 1	$ 10	$ 66	$ 77
December 31, 2018
Assets:
Bonds	$ 265	$ —	$—	$ 265
Unaffiliated common stocks (1)	1,444	—	—	1,444
Cash, cash equivalents and short-term investments	133	—	—	133
Assets held in Separate account assets	—	29,850	—	29,850
Other invested assets	8	25	4	37
Total	$1,850	$29,875	$ 4	$31,729
Liabilities:
Other liabilities	$ —	$ 17	$ 2	$ 19
1.	2018 amounts have been corrected resulting in a $54 million reclassification from Level 2 to Level 1.

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Notes to Statutory-Basis Financial Statements, continued
8. Fair value of financial instruments, continued
Additional Information on Level 3 Financial Instruments carried at Fair Value
The following table shows the changes in fair values for the investments categorized as Level 3 (in millions). Certain amounts below have been revised to correct the December 31, 2018 disclosure.
	2019	2018
Assets:
Balance, January 1	$ 4	$ 38
Purchases	47	37
Sales	(60)	(20)
Realized gains and (losses) net income	11	(20)
Unrealized gains and (losses) surplus	89	(31)
Balance, December 31	$ 91	$ 4
Liabilities:
Balance, January 1	$ 2	$ 26
Purchases	29	24
Sales	(31)	(27)
Realized gains and (losses) net income	(7)	(16)
Unrealized gains and (losses) surplus	74	(5)
Balance, December 31	$ 67	$ 2
Transfers
During 2019, Thrivent had transfers of $67 million into Level 2 from Level 3 and transfers of $242 million into Level 3 from Level 2 for bonds which are not held at fair value. During 2018, Thrivent had transfers of $30 million into Level 2 from Level 3 and transfers of $66 million into Level 3 from Level 2 for bonds which are not held at fair value. There were no transfers between fair value levels for assets held at fair value. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
Valuation Assumptions
The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instruments. These fair values are for certain financial instruments of Thrivent; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent.

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Notes to Statutory-Basis Financial Statements, continued
8. Fair value of financial instruments
Fair Value of All Financial Instruments
The carrying values and fair values of all financial instruments are presented below (in millions).
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2019
Financial Assets:
Bonds	$46,538	$2,242	$37,225	$10,558	$50,025
Unaffiliated preferred stocks	318	—	269	82	351
Unaffiliated common stocks	1,737	1,737	—	—	1,737
Affiliated common stock	151	—	151	—	151
Affiliated mutual funds	329	160	169	—	329
Mortgage loans	9,506	—	—	10,177	10,177
Contract loans	1,164	—	—	1,164	1,164
Cash, cash equivalents and short-term investments	2,054	318	1,736	302	2,054
Limited partnerships	4,621	—	—	4,621	4,621
Real estate – held-for-sale	6	—	—	8	8
Assets held in separate accounts	34,482	—	34,482	—	34,482
Other invested assets	426	—	137	317	454
Financial Liabilities:
Deferred annuities	$15,911	$ —	$ —	$15,654	$15,654
Other deposit contracts	1,118	—	—	1,118	1,118
Other liabilities	77	1	10	66	77
Liabilities related to separate accounts	34,408	—	34,408	—	34,408

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Notes to Statutory-Basis Financial Statements, continued
8. Fair value of financial instruments, continued
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2018
Financial Assets:
Bonds (1)	$45,530	$1,568	$34,718	$ 9,183	$45,469
Unaffiliated preferred stocks (1)	207	—	136	72	208
Unaffiliated common stocks (1)	1,444	1,444	—	—	1,444
Affiliated common stock	180	—	180	—	180
Affiliated mutual funds (1)	392	129	263	—	392
Mortgage loans	8,999	—	—	9,256	9,256
Contract loans	1,173	—	—	1,173	1,173
Cash, cash equivalents and short-term investments	1,471	133	1,338	—	1,471
Limited partnerships	3,844	—	—	3,844	3,844
Real estate – held-for-sale	6	—	—	9	9
Assets held in separate accounts	29,850	—	29,850	—	29,850
Other invested assets (1)	203	1	123	90	214
Financial Liabilities:
Deferred annuities	$15,664	$ —	$ —	$15,423	$15,423
Other deposit contracts	1,080	—	—	1,080	1,080
Other liabilities	19	—	17	2	19
Liabilities related to separate accounts	29,810	—	29,810	—	29,810
1.	2018 amounts have been corrected. Unaffiliated preferred stocks in Level 3 were reduced by $113 million. Bonds, unaffiliated common stocks, and other invested assets were reclassified by $10 million, $54 million, and $7 million, respectively from Level 2 to Level 1. $263 million in affiliated mutual funds were reclassified from Level 1 to Level 2.
9. Benefit plans
Pension and Other Postretirement Benefits
Thrivent has a qualified noncontributory defined benefit retirement plan that provides benefits to substantially all home office and field employees upon retirement. Thrivent also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent uses a measurement date of December 31 in the benefit plan disclosures.
The components of net periodic pension expense for Thrivent’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):
	Retirement Plan			Other Plans
	2019	2018	2017	2019	2018	2017
Service cost	$ 23	$ 25	$ 23	$ 2	$ 2	$ 2
Interest cost	47	43	46	5	4	5
Expected return on plan assets	(71)	(77)	(69)	—	—	—
Other	19	19	18	(1)	4	6
Net periodic cost	$ 18	$ 10	$ 18	$ 6	$ 10	$ 13

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit plans, continued
The plans’ amounts recognized in the statutory-basis financial statements as of December 31 were as follows (in millions):
	Retirement Plan			Other Plans
	2019	2018		2019		2018
Change in Projected Benefit Obligation:
Benefit obligation, beginning of year	$1,099	$1,187		$107		$120
Service cost	23	25		2		2
Interest cost	47	43		5		5
Actuarial gain (loss)	130	(105)		20		(11)
Transfers from defined contribution plan	2	—		—		—
Benefits paid	(55)	(51)		(10)		(9)
Benefit obligation, end of year	$1,246	$1,099		$124		$107
Change in Plan Assets:
Fair value of plan assets, beginning of year	$ 960	$1,035	$—		$—
Actual return on plan assets	183	(44)	—		—
Employer contribution	20	20	10		9
Transfers from defined contribution plan	2	—	—		—
Benefits paid	(55)	(51)	(10)		(9)
Fair value of plan assets, end of year	$1,110	$ 960	$—		$—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit plans, continued
The plans’ amounts recognized in the statutory-basis financial statements funding statuses and accumulated benefit obligation as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2019	2018	2019	2018
Funded Status:
Accrued benefit costs	$ —	$ —	$(125)	$(130)
Liability for pension benefits	(136)	(139)	2	23
Total unfunded liabilities	$ (136)	$ (139)	$(123)	$(107)
Deferred Items:
Net (losses) gains	$ 301	$ 303	$ (2)	$ (23)
Net prior service cost	—	—	—	—
Accumulated amounts recognized in periodic pension expenses	$ 165	$ 164	$(125)	$(130)
Accumulated benefit obligation	$1,209	$1,055	$ 123	$ 107
The unfunded liabilities for the retirement plan and other postretirement plans at December 31, 2019 and 2018, are included in other liabilities in the Statutory-Basis Statement of Assets, Liabilities and Surplus.
A summary of the deferred items in the Statutory-Basis Statement of Operations as of December 31 is as follows (in millions):
	Retirement Plan			Other Plans
	Net Prior Service Cost	Net Recognized Gains (Losses)	Total	Net Prior Service Cost	Net Recognized Gains (Losses)	Total
Balance, January 1, 2018	$—	$306	$306	$ 4	$ (11)	$ (7)
Net prior service cost recognized	—	—	—	(4)	—	(4)
Net gain (loss) arising during the period	—	16	16	—	(12)	(12)
Net gain (loss) recognized	—	(19)	(19)	—	—	—
Balance, December 31, 2018	$—	$303	$303	$—	$ (23)	$ (23)
Net prior service cost recognized	—	—	—	—	—	—
Net gain (loss) arising during the period	—	17	17	—	20	20
Net gain (loss) recognized	—	(19)	(19)	—	1	1
Balance, December 31, 2019	$—	$301	$301	$	$ (2)	$ (2)
The amounts in unassigned funds expected as of December 31 to be recognized in the next fiscal year as components of periodic benefit cost were as follows (in millions):
	Retirement Plan		Other Plans
	2019	2018	2019	2018
Net prior service cost	$—	$—	$—	$—
Net recognized gains/(losses)	—	19	—	(1)

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit plans, continued
Pension and Other Postretirement Benefit Factors
Thrivent periodically evaluates the long-term earned rate assumptions, taking into consideration historical performance of the plans’ assets as well as current asset diversification and investment strategy in determining the rate of return assumptions used in calculating the plans’ benefit expenses and obligation.
	Retirement Plan		Other Plans
	2019	2018	2019	2018
Weighted Average Assumptions:
Discount rate	3.3%	4.4%	3.3%	4.4%
Expected return on plan assets	7.5	7.5	N/A	N/A
Rate of compensation increase	3.4	3.4	N/A	N/A
Interest crediting rate	1.8	2.4	N/A	N/A
The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 6.7% and 6.6% in 2019 for pre-65 participants and post-65 participants, respectively, trending down to 4.5% in 2029. The assumed health care cost trend rates can have a significant impact on the amounts reported. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent’s Medicare prescription plan is fully insured and therefore the plan’s insurer receives the federal subsidy. The interest crediting rates are used for cash balance plans.
Estimated pension benefit payments for the next ten years are as follows: 2020 – $65 million; 2021 – $66 million; 2022 – $68 million; 2023 – $68 million; 2024 – $70 million; and 2025 to 2029 – $363 million.
Estimated other post-retirement benefit payments for the next ten years are as follows: 2020 – $10 million; 2021 – $10 million; 2022 – $10 million; 2023 – $9 million; 2024 – $9 million; and 2025 to 2029 – $40 million.
The minimum pension contribution required for 2019 under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) guidelines will be determined in the first quarter of 2020.
Pension Assets
The assets of Thrivent’s qualified defined benefit plan are held in the Thrivent Financial Defined Benefit Plan Trust. Thrivent has a benefit plan investment committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long term in nature, Thrivent employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit plans, continued
The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Allocations for plan assets for the years ended December 31 were as follows:
	Target Allocation	Actual Allocation
		2019	2018
Equity securities	60%	67%	64%
Fixed income and other securities	40	33	36
Total	100%	100%	100%
Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large-cap and small-cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet the pension obligations in the future.
The fair values of the defined benefit plan assets by asset category are presented below (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2019
Fixed Maturity Securities:
U.S. government and agency securities	$103	$—	$—	$ 103
Corporate debt securities	—	168	—	168
Residential mortgage-backed securities	—	107	—	107
Commercial mortgage-backed securities	—	6	—	6
Other debt obligations	—	4	—	4
Common stocks	445	—	—	445
Affiliated mutual funds – equity funds	—	132	—	132
Short-term investments	9	92	—	101
Limited partnerships	—	—	106	106
Total	$557	$509	$106	$1,172
December 31, 2018
Fixed Maturity Securities:
U.S. government and agency securities	$ 71	$ 8	$—	$ 79
Corporate debt securities	—	183	1	184
Residential mortgage-backed securities	—	100	—	100
Commercial mortgage-backed securities	—	14	—	14
Other debt obligations	—	4	—	4
Common stocks	347	6	—	353
Preferred stock	—	—	—	—
Affiliated mutual funds – equity funds	—	106	—	106
Short-term investments	—	143	—	143
Limited partnerships	—	—	82	82
Total	$418	$564	$ 83	$1,065

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit plans, continued
The fair value of defined benefit plan assets as presented in the table above does not include net accrued liabilities of $62 million and $105 million as of December 31, 2019 and 2018.
There were no transfers of defined benefit plan Level 1 and Level 2 fair value measurements during 2019 or 2018. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
Defined Contribution Plans
Thrivent also provides contributory and noncontributory defined contribution retirement benefits that cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent will match participant contributions up to 6% of eligible earnings. In addition, Thrivent will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees. For the years ended December 31, 2019, 2018 and 2017, Thrivent contributed $34 million, $37 million and $35 million, respectively, to these plans.
As of December 31, 2019 and 2018, $75 million and $81 million of the assets of the defined contribution plans were respectively invested in a deposit administration contract issued by Thrivent.
10. Commitments and contingent liabilities
Litigation and Other Proceedings
Thrivent is involved in various lawsuits, contractual matters and other contingencies that have arisen in the normal course of business. Thrivent assesses exposure to these matters periodically and adjusts provision accordingly. As of December 31, 2019, Thrivent believes adequate provision has been made for any losses that may result from these matters.
Financial Instruments
Thrivent is a party to financial instruments with on and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory-Basis Statements of Assets, Liabilities and Surplus. Thrivent’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.
Commitments to Extend Credit
Thrivent has commitments to extend credit for mortgage loans and other lines of credit of $211 million and $298 million as of December 31, 2019 and 2018, respectively. Commitments to purchase limited partnerships, private placement bonds and other invested assets were $5.2 billion and $3.4 billion as of December 31, 2019 and 2018, respectively.
Financial Guarantees
Thrivent has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions occur, as defined in the agreement. This agreement is secured by the assets of the third party.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
10. Commitments and contingent liabilities, continued
Thrivent has guaranteed to maintain the capital and surplus of the trust affiliate above certain levels required by the primary regulator of each company.
Leases
Thrivent has operating leases for certain office equipment and real estate. Rental expense for these items totaled $17 million, $21 million and $17 million for each of the years ended December 31, 2019, 2018 and 2017 respectively. Future minimum rental commitments, in aggregate, as of December 31, 2019 were $67 million for operating leases. The future minimum rental payments for the five succeeding years were as follows: 2020 – $13 million; 2021 – $9 million; 2022 – $7 million; 2023 – $6 million and thereafter – $32 million.
Leasing is not a significant part of Thrivent’s business activities as lessor.
11. Related party transactions
Investments in Subsidiaries and Affiliated Entities
Thrivent’s directly-owned subsidiary, Thrivent Financial Holdings, Inc. (“Holdings”), is valued in accordance with SSAP No. 97. Annually, Thrivent files a “Form Sub-2” with the NAIC in support of the valuation of Holdings. The filing in support of the December 31, 2018 values was completed on August 2, 2019 and Thrivent received a response from the NAIC that did not disallow the valuation method.
As of December 31, 2019 and 2018, the gross and admitted values were $151 million and $180 million, related to Holdings, respectively.
Other Related Party Transactions
Thrivent has invested $329 million and $392 million in mutual funds that are part of the Thrivent mutual fund family as of December 31, 2019 and 2018, respectively.
Thrivent provides administrative services on behalf of their subsidiaries in accordance with intercompany service agreements. The total value of services provided under these agreements totaled $87 million, $82 million and $79 million for the years ended December 31, 2019, 2018 and 2017, respectively. The net receivables due from affiliates for the years ended December 31, 2019 and 2018 were $11 million and $13 million, respectively, which is included in other assets in the Statutory-Basis Financial Statements of Assets, Liabilities and Surplus.
Thrivent has an agreement with an affiliate who distributes Thrivent’s variable products. Under the terms of the agreement, Thrivent paid commissions, bonuses and other benefits to the affiliate totaling
$124 million, $119 million and $81 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Thrivent is the investment advisor for the Thrivent Series Portfolios in which the separate accounts assets are primarily invested. Advisor fees in the amount of $182 million, $180 million and $170 million for the years ended December 31, 2019, 2018 and 2017, respectively, were included in separate account fees in the Statutory-Basis Statement of Operations.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
11. Related party transactions, continued
In December 2018, Thrivent acquired a variable funding note (VFN) issued by Thrivent Education Funding, LLC (“TEF”), an affiliate of Thrivent. The VFN, which is reported as a bond in the accompanying Statutory-Basis Statement of Assets, had an outstanding balance of $132 million and $25 million as December 31, 2019 and 2018, respectively.
12. Basis of presentation
The preceding statutory-basis financial statements of Thrivent have been prepared in accordance with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which practices differ from GAAP.
The following describes the more significant statutory accounting policies that are different from GAAP accounting policies:
Bonds and Preferred Stocks
For GAAP purposes, investments in bonds and preferred stocks are reported at fair value with the change in fair value reported as a separate component of comprehensive income for available-for-sale securities and reported as realized gains or losses for trading securities.
Common Stocks
For GAAP purposes, investments in common stocks are reported at fair value with unrealized gains and losses reported as a component of net income.
Acquisition Costs
For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.
Contract Liabilities
For GAAP purposes, liabilities for future contract benefits and expenses are estimated based on expected experience or actual account balances.
Non-Admitted Assets
For GAAP purposes, certain assets, primarily furniture, equipment and agents’ debit balances, are not charged directly to members’ equity and are not excluded from the balance sheet.
Interest Maintenance Reserve
For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of presentation, continued
Asset Valuation Reserve
For GAAP purposes, an asset valuation reserve is not maintained.
Premiums and Withdrawals
For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the income statement.
Consolidation
For GAAP purposes, subsidiaries are consolidated into the results of their parent.
Differences between consolidated GAAP financial statements and statutory-basis financial statements as of December 31, 2019 and 2018 and for the three years ended December 31, 2019, have not been quantified but are presumed to be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Thrivent Financial for Lutherans and
Contract Owners of Thrivent Variable Annuity Account I
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Thrivent Variable Annuity Account I, as indicated in Note 1, as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Thrivent Variable Annuity Account I as of December 31, 2019, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Thrivent Financial for Lutherans management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the Thrivent Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Thrivent Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 27, 2020
We have served as the auditor of one or more of the subaccounts in Thrivent Variable Annuity Account I since 2014.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2019
Subaccount	Investments at fair value	Receivable from Thrivent Financial for annuity reserve adjustment	Total Assets	Payable to Thrivent Financial for annuity reserve adjustment	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Series funds, at cost	Series funds shares owned
American Funds IS® Global Growth	$ 764,617	$—	$ 764,617	$—	$ 764,617	$ 764,617	$—	$ 764,617	$ 706,528	23,476
American Funds IS® Growth-Income	$ 451,569	$—	$ 451,569	$—	$ 451,569	$ 451,569	$—	$ 451,569	$ 439,573	8,905
American Funds IS® International	$1,308,350	$—	$1,308,350	$—	$1,308,350	$1,308,350	$—	$1,308,350	$1,291,829	62,720
BlackRock Total Return V.I.	$ 169,330	$—	$ 169,330	$—	$ 169,330	$ 169,330	$—	$ 169,330	$ 162,880	13,857
DFA VA International Small Portfolio	$ 467,093	$—	$ 467,093	$—	$ 467,093	$ 467,093	$—	$ 467,093	$ 484,697	37,308
DFA VA US Targeted Value	$1,076,390	$—	$1,076,390	$—	$1,076,390	$1,076,390	$—	$1,076,390	$1,112,932	59,866
Fidelity® VIP Emerging Markets	$1,218,772	$—	$1,218,772	$—	$1,218,772	$1,218,772	$—	$1,218,772	$1,120,641	96,118
Fidelity® VIP International Capital Appreciation	$ 615,271	$—	$ 615,271	$—	$ 615,271	$ 615,271	$—	$ 615,271	$ 540,934	31,552
Fidelity® VIP Value	$ 524,795	$—	$ 524,795	$—	$ 524,795	$ 524,795	$—	$ 524,795	$ 513,071	33,257
Janus Henderson Enterprise	$1,282,642	$—	$1,282,642	$—	$1,282,642	$1,282,642	$—	$1,282,642	$1,138,679	15,009
John Hancock Core Bond Trust	$ 738,097	$—	$ 738,097	$—	$ 738,097	$ 738,097	$—	$ 738,097	$ 732,502	55,330
John Hancock International Equity Index Trust B	$ 117,505	$—	$ 117,505	$—	$ 117,505	$ 117,505	$—	$ 117,505	$ 115,610	6,425
John Hancock Strategic Income Opportunities Trust	$ 332,953	$—	$ 332,953	$—	$ 332,953	$ 332,953	$—	$ 332,953	$ 330,265	24,700
MFS® VIT II - MFS® Blended Research Core Equity	$ 181,156	$—	$ 181,156	$—	$ 181,156	$ 181,156	$—	$ 181,156	$ 172,588	3,414
MFS® VIT II - MFS® Corporate Bond	$ 412,007	$—	$ 412,007	$—	$ 412,007	$ 412,007	$—	$ 412,007	$ 398,400	34,506
MFS® VIT III - MFS® Global Real Estate	$ 123,594	$—	$ 123,594	$—	$ 123,594	$ 123,594	$—	$ 123,594	$ 111,245	7,768
MFS® VIT II - MFS® International Value	$ 406,989	$—	$ 406,989	$—	$ 406,989	$ 406,989	$—	$ 406,989	$ 371,625	13,593
MFS® VIT III - MFS® Mid Cap Value	$ 170,357	$—	$ 170,357	$—	$ 170,357	$ 170,357	$—	$ 170,357	$ 167,627	19,492
MFS® VIT II - MFS® Technology	$1,140,399	$—	$1,140,399	$—	$1,140,399	$1,140,399	$—	$1,140,399	$1,107,595	53,843
MFS® VIT - MFS® Value	$ 359,258	$—	$ 359,258	$—	$ 359,258	$ 359,258	$—	$ 359,258	$ 345,080	17,148
PIMCO VIT Emerging Markets Bond	$ 729,533	$—	$ 729,533	$—	$ 729,533	$ 729,533	$—	$ 729,533	$ 688,199	55,309
PIMCO VIT Global Bond (Unhedged)	$ 140,765	$—	$ 140,765	$—	$ 140,765	$ 140,765	$—	$ 140,765	$ 146,256	12,402
PIMCO VIT Long-Term U.S. Government	$ 173,472	$—	$ 173,472	$—	$ 173,472	$ 173,472	$—	$ 173,472	$ 157,645	13,447
PIMCO VIT Real Return	$ 169,797	$—	$ 169,797	$—	$ 169,797	$ 169,797	$—	$ 169,797	$ 163,602	13,433
The accompanying notes are an integral part of these financial statements.

Subaccount	Investments at fair value	Receivable from Thrivent Financial for annuity reserve adjustment	Total Assets	Payable to Thrivent Financial for annuity reserve adjustment	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Series funds, at cost	Series funds shares owned
Principal Diversified International	$ 109,897	$ —	$ 109,897	$ —	$ 109,897	$ 109,897	$ —	$ 109,897	$ 110,867	6,995
Principal Government & High Quality Bond	$ 421,256	$ —	$ 421,256	$ —	$ 421,256	$ 421,256	$ —	$ 421,256	$ 416,043	42,941
Principal Small Cap	$ 220,392	$ —	$ 220,392	$ —	$ 220,392	$ 220,392	$ —	$ 220,392	$ 236,126	14,377
Templeton Global Bond VIP	$ 450,763	$ —	$ 450,763	$ —	$ 450,763	$ 450,763	$ —	$ 450,763	$ 463,474	27,008
Thrivent Aggressive Allocation	$1,157,097,287	$ 21,927	$1,157,119,214	$ —	$1,157,119,214	$1,156,558,965	$ 560,249	$1,157,119,214	$ 972,815,046	66,169,377
Thrivent All Cap Subaccount	$ 88,537,912	$ —	$ 88,537,912	$ 18,895	$ 88,519,017	$ 88,331,044	$ 187,973	$ 88,519,017	$ 70,097,986	5,381,951
Thrivent Balanced Income Plus	$ 282,480,733	$ 19,622	$ 282,500,355	$ —	$ 282,500,355	$ 281,895,896	$ 604,459	$ 282,500,355	$ 275,096,974	18,696,313
Thrivent Diversified Income Plus	$ 730,806,931	$ 21,594	$ 730,828,525	$ —	$ 730,828,525	$ 729,806,517	$1,022,008	$ 730,828,525	$ 683,845,599	87,945,190
Thrivent Global Stock	$ 210,186,369	$ 26,805	$ 210,213,174	$ —	$ 210,213,174	$ 209,515,315	$ 697,859	$ 210,213,174	$ 167,684,522	15,038,986
Thrivent Government Bond	$ 146,597,005	$ 3,790	$ 146,600,795	$ —	$ 146,600,795	$ 146,368,769	$ 232,026	$ 146,600,795	$ 144,451,652	13,221,231
Thrivent High Yield	$ 255,948,211	$ 2,197	$ 255,950,408	$ —	$ 255,950,408	$ 255,244,482	$ 705,926	$ 255,950,408	$ 256,590,426	53,439,443
Thrivent Income	$ 279,171,120	$ —	$ 279,171,120	$ 3,021	$ 279,168,099	$ 278,798,684	$ 369,415	$ 279,168,099	$ 269,179,344	26,339,133
Thrivent International Allocation	$ 280,228,967	$ 21,906	$ 280,250,873	$ —	$ 280,250,873	$ 279,806,050	$ 444,823	$ 280,250,873	$ 253,108,241	27,303,451
Thrivent Large Cap Growth	$ 482,631,233	$ —	$ 482,631,233	$ 11,847	$ 482,619,386	$ 481,467,062	$1,152,324	$ 482,619,386	$ 343,146,034	11,794,710
Thrivent Large Cap Index	$ 835,095,366	$ 17,946	$ 835,113,312	$ —	$ 835,113,312	$ 834,032,584	$1,080,728	$ 835,113,312	$ 586,662,822	18,840,917
Thrivent Large Cap Value	$ 225,574,669	$ 25,889	$ 225,600,558	$ —	$ 225,600,558	$ 224,905,120	$ 695,438	$ 225,600,558	$ 176,243,880	11,755,967
Thrivent Limited Maturity Bond	$ 222,237,763	$ 19,160	$ 222,256,923	$ —	$ 222,256,923	$ 222,002,883	$ 254,040	$ 222,256,923	$ 220,593,903	22,398,711
Thrivent Low Volatility Equity	$ 39,403,877	$ —	$ 39,403,877	$ —	$ 39,403,877	$ 39,403,877	$ —	$ 39,403,877	$ 35,059,625	3,068,192
Thrivent Mid Cap Index	$ 407,805,916	$ 8,510	$ 407,814,426	$ —	$ 407,814,426	$ 407,476,748	$ 337,678	$ 407,814,426	$ 362,244,981	21,964,254
Thrivent Mid Cap Stock	$ 402,997,468	$ —	$ 402,997,468	$ 19,043	$ 402,978,425	$ 401,649,466	$1,328,959	$ 402,978,425	$ 360,086,628	20,711,891
Thrivent Moderate Allocation	$9,368,683,658	$221,035	$9,368,904,693	$ —	$9,368,904,693	$9,360,792,821	$8,111,872	$9,368,904,693	$8,286,480,390	616,182,398
Thrivent Moderately Aggressive Allocation	$5,713,745,519	$133,296	$5,713,878,815	$ —	$5,713,878,815	$5,708,585,276	$5,293,539	$5,713,878,815	$4,882,633,734	347,346,487
Thrivent Moderately Conservative Allocation	$4,983,231,383	$ —	$4,983,231,383	$329,892	$4,982,901,491	$4,977,844,760	$5,056,731	$4,982,901,491	$4,560,989,259	359,496,411
Thrivent Money Market	$ 165,986,988	$ 273	$ 165,987,261	$ —	$ 165,987,261	$ 165,953,244	$ 34,017	$ 165,987,261	$ 165,986,984	165,986,984
Thrivent Multidimensional Income	$ 24,107,950	$ 1,725	$ 24,109,675	$ —	$ 24,109,675	$ 23,924,688	$ 184,987	$ 24,109,675	$ 24,055,836	2,410,988
Thrivent Opportunity Income Plus	$ 206,121,514	$ 10,647	$ 206,132,161	$ —	$ 206,132,161	$ 205,648,436	$ 483,725	$ 206,132,161	$ 205,857,947	20,405,243
Thrivent Partner Emerging Markets Equity	$ 78,707,109	$ 5,558	$ 78,712,667	$ —	$ 78,712,667	$ 78,568,225	$ 144,442	$ 78,712,667	$ 68,802,451	5,439,970
Thrivent Partner Growth Stock	$ 215,374,006	$ —	$ 215,374,006	$ 127	$ 215,373,879	$ 215,086,233	$ 287,646	$ 215,373,879	$ 158,694,448	7,655,593
Thrivent Partner Healthcare	$ 212,365,736	$ 1,420	$ 212,367,156	$ —	$ 212,367,156	$ 212,276,239	$ 90,917	$ 212,367,156	$ 162,426,046	8,830,213
Thrivent Real Estate Securities	$ 155,921,404	$ 14,792	$ 155,936,196	$ —	$ 155,936,196	$ 155,544,206	$ 391,990	$ 155,936,196	$ 117,512,261	5,562,523
Thrivent Small Cap Growth Subaccount	$ 19,941,272	$ 102	$ 19,941,374	$ —	$ 19,941,374	$ 19,939,174	$ 2,200	$ 19,941,374	$ 18,584,127	1,707,959
Thrivent Small Cap Index	$ 379,523,478	$ 6,782	$ 379,530,260	$ —	$ 379,530,260	$ 379,234,438	$ 295,822	$ 379,530,260	$ 355,583,456	20,526,433
Thrivent Small Cap Stock	$ 218,266,983	$ 55,244	$ 218,322,227	$ —	$ 218,322,227	$ 217,453,121	$ 869,106	$ 218,322,227	$ 193,256,060	11,195,015
The accompanying notes are an integral part of these financial statements.

Subaccount	Investments at fair value	Receivable from Thrivent Financial for annuity reserve adjustment	Total Assets	Payable to Thrivent Financial for annuity reserve adjustment	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Series funds, at cost	Series funds shares owned
Vanguard® VIF Capital Growth	$1,232,881	$—	$1,232,881	$—	$1,232,881	$1,232,881	$—	$1,232,881	$1,078,627	30,247
Vanguard® VIF International	$1,248,817	$—	$1,248,817	$—	$1,248,817	$1,248,817	$—	$1,248,817	$1,147,577	43,063
Vanguard® VIF Short-Term Investment-Grade	$ 955,361	$—	$ 955,361	$—	$ 955,361	$ 955,361	$—	$ 955,361	$ 934,043	88,133
Vanguard® VIF Small Company Growth	$ 996,521	$—	$ 996,521	$—	$ 996,521	$ 996,521	$—	$ 996,521	$ 968,151	43,177
Vanguard® VIF Total Bond Market Index	$6,241,958	$—	$6,241,958	$—	$6,241,958	$6,241,958	$—	$6,241,958	$6,002,375	511,217
Vanguard® VIF Total Stock Market Index	$5,281,005	$—	$5,281,005	$—	$5,281,005	$5,281,005	$—	$5,281,005	$4,692,454	123,359
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2019
Subaccount	Investment Income	Expenses			Net investment income (loss)	Net gain (loss) on investments
	Dividends	Mortality & expense risk charges	Fund Facilitation Fee	Rider fee			Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
American Funds IS® Global Growth	$ 9,455	$ (2,695)	$(2,358)	$ (294)	$ 4,108	$ (4,605)	$ 37,643	$ 155,295	$ 188,333
American Funds IS® Growth-Income	$ 7,615	$ (1,555)	$(1,361)	$ (168)	$ 4,531	$ (993)	$ 40,565	$ 42,812	$ 82,384
American Funds IS® International	$ 19,696	$ (4,032)	$(3,528)	$ (190)	$ 11,946	$ (6,621)	$ 25,741	$ 176,031	$ 195,151
BlackRock Total Return V.I.	$ 4,823	$ (662)	$ (580)	$ —	$ 3,581	$ 91	$ 574	$ 9,402	$ 10,067
DFA VA International Small Portfolio	$ 11,553	$ (2,106)	$(1,843)	$ (90)	$ 7,514	$ (29,466)	$ 5,128	$ 126,088	$ 101,750
DFA VA US Targeted Value	$ 14,793	$ (3,981)	$(3,483)	$ (157)	$ 7,172	$ (16,938)	$ 25,993	$ 177,783	$ 186,838
Fidelity® VIP Emerging Markets	$ 14,800	$ (3,008)	$(1,504)	$ (86)	$ 10,202	$ (1,248)	$ —	$ 184,938	$ 183,690
Fidelity® VIP International Capital Appreciation	$ 2,964	$ (2,053)	$(1,027)	$ —	$ (116)	$ 3,509	$ 4,432	$ 131,103	$ 139,044
Fidelity® VIP Value	$ 8,592	$ (1,846)	$ (923)	$ (253)	$ 5,570	$ (732)	$ 30,489	$ 86,351	$ 116,108
Janus Henderson Enterprise	$ 2,029	$ (3,999)	$(2,000)	$ (280)	$ (4,250)	$ 6,513	$ 54,134	$ 207,934	$ 268,581
John Hancock Core Bond Trust	$ 14,038	$ (1,645)	$ (411)	$ (154)	$ 11,828	$ 640	$ —	$ 11,332	$ 11,972
John Hancock International Equity Index Trust B	$ 2,779	$ (423)	$ (106)	$ (20)	$ 2,230	$ (1,114)	$ —	$ 16,876	$ 15,762
John Hancock Strategic Income Opportunities Trust	$ 8,831	$ (1,228)	$ (307)	$ (257)	$ 7,039	$ (741)	$ —	$ 23,694	$ 22,953
MFS® VIT II - MFS® Blended Research Core Equity	$ 2,596	$ (662)	$ (165)	$ (117)	$ 1,652	$ (445)	$ 13,099	$ 24,559	$ 37,213
MFS® VIT II - MFS® Corporate Bond	$ 15,568	$ (1,358)	$ (339)	$ (25)	$ 13,846	$ 1,328	$ —	$ 25,902	$ 27,230
MFS® VIT III - MFS® Global Real Estate	$ 4,069	$ (384)	$ (96)	$ (39)	$ 3,550	$ 342	$ 716	$ 14,937	$ 15,995
MFS® VIT II - MFS® International Value	$ 6,788	$ (1,444)	$ (361)	$ (83)	$ 4,900	$ 2,554	$ 11,139	$ 59,287	$ 72,980
MFS® VIT III - MFS® Mid Cap Value	$ 1,694	$ (678)	$ (170)	$ (92)	$ 754	$ 127	$ 11,159	$ 31,042	$ 42,328
The accompanying notes are an integral part of these financial statements.

Subaccount	Investment Income	Expenses			Net investment income (loss)	Net gain (loss) on investments
	Dividends	Mortality & expense risk charges	Fund Facilitation Fee	Rider fee			Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
MFS® VIT II - MFS® Technology	$ —	$ (3,152)	$ (788)	$ (178)	$ (4,118)	$ 248	$ 85,804	$ 132,221	$ 218,273
MFS® VIT - MFS® Value	$ 7,120	$ (1,241)	$ (310)	$ (63)	$ 5,506	$ (507)	$ 14,985	$ 54,268	$ 68,746
PIMCO VIT Emerging Markets Bond	$ 40,742	$ (3,553)	$(3,108)	$ (124)	$ 33,957	$ 21,447	$ —	$ 71,696	$ 93,143
PIMCO VIT Global Bond (Unhedged)	$ 4,343	$ (666)	$ (583)	$ (82)	$ 3,012	$ (5,412)	$ —	$ 10,686	$ 5,274
PIMCO VIT Long-Term U.S. Government	$ 3,938	$ (711)	$ (622)	$ (72)	$ 2,533	$ 8,960	$ —	$ 11,983	$ 20,943
PIMCO VIT Real Return	$ 5,128	$ (1,027)	$ (898)	$ (72)	$ 3,131	$ 6,184	$ —	$ 13,074	$ 19,258
Principal Diversified International	$ 1,104	$ (467)	$ (409)	$ (158)	$ 70	$ (9,309)	$ 3,325	$ 32,093	$ 26,109
Principal Government & High Quality Bond	$ 10,388	$ (1,466)	$(1,283)	$ (83)	$ 7,556	$ 626	$ —	$ 11,170	$ 11,796
Principal Small Cap	$ 816	$ (1,085)	$ (949)	$ (88)	$ (1,306)	$ (6,607)	$ 38,784	$ 29,424	$ 61,601
Templeton Global Bond VIP	$ 64,350	$ (3,442)	$(1,721)	$ (95)	$ 59,092	$ (33,893)	$ —	$ (21,424)	$ (55,317)
Thrivent Aggressive Allocation	$ 14,078,640	$ (13,885,065)	$ —	$ —	$ 193,575	$ 14,761,797	$ 73,205,223	$133,798,876	$ 221,765,896
Thrivent All Cap Subaccount	$ 515,048	$ (1,052,039)	$ —	$ (39)	$ (537,030)	$ 1,820,938	$ 3,311,162	$ 15,226,178	$ 20,358,278
Thrivent Balanced Income Plus	$ 7,593,463	$ (3,399,537)	$ —	$ (13)	$ 4,193,913	$ 124,667	$ 14,048,456	$ 18,834,965	$ 33,008,088
Thrivent Diversified Income Plus	$ 23,634,525	$ (8,628,446)	$ —	$ (86)	$15,005,993	$ 3,877,138	$ 15,977,991	$ 41,224,227	$ 61,079,356
Thrivent Global Stock	$ 2,945,541	$ (2,565,290)	$ —	$ (157)	$ 380,094	$ 4,796,832	$ 12,007,162	$ 21,590,478	$ 38,394,472
Thrivent Government Bond	$ 3,176,014	$ (1,859,153)	$ —	$ —	$ 1,316,861	$ 197,391	$ —	$ 4,856,922	$ 5,054,313
Thrivent High Yield	$ 13,306,757	$ (3,080,518)	$ —	$ (262)	$10,225,977	$ (786,459)	$ —	$ 18,795,080	$ 18,008,621
Thrivent Income	$ 8,356,524	$ (3,177,417)	$ —	$ (303)	$ 5,178,804	$ 290,375	$ —	$ 22,179,227	$ 22,469,602
Thrivent International Allocation	$ 6,221,400	$ (3,406,339)	$ —	$ (119)	$ 2,814,942	$ 1,285,349	$ 2,247,484	$ 39,751,777	$ 43,284,610
Thrivent Large Cap Growth	$ 53,797	$ (5,496,223)	$ —	$ (200)	$ (5,442,626)	$ 12,834,059	$ 49,633,101	$ 55,531,289	$ 117,998,449
Thrivent Large Cap Index	$ 11,410,573	$ (9,578,916)	$ —	$ (430)	$ 1,831,227	$ 16,018,454	$ 4,108,709	$163,595,298	$ 183,722,461
Thrivent Large Cap Value	$ 3,195,741	$ (2,607,746)	$ —	$ (193)	$ 587,802	$ 4,376,995	$ 9,384,381	$ 27,341,581	$ 41,102,957
Thrivent Limited Maturity Bond	$ 5,377,529	$ (2,613,817)	$ —	$ (143)	$ 2,763,569	$ 131,426	$ —	$ 3,917,793	$ 4,049,219
Thrivent Low Volatility Equity	$ 295,565	$ (366,392)	$ —	$ (100)	$ (70,927)	$ 452,202	$ 39,911	$ 4,758,059	$ 5,250,172
Thrivent Mid Cap Index	$ 4,371,907	$ (4,855,730)	$ —	$ (239)	$ (484,062)	$ 2,548,785	$ 22,417,563	$ 52,292,090	$ 77,258,438
Thrivent Mid Cap Stock	$ 2,326,999	$ (4,787,643)	$ —	$ (450)	$ (2,461,094)	$ 3,414,089	$ 34,668,568	$ 42,861,453	$ 80,944,110
Thrivent Moderate Allocation	$205,079,462	$(110,149,916)	$ —	$(43,062,139)	$51,867,407	$199,175,055	$365,478,469	$761,061,930	$1,325,715,454
Thrivent Moderately Aggressive Allocation	$ 99,986,073	$ (67,706,517)	$ —	$(15,010,825)	$17,268,731	$ 93,681,604	$289,874,341	$581,116,929	$ 964,672,874
Thrivent Moderately Conservative Allocation	$122,077,401	$ (58,372,342)	$ —	$(19,969,931)	$43,735,128	$ 75,673,568	$101,725,782	$372,989,231	$ 550,388,581
Thrivent Money Market	$ 2,759,915	$ (1,999,361)	$ —	$ (20)	$ 760,534	$ —	$ —	$ —	$ —
The accompanying notes are an integral part of these financial statements.

Subaccount	Investment Income	Expenses			Net investment income (loss)	Net gain (loss) on investments
	Dividends	Mortality & expense risk charges	Fund Facilitation Fee	Rider fee			Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Thrivent Multidimensional Income	$ 919,595	$ (245,157)	$ —	$ (14)	$ 674,424	$ (32,893)	$ —	$ 1,593,389	$ 1,560,496
Thrivent Opportunity Income Plus	$ 7,252,917	$ (2,337,281)	$ —	$ (9)	$ 4,915,627	$ (276,701)	$ —	$ 7,261,933	$ 6,985,232
Thrivent Partner Emerging Markets Equity	$ 569,825	$ (983,541)	$ —	$ (36)	$ (413,752)	$ 1,001,501	$ —	$ 12,285,447	$ 13,286,948
Thrivent Partner Growth Stock	$ 429,178	$ (2,537,275)	$ —	$ (151)	$ (2,108,248)	$ 6,292,320	$ 6,067,246	$ 38,829,816	$ 51,189,382
Thrivent Partner Healthcare	$ 811,354	$ (2,516,619)	$ —	$ (156)	$ (1,705,421)	$ 4,168,982	$ 1,806	$ 39,652,808	$ 43,823,596
Thrivent Real Estate Securities	$ 3,131,083	$ (1,874,430)	$ —	$ (123)	$ 1,256,530	$ 4,526,624	$ —	$ 26,580,603	$ 31,107,227
Thrivent Small Cap Growth Subaccount	$ —	$ (203,921)	$ —	$ —	$ (203,921)	$ 90,123	$ —	$ 3,068,076	$ 3,158,199
Thrivent Small Cap Index	$ 3,630,858	$ (4,520,319)	$ —	$ (250)	$ (889,711)	$ 908,099	$ 25,633,218	$ 37,794,383	$ 64,335,700
Thrivent Small Cap Stock	$ 808,171	$ (2,600,301)	$ —	$ (145)	$ (1,792,275)	$ 2,461,646	$ 23,781,604	$ 21,716,796	$ 47,960,046
Vanguard® VIF Capital Growth	$ 12,461	$ (4,482)	$(3,922)	$ (321)	$ 3,736	$ 6,633	$ 30,457	$ 203,218	$ 240,308
Vanguard® VIF International	$ 13,948	$ (4,025)	$(3,522)	$ (330)	$ 6,071	$ (1,740)	$ 30,417	$ 223,706	$ 252,383
Vanguard® VIF Short-Term Investment-Grade	$ 16,143	$ (2,823)	$(2,470)	$ (506)	$ 10,344	$ 1,257	$ —	$ 18,705	$ 19,962
Vanguard® VIF Small Company Growth	$ 3,370	$ (3,681)	$(3,221)	$ (261)	$ (3,793)	$ 276	$ 73,234	$ 131,062	$ 204,572
Vanguard® VIF Total Bond Market Index	$ 87,785	$ (17,200)	$(4,300)	$ (442)	$ 65,843	$ 6,576	$ —	$ 237,408	$ 243,984
Vanguard® VIF Total Stock Market Index	$ 64,918	$ (18,014)	$(4,503)	$ (1,090)	$ 41,311	$ 5,304	$ 116,233	$ 982,887	$ 1,104,424
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2019
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
American Funds IS® Global Growth	$ 4,108	$ 33,038	$155,295	$192,441	$ —	$ (8,430)	$—	$—	$ 25,386	$ 16,956	$ 209,397	$555,220	$ 764,617
American Funds IS® Growth-Income	$ 4,531	$ 39,572	$ 42,812	$ 86,915	$ 67,447	$ (5,950)	$—	$—	$ (27,956)	$ 33,541	$ 120,456	$331,113	$ 451,569
American Funds IS® International	$11,946	$ 19,120	$176,031	$207,097	$394,838	$(10,314)	$—	$—	$(119,162)	$ 265,362	$ 472,459	$835,891	$1,308,350
BlackRock Total Return V.I.	$ 3,581	$ 665	$ 9,402	$ 13,648	$ (1)	$ (1,875)	$—	$—	$ —	$ (1,876)	$ 11,772	$157,558	$ 169,330
DFA VA International Small Portfolio	$ 7,514	$(24,338)	$126,088	$109,264	$156,796	$ (5,368)	$—	$—	$(278,105)	$(126,677)	$ (17,413)	$484,506	$ 467,093
DFA VA US Targeted Value	$ 7,172	$ 9,055	$177,783	$194,010	$284,328	$(14,594)	$—	$—	$(223,090)	$ 46,644	$ 240,654	$835,736	$1,076,390
Fidelity® VIP Emerging Markets	$10,202	$ (1,248)	$184,938	$193,892	$428,884	$ (8,532)	$—	$—	$ 100,391	$ 520,743	$ 714,635	$504,137	$1,218,772
Fidelity® VIP International Capital Appreciation	$ (116)	$ 7,941	$131,103	$138,928	$ 59,642	$(15,534)	$—	$—	$ 20,712	$ 64,820	$ 203,748	$411,523	$ 615,271
Fidelity® VIP Value	$ 5,570	$ 29,757	$ 86,351	$121,678	$ 25,001	$ (6,066)	$—	$—	$ 14,507	$ 33,442	$ 155,120	$369,675	$ 524,795
Janus Henderson Enterprise	$ (4,250)	$ 60,647	$207,934	$264,331	$218,130	$(19,530)	$—	$—	$ 134,839	$ 333,439	$ 597,770	$684,872	$1,282,642
John Hancock Core Bond Trust	$11,828	$ 640	$ 11,332	$ 23,800	$257,333	$ (6,196)	$—	$—	$ 217,779	$ 468,916	$ 492,716	$245,381	$ 738,097
John Hancock International Equity Index Trust B	$ 2,230	$ (1,114)	$ 16,876	$ 17,992	$ 32,648	$ (659)	$—	$—	$ (16,438)	$ 15,551	$ 33,543	$ 83,962	$ 117,505
John Hancock Strategic Income Opportunities Trust	$ 7,039	$ (741)	$ 23,694	$ 29,992	$ 15,974	$ (1,412)	$—	$—	$ (9,801)	$ 4,761	$ 34,753	$298,200	$ 332,953
MFS® VIT II - MFS® Blended Research Core Equity	$ 1,652	$ 12,654	$ 24,559	$ 38,865	$ —	$ (6,542)	$—	$—	$ 22,357	$ 15,815	$ 54,680	$126,476	$ 181,156
MFS® VIT II - MFS® Corporate Bond	$13,846	$ 1,328	$ 25,902	$ 41,076	$ 48,464	$ (3,463)	$—	$—	$ 40,198	$ 85,199	$ 126,275	$285,732	$ 412,007
MFS® VIT III - MFS® Global Real Estate	$ 3,550	$ 1,058	$ 14,937	$ 19,545	$ 10,739	$ (3,050)	$—	$—	$ 35,959	$ 43,648	$ 63,193	$ 60,401	$ 123,594
MFS® VIT II - MFS® International Value	$ 4,900	$ 13,693	$ 59,287	$ 77,880	$ 13,082	$ (7,970)	$—	$—	$ 28,594	$ 33,706	$ 111,586	$295,403	$ 406,989
MFS® VIT III - MFS® Mid Cap Value	$ 754	$ 11,286	$ 31,042	$ 43,082	$ 36,433	$ (2,574)	$—	$—	$ (66,540)	$ (32,681)	$ 10,401	$159,956	$ 170,357
MFS® VIT II - MFS® Technology	$ (4,118)	$ 86,052	$132,221	$214,155	$205,835	$(16,840)	$—	$—	$ 220,531	$ 409,526	$ 623,681	$516,718	$1,140,399
MFS® VIT - MFS® Value	$ 5,506	$ 14,478	$ 54,268	$ 74,252	$ 34,421	$ (2,628)	$—	$—	$ 25,066	$ 56,859	$ 131,111	$228,147	$ 359,258
PIMCO VIT Emerging Markets Bond	$33,957	$ 21,447	$ 71,696	$127,100	$ 47,869	$(28,784)	$—	$—	$(408,370)	$(389,285)	$(262,185)	$991,718	$ 729,533
PIMCO VIT Global Bond (Unhedged)	$ 3,012	$ (5,412)	$ 10,686	$ 8,286	$ 52,639	$ (860)	$—	$—	$ (77,406)	$ (25,627)	$ (17,341)	$158,106	$ 140,765
The accompanying notes are an integral part of these financial statements.

Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
PIMCO VIT Long-Term U.S. Government	$ 2,533	$ 8,960	$ 11,983	$ 23,476	$ 26,133	$ (554)	$ —	$ —	$ (34,894)	$ (9,315)	$ 14,161	$ 159,311	$ 173,472
PIMCO VIT Real Return	$ 3,131	$ 6,184	$ 13,074	$ 22,389	$ 8,498	$ (10,882)	$ —	$ —	$ (148,703)	$ (151,087)	$ (128,698)	$ 298,495	$ 169,797
Principal Diversified International	$ 70	$ (5,984)	$ 32,093	$ 26,179	$ 14,725	$ (6,670)	$ —	$ —	$ (79,109)	$ (71,054)	$ (44,875)	$ 154,772	$ 109,897
Principal Government & High Quality Bond	$ 7,556	$ 626	$ 11,170	$ 19,352	$ 12,001	$ (5,518)	$ —	$ —	$ 62,873	$ 69,356	$ 88,708	$ 332,548	$ 421,256
Principal Small Cap	$ (1,306)	$ 32,177	$ 29,424	$ 60,295	$ 18,488	$ (9,231)	$ —	$ —	$ (100,450)	$ (91,193)	$ (30,898)	$ 251,290	$ 220,392
Templeton Global Bond VIP	$ 59,092	$ (33,893)	$ (21,424)	$ 3,775	$ 404,992	$ (6,232)	$ —	$ —	$ (722,686)	$ (323,926)	$ (320,151)	$ 770,914	$ 450,763
Thrivent Aggressive Allocation	$ 193,575	$ 87,967,020	$133,798,876	$ 221,959,471	$ 73,856,862	$ (62,821,789)	$(163,554)	$ 14,410	$ (6,765,398)	$ 4,120,531	$ 226,080,002	$ 931,039,212	$1,157,119,214
Thrivent All Cap Subaccount	$ (537,030)	$ 5,132,100	$ 15,226,178	$ 19,821,248	$ 4,992,010	$ (5,001,722)	$ (3,938)	$ (3,990)	$ (1,189,249)	$ (1,206,889)	$ 18,614,359	$ 69,904,658	$ 88,519,017
Thrivent Balanced Income Plus	$ 4,193,913	$ 14,173,123	$ 18,834,965	$ 37,202,001	$ 16,386,597	$ (17,634,043)	$ (7,714)	$ 12,284	$ 11,207,206	$ 9,964,330	$ 47,166,331	$ 235,334,024	$ 282,500,355
Thrivent Diversified Income Plus	$15,005,993	$ 19,855,129	$ 41,224,227	$ 76,085,349	$ 49,277,680	$ (52,765,591)	$ (22,479)	$ 5,743	$ 53,327,260	$ 49,822,613	$ 125,907,962	$ 604,920,563	$ 730,828,525
Thrivent Global Stock	$ 380,094	$ 16,803,994	$ 21,590,478	$ 38,774,566	$ 7,211,757	$ (15,832,957)	$ (7,033)	$ 9,087	$ (5,392,304)	$ (14,011,450)	$ 24,763,116	$ 185,450,058	$ 210,213,174
Thrivent Government Bond	$ 1,316,861	$ 197,391	$ 4,856,922	$ 6,371,174	$ 5,584,050	$ (13,809,136)	$ (6,323)	$ 980	$ 6,203,567	$ (2,026,862)	$ 4,344,312	$ 142,256,483	$ 146,600,795
Thrivent High Yield	$10,225,977	$ (786,459)	$ 18,795,080	$ 28,234,598	$ 16,381,722	$ (17,939,068)	$ (9,628)	$ 4,956	$ 11,058,314	$ 9,496,296	$ 37,730,894	$ 218,219,514	$ 255,950,408
Thrivent Income	$ 5,178,804	$ 290,375	$ 22,179,227	$ 27,648,406	$ 19,536,298	$ (20,323,977)	$ (7,443)	$ 533	$ 32,107,048	$ 31,312,459	$ 58,960,865	$ 220,207,234	$ 279,168,099
Thrivent International Allocation	$ 2,814,942	$ 3,532,833	$ 39,751,777	$ 46,099,552	$ 12,973,284	$ (19,222,422)	$ (8,805)	$ 7,024	$ (8,356,588)	$ (14,607,507)	$ 31,492,045	$ 248,758,828	$ 280,250,873
Thrivent Large Cap Growth	$ (5,442,626)	$ 62,467,160	$ 55,531,289	$ 112,555,823	$ 28,742,905	$ (30,464,898)	$ (15,651)	$ 223	$ 18,281,549	$ 16,544,128	$ 129,099,951	$ 353,519,435	$ 482,619,386
Thrivent Large Cap Index	$ 1,831,227	$ 20,127,163	$163,595,298	$ 185,553,688	$ 58,242,746	$ (45,097,553)	$ (34,092)	$ 4,326	$ 19,140,122	$ 32,255,549	$ 217,809,237	$ 617,304,075	$ 835,113,312
Thrivent Large Cap Value	$ 587,802	$ 13,761,376	$ 27,341,581	$ 41,690,759	$ 11,563,206	$ (14,941,555)	$ (5,738)	$ 7,122	$ 6,769,976	$ 3,393,011	$ 45,083,770	$ 180,516,788	$ 225,600,558
Thrivent Limited Maturity Bond	$ 2,763,569	$ 131,426	$ 3,917,793	$ 6,812,788	$ 15,697,108	$ (24,910,575)	$ (5,613)	$ 3,809	$ 23,149,063	$ 13,933,792	$ 20,746,580	$ 201,510,343	$ 222,256,923
Thrivent Low Volatility Equity	$ (70,927)	$ 492,113	$ 4,758,059	$ 5,179,245	$ 4,923,041	$ (1,819,425)	$ (429)	$ —	$ 10,862,288	$ 13,965,475	$ 19,144,720	$ 20,259,157	$ 39,403,877
Thrivent Mid Cap Index	$ (484,062)	$ 24,966,348	$ 52,292,090	$ 76,774,376	$ 31,979,559	$ (22,223,689)	$ (19,392)	$ 2,848	$ 11,609,205	$ 21,348,531	$ 98,122,907	$ 309,691,519	$ 407,814,426
Thrivent Mid Cap Stock	$ (2,461,094)	$ 38,082,657	$ 42,861,453	$ 78,483,016	$ 23,363,859	$ (25,312,225)	$ (15,661)	$ 2,307	$ 10,061,867	$ 8,100,147	$ 86,583,163	$ 316,395,262	$ 402,978,425
Thrivent Moderate Allocation	$51,867,407	$564,653,524	$761,061,930	$1,377,582,861	$367,498,139	$(742,962,388)	$(338,478)	$ 83,950	$ 12,540,592	$(363,178,185)	$1,014,404,676	$8,354,500,017	$9,368,904,693
Thrivent Moderately Aggressive Allocation	$17,268,731	$383,555,945	$581,116,929	$ 981,941,605	$300,961,610	$(370,287,913)	$(415,196)	$ (2,730)	$(99,204,518)	$(168,948,747)	$ 812,992,858	$4,900,885,957	$5,713,878,815
Thrivent Moderately Conservative Allocation	$43,735,128	$177,399,350	$372,989,231	$ 594,123,709	$262,296,248	$(399,957,027)	$(115,287)	$(31,335)	$ 25,819,617	$(111,987,784)	$ 482,135,925	$4,500,765,566	$4,982,901,491
Thrivent Money Market	$ 760,534	$ —	$ —	$ 760,534	$ 74,157,060	$ (35,072,122)	$ (5,158)	$ (132)	$(20,371,817)	$ 18,707,831	$ 19,468,365	$ 146,518,896	$ 165,987,261
Thrivent Multidimensional Income	$ 674,424	$ (32,893)	$ 1,593,389	$ 2,234,920	$ 2,632,140	$ (1,637,092)	$ (219)	$ 326	$ 6,710,455	$ 7,705,610	$ 9,940,530	$ 14,169,145	$ 24,109,675
Thrivent Opportunity Income Plus	$ 4,915,627	$ (276,701)	$ 7,261,933	$ 11,900,859	$ 14,804,226	$ (15,781,035)	$ (3,757)	$ 3,397	$ 35,517,214	$ 34,540,045	$ 46,440,904	$ 159,691,257	$ 206,132,161
Thrivent Partner Emerging Markets Equity	$ (413,752)	$ 1,001,501	$ 12,285,447	$ 12,873,196	$ 3,975,209	$ (6,227,698)	$ (4,617)	$ 1,715	$ (3,698,634)	$ (5,954,025)	$ 6,919,171	$ 71,793,496	$ 78,712,667
Thrivent Partner Growth Stock	$ (2,108,248)	$ 12,359,566	$ 38,829,816	$ 49,081,134	$ 13,198,617	$ (12,673,305)	$ (6,904)	$ 190	$ 2,123,887	$ 2,642,485	$ 51,723,619	$ 163,650,260	$ 215,373,879
Thrivent Partner Healthcare	$ (1,705,421)	$ 4,170,788	$ 39,652,808	$ 42,118,175	$ 10,267,809	$ (12,564,724)	$ (14,211)	$ 776	$ (4,149,012)	$ (6,459,362)	$ 35,658,813	$ 176,708,343	$ 212,367,156
The accompanying notes are an integral part of these financial statements.

Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Thrivent Real Estate Securities	$ 1,256,530	$ 4,526,624	$26,580,603	$32,363,757	$ 8,339,614	$(10,186,384)	$ (7,325)	$ 5,046	$ 1,649,727	$ (199,322)	$32,164,435	$123,771,761	$155,936,196
Thrivent Small Cap Growth Subaccount	$ (203,921)	$ 90,123	$ 3,068,076	$ 2,954,278	$ 3,442,097	$ (1,250,200)	$ (539)	$ 102	$ 5,547,322	$ 7,738,782	$10,693,060	$ 9,248,314	$ 19,941,374
Thrivent Small Cap Index	$ (889,711)	$26,541,317	$37,794,383	$63,445,989	$29,715,490	$(20,803,126)	$(17,799)	$ 1,428	$12,665,466	$21,561,459	$85,007,448	$294,522,812	$379,530,260
Thrivent Small Cap Stock	$(1,792,275)	$26,243,250	$21,716,796	$46,167,771	$ 9,853,613	$(15,255,273)	$ (7,529)	$14,833	$ (597,738)	$ (5,992,094)	$40,175,677	$178,146,550	$218,322,227
Vanguard® VIF Capital Growth	$ 3,736	$ 37,090	$ 203,218	$ 244,044	$ 186,641	$ (8,370)	$ —	$ —	$ (118,021)	$ 60,250	$ 304,294	$ 928,587	$ 1,232,881
Vanguard® VIF International	$ 6,071	$ 28,677	$ 223,706	$ 258,454	$ 128,313	$ (26,473)	$ —	$ —	$ 158,732	$ 260,572	$ 519,026	$ 729,791	$ 1,248,817
Vanguard® VIF Short-Term Investment-Grade	$ 10,344	$ 1,257	$ 18,705	$ 30,306	$ 152,881	$ (8,386)	$ —	$ —	$ 214,096	$ 358,591	$ 388,897	$ 566,464	$ 955,361
Vanguard® VIF Small Company Growth	$ (3,793)	$ 73,510	$ 131,062	$ 200,779	$ 404,011	$ (17,905)	$ —	$ —	$ (144,333)	$ 241,773	$ 442,552	$ 553,969	$ 996,521
Vanguard® VIF Total Bond Market Index	$ 65,843	$ 6,576	$ 237,408	$ 309,827	$ 2,160,952	$ (84,471)	$ —	$ —	$ 766,894	$ 2,843,375	$ 3,153,202	$ 3,088,756	$ 6,241,958
Vanguard® VIF Total Stock Market Index	$ 41,311	$ 121,537	$ 982,887	$ 1,145,735	$ 859,880	$ (136,176)	$ —	$ —	$ (58,539)	$ 665,165	$ 1,810,900	$ 3,470,105	$ 5,281,005
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2018
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
American Funds IS® Global Growth	$ 2,003	$12,904	$ (98,822)	$ (83,915)	$596,104	$(16,650)	$—	$—	$ 19,648	$ 599,102	$ 515,187	$ 40,033	$555,220
American Funds IS® Growth-Income	$ 2,878	$51,594	$ (46,666)	$ 7,806	$200,658	$(11,567)	$—	$—	$(284,954)	$ (95,863)	$ (88,057)	$419,170	$331,113
American Funds IS® International	$11,887	$29,318	$(167,220)	$(126,015)	$352,793	$ (1,282)	$—	$—	$ 268,984	$ 620,495	$ 494,480	$341,411	$835,891
BlackRock Total Return V.I.	$ 2,460	$ (67)	$ (2,633)	$ (240)	$ 75,000	$ (423)	$—	$—	$ 28,865	$ 103,442	$ 103,202	$ 54,356	$157,558
DFA VA International Small Portfolio	$ 4,923	$18,317	$(142,710)	$(119,470)	$361,978	$(10,781)	$—	$—	$ (42,808)	$ 308,389	$ 188,919	$295,587	$484,506
DFA VA US Targeted Value	$ 3,807	$56,190	$(209,793)	$(149,796)	$717,741	$(11,152)	$—	$—	$ 83,099	$ 789,688	$ 639,892	$195,844	$835,736
Fidelity® VIP Emerging Markets	$ 512	$ (6,956)	$(103,651)	$(110,095)	$321,400	$ (9,015)	$—	$—	$ (21,929)	$ 290,456	$ 180,361	$323,776	$504,137
Fidelity® VIP International Capital Appreciation	$ 1,800	$ (2,404)	$ (56,767)	$ (57,371)	$248,143	$ 1,690	$—	$—	$ 219,061	$ 468,894	$ 411,523	$ —	$411,523
Fidelity® VIP Value	$ 2,291	$12,275	$ (76,094)	$ (61,528)	$353,442	$ (7,008)	$—	$—	$ 11,202	$ 357,636	$ 296,108	$ 73,567	$369,675
Janus Henderson Enterprise	$ (1,426)	$15,287	$ (67,123)	$ (53,262)	$441,764	$ (809)	$—	$—	$ 232,766	$ 673,721	$ 620,459	$ 64,413	$684,872
John Hancock Core Bond Trust	$ 4,328	$ (1,561)	$ (3,896)	$ (1,129)	$ 80,294	$ (235)	$—	$—	$ 32,897	$ 112,956	$ 111,827	$133,554	$245,381
John Hancock International Equity Index Trust B	$ 1,837	$ 46	$ (14,981)	$ (13,098)	$ 89,262	$ (2,325)	$—	$—	$ 10,123	$ 97,060	$ 83,962	$ —	$ 83,962
John Hancock Strategic Income Opportunities Trust	$ 8,998	$ (944)	$ (20,298)	$ (12,244)	$208,681	$ (703)	$—	$—	$ 49,872	$ 257,850	$ 245,606	$ 52,594	$298,200
MFS® VIT II - MFS® Blended Research Core Equity	$ 491	$ 6,384	$ (17,550)	$ (10,675)	$ 53,154	$ (1,126)	$—	$—	$ 51,256	$ 103,284	$ 92,609	$ 33,867	$126,476
MFS® VIT II - MFS® Corporate Bond	$ 8,397	$ (101)	$ (12,482)	$ (4,186)	$263,131	$ (1,724)	$—	$—	$ 3,454	$ 264,861	$ 260,675	$ 25,057	$285,732
MFS® VIT III - MFS® Global Real Estate	$ 868	$ (1,200)	$ (2,809)	$ (3,141)	$ 14,670	$ 872	$—	$—	$ 41,923	$ 57,465	$ 54,324	$ 6,077	$ 60,401
MFS® VIT II - MFS® International Value	$ 956	$ 7,646	$ (31,061)	$ (22,459)	$251,857	$ (9,944)	$—	$—	$ (89,110)	$ 152,803	$ 130,344	$165,059	$295,403
MFS® VIT III - MFS® Mid Cap Value	$ 289	$32,385	$ (42,543)	$ (9,869)	$196,464	$(26,998)	$—	$—	$(348,938)	$(179,472)	$(189,341)	$349,297	$159,956
MFS® VIT II - MFS® Technology	$ (1,467)	$20,778	$(101,204)	$ (81,893)	$184,608	$ 6,699	$—	$—	$ 363,423	$ 554,730	$ 472,837	$ 43,881	$516,718
MFS® VIT - MFS® Value	$ 2,694	$16,809	$ (45,548)	$ (26,045)	$135,416	$ (4,084)	$—	$—	$ (11,929)	$ 119,403	$ 93,358	$134,789	$228,147
PIMCO VIT Emerging Markets Bond	$17,962	$ (2,359)	$ (30,261)	$ (14,658)	$450,517	$ (3,760)	$—	$—	$ 543,476	$ 990,233	$ 975,575	$ 16,143	$991,718
PIMCO VIT Global Bond (Unhedged)	$ 9,171	$ (14)	$ (15,786)	$ (6,629)	$ 67,178	$ (1,024)	$—	$—	$ 37,574	$ 103,728	$ 97,099	$ 61,007	$158,106
The accompanying notes are an integral part of these financial statements.

Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
PIMCO VIT Long-Term U.S. Government	$ 1,612	$ 715	$ 3,795	$ 6,122	$ 142,803	$ (2,011)	$ —	$ —	$ 995	$ 141,787	$ 147,909	$ 11,402	$ 159,311
PIMCO VIT Real Return	$ 10,771	$ (8,901)	$ (8,054)	$ (6,184)	$ 336,585	$ (18,103)	$ —	$ —	$ (469,021)	$ (150,539)	$ (156,723)	$ 455,218	$ 298,495
Principal Diversified International	$ 2,683	$ (371)	$ (34,550)	$ (32,238)	$ 154,242	$ (2,451)	$ —	$ —	$ 3,387	$ 155,178	$ 122,940	$ 31,832	$ 154,772
Principal Government & High Quality Bond	$ 10,405	$ (172)	$ (5,968)	$ 4,265	$ 270,728	$ (6,907)	$ —	$ —	$ 15,750	$ 279,571	$ 283,836	$ 48,712	$ 332,548
Principal Small Cap	$ (2,168)	$ 72,797	$ (64,781)	$ 5,848	$ 166,898	$ (29,886)	$ —	$ —	$ (248,038)	$ (111,026)	$ (105,178)	$ 356,468	$ 251,290
Templeton Global Bond VIP	$ (3,841)	$ 509	$ 10,967	$ 7,635	$ 541,574	$ (8,326)	$ —	$ —	$ 38,381	$ 571,629	$ 579,264	$ 191,650	$ 770,914
Thrivent Aggressive Allocation	$ (6,372,235)	$ 83,954,242	$ (156,239,951)	$ (78,657,944)	$ 81,806,500	$ (52,802,030)	$(160,079)	$ 469	$ 25,548,666	$ 54,393,526	$ (24,264,418)	$ 955,303,630	$ 931,039,212
Thrivent All Cap Subaccount	$ (619,971)	$ 6,151,094	$ (14,260,475)	$ (8,729,352)	$ 5,356,942	$ (4,718,737)	$ (3,987)	$ 1,823	$ (1,439,502)	$ (803,461)	$ (9,532,813)	$ 79,437,471	$ 69,904,658
Thrivent Balanced Income Plus	$ 2,686,603	$ 3,746,991	$ (21,980,875)	$ (15,547,281)	$ 16,768,294	$ (14,160,690)	$ (7,769)	$ 3,418	$ 19,123,743	$ 21,726,996	$ 6,179,715	$ 229,154,309	$ 235,334,024
Thrivent Diversified Income Plus	$ 10,652,492	$ 4,071,304	$ (39,861,381)	$ (25,137,585)	$ 41,421,788	$ (42,927,246)	$ (22,060)	$ 6,691	$ 42,743,671	$ 41,222,844	$ 16,085,259	$ 588,835,304	$ 604,920,563
Thrivent Global Stock	$ (83,786)	$ 18,394,875	$ (37,751,151)	$ (19,440,062)	$ 9,240,660	$ (13,365,832)	$ (6,818)	$12,863	$ 1,054,963	$ (3,064,164)	$ (22,504,226)	$ 207,954,284	$ 185,450,058
Thrivent Government Bond	$ 1,655,818	$ (1,002,592)	$ (2,534,294)	$ (1,881,068)	$ 5,227,543	$ (11,179,843)	$ (6,185)	$ (334)	$ (8,098,310)	$ (14,057,129)	$ (15,938,197)	$ 158,194,680	$ 142,256,483
Thrivent High Yield	$ 10,224,291	$ (910,649)	$ (19,772,111)	$ (10,458,469)	$ 15,817,836	$ (14,789,631)	$ (9,498)	$10,710	$ 1,534,783	$ 2,564,200	$ (7,894,269)	$ 226,113,783	$ 218,219,514
Thrivent Income	$ 5,402,421	$ 364,211	$ (14,023,257)	$ (8,256,625)	$ 14,056,890	$ (15,167,814)	$ (7,208)	$ 2,551	$ 2,154,465	$ 1,038,884	$ (7,217,741)	$ 227,424,975	$ 220,207,234
Thrivent International Allocation	$ 4,324,271	$ 11,141,791	$ (65,097,868)	$ (49,631,806)	$ 20,300,225	$ (14,871,708)	$ (8,635)	$11,309	$ 9,098,937	$ 14,530,128	$ (35,101,678)	$ 283,860,506	$ 248,758,828
Thrivent Large Cap Growth	$ (3,138,827)	$ 29,417,165	$ (26,953,382)	$ (675,044)	$ 26,700,699	$ (20,737,726)	$ (13,803)	$ 5,964	$ 30,097,269	$ 36,052,403	$ 35,377,359	$ 318,142,076	$ 353,519,435
Thrivent Large Cap Index	$ 852,352	$ 16,442,745	$ (57,349,923)	$ (40,054,826)	$ 59,286,605	$ (29,352,113)	$ (28,034)	$ (47)	$ 27,842,188	$ 57,748,599	$ 17,693,773	$ 599,610,302	$ 617,304,075
Thrivent Large Cap Value	$ 129,399	$ 14,143,119	$ (33,973,932)	$ (19,701,414)	$ 10,699,301	$ (12,330,228)	$ (5,574)	$ 5,444	$ 1,732,789	$ 101,732	$ (19,599,682)	$ 200,116,470	$ 180,516,788
Thrivent Limited Maturity Bond	$ 2,473,491	$ (279,193)	$ (2,734,191)	$ (539,893)	$ 16,900,911	$ (21,630,021)	$ (5,492)	$16,602	$ (2,392,438)	$ (7,110,438)	$ (7,650,331)	$ 209,160,674	$ 201,510,343
Thrivent Low Volatility Equity	$ (209,880)	$ 65,954	$ (774,179)	$ (918,105)	$ 2,738,938	$ (460,308)	$ (220)	$ —	$ 9,412,860	$ 11,691,270	$ 10,773,165	$ 9,485,992	$ 20,259,157
Thrivent Mid Cap Index	$ (1,074,197)	$ 18,897,855	$ (62,419,725)	$ (44,596,067)	$ 33,372,708	$ (14,348,459)	$ (16,424)	$ 805	$ 17,269,633	$ 36,278,263	$ (8,317,804)	$ 318,009,323	$ 309,691,519
Thrivent Mid Cap Stock	$ (3,358,616)	$ 32,121,841	$ (72,785,692)	$ (44,022,467)	$ 24,660,589	$ (20,617,299)	$ (13,619)	$12,903	$ 10,893,884	$ 14,936,458	$ (29,086,009)	$ 345,481,271	$ 316,395,262
Thrivent Moderate Allocation	$ (2,984,324)	$488,468,492	$(1,029,599,265)	$(544,115,097)	$381,007,724	$(580,856,411)	$(344,864)	$ (6,125)	$ 17,391,141	$(182,808,535)	$(726,923,632)	$9,081,423,649	$8,354,500,017
Thrivent Moderately Aggressive Allocation	$(15,682,449)	$371,627,380	$ (746,734,361)	$(390,789,430)	$307,955,587	$(304,965,923)	$(413,489)	$14,395	$ 97,768,771	$ 100,359,341	$(290,430,089)	$5,191,316,046	$4,900,885,957
Thrivent Moderately Conservative Allocation	$ 17,571,910	$166,278,921	$ (417,041,007)	$(233,190,176)	$295,226,492	$(316,404,109)	$(119,431)	$39,597	$(22,649,608)	$ (43,907,059)	$(277,097,235)	$4,777,862,801	$4,500,765,566
Thrivent Money Market	$ 192,498	$ —	$ —	$ 192,498	$ 69,200,555	$ (18,319,780)	$ (5,859)	$ 673	$(28,442,781)	$ 22,432,808	$ 22,625,306	$ 123,893,590	$ 146,518,896
Thrivent Multidimensional Income	$ 566,289	$ (16,817)	$ (1,472,547)	$ (923,075)	$ 2,035,185	$ (466,492)	$ (116)	$ 1,399	$ 5,477,181	$ 7,047,157	$ 6,124,082	$ 8,045,063	$ 14,169,145
Thrivent Opportunity Income Plus	$ 4,595,620	$ (543,109)	$ (7,799,443)	$ (3,746,932)	$ 11,226,084	$ (13,286,767)	$ (3,321)	$ 6,670	$ 2,302,181	$ 244,847	$ (3,502,085)	$ 163,193,342	$ 159,691,257
Thrivent Partner Emerging Markets Equity	$ (38,016)	$ 496,655	$ (14,736,265)	$ (14,277,626)	$ 6,073,352	$ (4,188,573)	$ (4,489)	$ 1,338	$ 3,336,973	$ 5,218,601	$ (9,059,025)	$ 80,852,521	$ 71,793,496
Thrivent Partner Growth Stock	$ (2,004,730)	$ 14,681,284	$ (19,377,832)	$ (6,701,278)	$ 17,372,451	$ (8,832,182)	$ (5,845)	$ (929)	$ 20,077,248	$ 28,610,743	$ 21,909,465	$ 141,740,795	$ 163,650,260
Thrivent Partner Healthcare	$ (741,995)	$ 1,526,023	$ 10,203,065	$ 10,987,093	$ 9,954,539	$ (8,854,416)	$ (14,703)	$ (135)	$ (1,549,902)	$ (464,617)	$ 10,522,476	$ 166,185,867	$ 176,708,343
The accompanying notes are an integral part of these financial statements.

Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Thrivent Real Estate Securities	$ 953,140	$ 3,454,331	$(13,375,080)	$ (8,967,609)	$ 5,585,822	$ (7,097,237)	$ (7,193)	$3,516	$ (7,789,166)	$ (9,304,258)	$(18,271,867)	$142,043,628	$123,771,761
Thrivent Small Cap Growth Subaccount*	$ (48,285)	$ (85,825)	$ (1,710,933)	$ (1,845,043)	$ 1,730,455	$ (82,039)	$ (120)	$ —	$ 9,445,061	$11,093,357	$ 9,248,314	$ —	$ 9,248,314
Thrivent Small Cap Index	$(1,222,841)	$18,981,054	$(52,979,094)	$(35,220,881)	$33,075,541	$(13,155,935)	$(14,568)	$2,360	$27,177,759	$47,085,157	$ 11,864,276	$282,658,536	$294,522,812
Thrivent Small Cap Stock	$(1,779,666)	$22,068,965	$(43,096,499)	$(22,807,200)	$11,286,541	$(12,711,072)	$ (7,290)	$ (964)	$ 384,974	$ (1,047,811)	$(23,855,011)	$202,001,561	$178,146,550
Vanguard® VIF Capital Growth	$ (619)	$ 55,714	$ (83,928)	$ (28,833)	$ 717,662	$ (37,858)	$ —	$ —	$ (262,596)	$ 417,208	$ 388,375	$ 540,212	$ 928,587
Vanguard® VIF International	$ (2,287)	$ 4,699	$ (124,914)	$ (122,502)	$ 454,452	$ 2,776	$ —	$ —	$ 286,661	$ 743,889	$ 621,387	$ 108,404	$ 729,791
Vanguard® VIF Short-Term Investment-Grade	$ 949	$ (97)	$ 2,678	$ 3,530	$ 298,961	$ (3,081)	$ —	$ —	$ 154,322	$ 450,202	$ 453,732	$ 112,732	$ 566,464
Vanguard® VIF Small Company Growth	$ (2,162)	$ 16,608	$ (105,165)	$ (90,719)	$ 343,138	$ 2,099	$ —	$ —	$ 241,245	$ 586,482	$ 495,763	$ 58,206	$ 553,969
Vanguard® VIF Total Bond Market Index	$ 30,692	$ 1,750	$ 1,282	$ 33,724	$ 2,097,046	$ (34,239)	$ —	$ —	$ 319,167	$ 2,381,974	$ 2,415,698	$ 673,058	$ 3,088,756
Vanguard® VIF Total Stock Market Index	$ 2,386	$ 44,215	$ (433,730)	$ (387,129)	$ 2,244,896	$ (13,528)	$ —	$ —	$ 988,915	$ 3,220,283	$ 2,833,154	$ 636,951	$ 3,470,105
*For the period April 27, 2018 (commencement of operations) to December 31, 2018.
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2019
(1) ORGANIZATION
The Thrivent Variable Annuity Account I (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account, which commenced operations on October 31, 2002, contains 63 subaccounts as shown below. 29 of the subaccounts invest in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a fund and collectively the Funds.) For each subaccount, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2019, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Subaccount	Series
**American Funds IS® Global Growth	American Funds Insurance Series — Global Growth Portfolio
**American Funds IS® Growth-Income	American Funds Insurance Series — Growth-Income Portfolio
**American Funds IS® International	American Funds Insurance Series — International Portfolio
**BlackRock Total Return V.I.	Blackrock Variable Series Funds, Inc.- Total Return Portfolio
**DFA VA International Small Portfolio	Dimensional Instutional Class- International Small Portfolio
**DFA VA US Targeted Value	Dimensional Instutional Class- Targeted Value Portfolio
**Fidelity® VIP Emerging Markets	Fidelity Variable Insurance Products — Emerging Markets Portfolio
**Fidelity® VIP International Capital Appreciation	Fidelity Variable Insurance Products — International Capital Appreciation Portfolio
**Fidelity® VIP Value	Fidelity Variable Insurance Products — Value Portfolio
**Janus Henderson Enterprise	Janus Henderson Institutional Class — Enterprise Portfolio
**John Hancock Core Bond Trust	John Hancock Variable Insurance Trust — Core Bond Trust Portfolio
**John Hancock International Equity Index Trust B	John Hancock Variable Insurance Trust — International Equity Index Trust B Portfolio
**John Hancock Strategic Income Opportunities Trust	John Hancock Variable Insurance Trust — Strategic Income Opportunities Trust Portfolio
**MFS® VIT II — **MFS® Blended Research Core Equity	MFS Initial Class — Blended Research Core Equity Portfolio
**MFS® VIT II — **MFS® Corporate Bond	MFS Initial Class — Corporate Bond Portfolio
**MFS® VIT III — **MFS® Global Real Estate	MFS Initial Class — Global Real Estate Portfolio
**MFS® VIT II — **MFS® International Intrinsic Value (a)	MFS Initial Class — International Value Portfolio
**MFS® VIT III — **MFS® Mid Cap Value	MFS Initial Class — Mid Cap Value Portfolio
**MFS® VIT II — **MFS® Technology	MFS Initial Class — Technology Portfolio

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
Subaccount	Series
**MFS® VIT — **MFS® Value	MFS Initial Class — Value Portfolio
**PIMCO VIT Emerging Markets Bond	PVIT Institutional — Emerging Markets Bond Portfolio
**PIMCO VIT Global Bond Opportunities (Unhedged) (e)	PVIT Institutional — Global Bond (Unhedged) Portfolio
**PIMCO VIT Long-Term U.S. Government	PVIT Institutional — Long -Term U.S. Goverment Portfolio
**PIMCO VIT Real Return	PVIT Institutional — Real Return Portfolio
**Principal Diversified International	Principal Variable Contracts Funds, Inc. — Diversified International Portfolio
**Principal Government & High Quality Bond	Principal Variable Contracts Funds, Inc. — Government & High Quality Bond Portfolio
**Principal Small Cap	Principal Variable Contracts Funds, Inc. — Small Cap Portfolio
**Templeton Global Bond VIP	Franklin Templeton Variable Insurance Trust — Class I — Global Bond Portfolio
*Thrivent Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
***Thrivent All Cap (b)	Thrivent Series Fund, Inc. — All Cap Portfolio
***Thrivent Balanced Income Plus	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
***Thrivent Diversified Income Plus	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
***Thrivent Global Stock (c, m)	Thrivent Series Fund, Inc. — Global Stock Portfolio
*Thrivent Government Bond (h)	Thrivent Series Fund, Inc. — Government Bond
***Thrivent High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
***Thrivent Income	Thrivent Series Fund, Inc. — Income Portfolio
***Thrivent International Allocation (d)	Thrivent Series Fund, Inc. — Partner International Allocation Portfolio
***Thrivent Large Cap Growth (n)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
***Thrivent Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
***Thrivent Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
***Thrivent Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
***Thrivent Low Volatility Equity	Thrivent Series Fund, Inc. — Low Volatility Equity Portfolio
***Thrivent Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
***Thrivent Mid Cap Stock (k,l)	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
*Thrivent Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
Subaccount	Series
*Thrivent Moderately Aggressive Allocation (f)	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
*Thrivent Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
***Thrivent Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio
***Thrivent Mulitidimensional Income	Thrivent Series Fund, Inc. — Multidimensional Income Portfolio
***Thrivent Opportunity Income Plus	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
***Thrivent Partner Emerging Markets Equity	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
***Thrivent Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
***Thrivent Partner Healthcare	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
***Thrivent Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
***Thrivent Small Cap Growth (g)	Thrivent Series Fund, Inc. — Small Cap Growth Portfolio
***Thrivent Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
***Thrivent Small Cap Stock (i, j)	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
**Vanguard® VIF Capital Growth	Vanguard Variable Insurance Fund — Capital Growth Portfolio
**Vanguard® VIF International	Vanguard Variable Insurance Fund — International Portfolio
**Vanguard® VIF Short-Term Investment-Grade	Vanguard Variable Insurance Fund — Short-Term Investment Grade Portfolio
**Vanguard® VIF Small Company Growth	Vanguard Variable Insurance Fund — Small Company Growth Portfolio
**Vanguard® VIF Total Bond Market Index	Vanguard Variable Insurance Fund — Total Bond Market Index Portfolio
**Vanguard® VIF Total Stock Market Index	Vanguard Variable Insurance Fund — Total Stock Market Index Portfolio

(a)	Formerly known as MFS® VIT II — MFS® International Value, name change effective June 1, 2019.
(b)	Formerly known as Partner All Cap, name change effective April 30, 2019.
(c)	Formerly known as Large Cap Stock, name change effective April 30, 2019.
(d)	Formerly known as Partner Worldwide Allocation, name change effective April 30, 2019.
(e)	Formerly known as PIMCO VIT Global Bond (Unhedged), name change effective July 30, 2018.
(f)	Growth and Income Plus merged into the Moderately Aggressive Allocation Portfolio as of June 28, 2018.
(g)	Statement of operations and of changes in net assets for the period April 27, 2018 (commencement of operations) to December 31, 2018.
(h)	Formerly known as Bond Index, name change effective August 28, 2017.
(i)	Partner Small Cap Growth merged into the Small Cap Stock Portfolio as of August 21, 2015.
(j)	Partner Small Cap Value merged into the Small Cap Stock Portfolio as of August 21, 2015.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
(k)	Mid Cap Growth merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(l)	Partner Mid Cap Value merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(m)	Natural Resources merged into the Large Cap Stock Portfolio as of August 21, 2015.
(n)	Partner Technology merged into the Large Cap Growth Portfolio as of August 21, 2015.
* Available in Thrivent Variable Annuity 2002 Series and 2005 Series only.** Available in AdvisorFlex Variable Annuity only.*** Available in Thrivent Variable Annuity 2002 Series, 2005 Series and AdvisorFlex.
The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of Thrivent Financial.
A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.
(2) SIGNIFICANT ACCOUNTING POLICIES
The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.
Valuation of Investments
The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.
Federal Income Taxes
Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.
Annuity Reserves
Annuity reserves, represented as reserves for contracts in annuity payout period in the statement of assets and liabilities, are computed for currently payable contracts according to the 2000 IAM mortality table and the 2012 IAR mortality table. The reserve rate is the maximum Single Premium Immediate Annuity (SPIA) valuation interest rate. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reflected as a payable to Thrivent Financial on the statement of assets and liabilities. If additional reserves are required, a receivable from Thrivent Financial is reflected on the statement of assets and liabilities.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
Death Claims
Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits.
Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fair Value of Financial Instruments
In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments must be classified into one of three categories based on that evaluation:
Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.
The fair values for the subaccount's investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.
Subsequent Events
Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account's financial statements. The COVID-19 global pandemic has caused and may continue to cause substantial market volatility which impacts the net assets of the Variable Account. There were no other events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account's financial statements.
(3) EXPENSE CHARGES
Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial. No charge for sales distribution expense is deducted from premiums received.
A surrender charge is deducted from the accumulated value of the contract to compensate Thrivent Financial if a contract is surrendered in whole or in part during the first seven years the contract is in force. The surrender charge is 6% during the first Contract Year for the 2002 series and 7% for the 2005 series. This charge decreases by 1% each subsequent contract year. The surrender charge for the AdvisorFlex VA Series is 2% during the first Contract Year and 1% for the second and third Contract Years. No surrender charge is deducted for surrenders occurring more than 3 years since the first premium was appplied. For purposes of the

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES - continued
surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.
A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.10% — 2.50% of the average daily net assets of the Variable Account for the 2002 and 2005 series depending on the death benefit option of the contract as shown below. For AdvisorFlex VA series, a daily charge equivalent to an annual rate of 0.40% of the average daily net assets of the Variable Account is deducted for mortality and expense charges. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to annual rate of 0.95% for the 2002 and 2005 series. For the AdvisorFlex VA series, this rate is 0.40%. An administrative charge equivalent to an annual rate of 0.75% is charged for contracts that have the return protection allocation (RPA) benefit.*
Mortality and Expense Risk Charge 2002 Series	Current	Maximum
With Basic Death Benefit only	1.10%	1.25%
With Maximum Anniversary Death Benefit (MADB)	1.20	1.35
With Premium Accumulation Death Benefit (PADB)	1.35	1.50
With Earnings Addition Death Benefit (EADB)	1.30	1.45
With MADB and PADB	1.40	1.55
With MADB and EADB	1.35	1.50
With PADB and EADB	1.50	1.65
With MADB, PADB and EADB	1.55	1.70
With Basic Death Benefit & Return Protection Allocation (RPA)	1.85	2.00
With MADB and RPA	1.95	2.10

Mortality and Expense Risk Charge 2005 Series	Years 1-7	After 7 years
With Basic Death Benefit only	1.25%	1.15%
With MADB	1.45	1.35
With PADB	1.65	1.55
With EADB	1.50	1.40
With MADB and PADB	1.75	1.65
With MADB and EADB	1.60	1.50
With PADB and EADB	1.80	1.70
With MADB, PADB and EADB	1.90	1.80
With Basic Death Benefit & RPA	2.00	1.90
With MADB and RPA	2.20	2.10
With GLWB	2.00-2.50	1.90-2.40

Mortality and Expense Risk Charge AdvisorFlex VA Series	Current	Maximum
With Basic Death Benefit only	0.40%	0.50%
With MADB**	0.60%	0.90%
*The current RPA charge is 0.75% except for the 10 year allocation period in the RP Moderately Conservative Allocation which has a current charge of 0.50%.** The MADB charge for AdvisorFlex Variable Annuity is deducted quarterly, beginning three months after the Date of Issue. The MADB charge is deducted from theFixed Account and the Subaccounts of the Variable Account on a pro rata basis.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES - continued
Fund Facilitation Fees AdvisorFlex Variable Annuity
A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent for expenses assumed from contracts with the Variable Investment Trusts. The charge is based on the average daily net assets of the Variable Account.
Subaccount	Current	Maximum
American Funds IS® Global Growth	0.35%	0.40%
American Funds IS® Growth-Income	0.35%	0.40%
American Funds IS® International	0.35%	0.40%
BlackRock Total Return V.I.	0.35%	0.40%
DFA VA International Small Portfolio	0.35%	0.40%
DFA VA US Targeted Value	0.35%	0.40%
Fidelity VIP Emerging Markets	0.20%	0.40%
Fidelity VIP Intl Capital Appreciation	0.20%	0.40%
Fidelity VIP Value	0.20%	0.40%
Janus Henderson Enterprise	0.20%	0.40%
JHVIT Core Bond Trust	0.10%	0.40%
JHVIT International Equity Index	0.10%	0.40%
JHVIT Strategic Income Opportunities	0.10%	0.40%
MFS VIT II Blended Research Core Equity	0.10%	0.40%
MFS VIT II Corporate Bond	0.10%	0.40%
MFS VIT II International Value	0.10%	0.40%
MFS VIT II Technology	0.10%	0.40%
MFS VIT III Global Real Estate	0.10%	0.40%
MFS VIT III Mid Cap Value	0.10%	0.40%
MFS VIT Value Series	0.10%	0.40%
PIMCO VIT Emerging Markets Bond	0.35%	0.40%
PIMCO VIT Global Bond (Unhedged)	0.35%	0.40%
PIMCO VIT Long-Term U.S. Government	0.35%	0.40%
PIMCO VIT Real Return	0.35%	0.40%
Principal Diversified International	0.35%	0.40%
Principal Government & High Quality Bond	0.35%	0.40%
Principal SmallCap	0.35%	0.40%
Templeton Global Bond VIP	0.20%	0.40%
Vanguard VIF Capital Growth	0.35%	0.40%
Vanguard VIF International	0.35%	0.40%
Vanguard VIF Short-Term Investment-Grade	0.35%	0.40%
Vanguard VIF Small Company Growth	0.35%	0.40%
Vanguard VIF Total Bond Market Index	0.10%	0.40%
Vanguard VIF Total Stock Market Index	0.10%	0.40%
Additionally, during the year ended December 31, 2019, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. Additional details of these net asset based charges paid by the Funds can be found in the Fund's annual report.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY
Transactions (including transfers among subaccounts) for accumulation and death claim units were as follows:
Subaccount	Units Outstanding at January 1, 2018	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2018	Units Issued	Units Redeemed	Units Outstanding at December 31, 2019
American Funds IS® Global Growth	3,620	72,138	(20,278)	55,480	8,533	(7,249)	56,764
American Funds IS® Growth-Income	37,690	24,233	(31,453)	30,470	8,061	(5,424)	33,107
American Funds IS® International	30,711	62,900	(6,586)	87,025	38,446	(14,089)	111,382
BlackRock Total Return V.I.	5,395	10,727	(261)	15,861	1	(176)	15,686
DFA VA International Small Portfolio	26,500	40,766	(12,714)	54,552	21,484	(33,269)	42,767
DFA VA US Targeted Value	17,862	84,013	(10,585)	91,290	34,848	(29,480)	96,658
Fidelity® VIP Emerging Markets	27,453	38,598	(13,606)	52,445	53,251	(7,040)	98,656
Fidelity® VIP International Capital Appreciation	—	53,837	(11,655)	42,182	10,270	(4,866)	47,586
Fidelity® VIP Value	6,818	33,900	(714)	40,004	4,462	(1,226)	43,240
Janus Henderson Enterprise	5,797	66,724	(10,256)	62,265	34,256	(9,934)	86,587
John Hancock Core Bond Trust	13,247	17,126	(5,777)	24,596	52,547	(8,510)	68,633
John Hancock International Equity Index Trust B	—	9,093	(210)	8,883	3,320	(1,915)	10,288
John Hancock Strategic Income Opportunities Trust	5,169	31,974	(6,136)	31,007	3,944	(3,604)	31,347
MFS® VIT II - MFS® Blended Research Core Equity	3,054	16,618	(7,246)	12,426	3,673	(2,251)	13,848
MFS® VIT II - MFS® Corporate Bond	2,457	32,333	(5,763)	29,027	16,050	(8,387)	36,690
MFS® VIT III - MFS® Global Real Estate	574	11,299	(5,956)	5,917	3,987	(313)	9,591
MFS® VIT II - MFS® International Value	15,113	36,183	(21,261)	30,035	9,069	(6,083)	33,021
MFS® VIT III - MFS® Mid Cap Value	32,662	21,058	(36,744)	16,976	5,349	(8,467)	13,858
MFS® VIT II - MFS® Technology	3,822	47,656	(7,014)	44,464	36,177	(8,207)	72,434
MFS® VIT - MFS® Value	12,531	14,011	(2,834)	23,708	6,631	(1,434)	28,905
PIMCO VIT Emerging Markets Bond	1,563	113,114	(13,282)	101,395	7,758	(43,770)	65,383
PIMCO VIT Global Bond (Unhedged)	5,931	11,631	(1,424)	16,138	5,881	(8,399)	13,620
PIMCO VIT Long-Term U.S. Government	1,113	15,075	(163)	16,025	4,740	(5,273)	15,492
PIMCO VIT Real Return	44,631	47,074	(61,596)	30,109	4,701	(18,921)	15,889
Principal Diversified International	2,869	14,445	(272)	17,042	6,025	(13,130)	9,937
Principal Government & High Quality Bond	4,857	29,029	(779)	33,107	10,237	(3,652)	39,692
Principal Small Cap	32,493	36,649	(43,242)	25,900	5,625	(13,561)	17,964
Templeton Global Bond VIP	19,390	61,393	(4,013)	76,770	45,194	(77,802)	44,162

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY - continued
Subaccount	Units Outstanding at January 1, 2018	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2018	Units Issued	Units Redeemed	Units Outstanding at December 31, 2019
Thrivent Aggressive Allocation	42,449,824	9,417,254	(7,065,168)	44,801,910	8,268,909	(8,123,246)	44,947,573
Thrivent All Cap Subaccount	2,868,275	556,576	(575,368)	2,849,483	556,753	(589,410)	2,816,826
Thrivent Balanced Income Plus	11,607,179	3,164,683	(2,007,420)	12,764,442	3,115,885	(2,606,469)	13,273,858
Thrivent Diversified Income Plus	29,792,954	8,534,519	(6,384,162)	31,943,311	10,052,257	(7,608,185)	34,387,383
Thrivent Global Stock	9,604,714	1,668,048	(1,735,901)	9,536,861	1,432,827	(2,059,467)	8,910,221
Thrivent Government Bond	11,244,750	2,370,513	(3,410,241)	10,205,022	2,636,304	(2,780,477)	10,060,849
Thrivent High Yield	10,219,125	2,484,423	(2,293,000)	10,410,548	2,928,849	(2,440,979)	10,898,418
Thrivent Income	13,758,801	3,612,383	(3,522,741)	13,848,443	5,379,400	(3,459,927)	15,767,916
Thrivent International Allocation	24,182,367	5,835,647	(4,651,377)	25,366,637	4,116,127	(5,470,029)	24,012,735
Thrivent Large Cap Growth	11,046,285	3,447,306	(2,168,594)	12,324,997	3,190,424	(2,584,633)	12,930,788
Thrivent Large Cap Index	23,363,236	6,519,432	(4,100,156)	25,782,512	6,035,610	(4,723,057)	27,095,065
Thrivent Large Cap Value	7,817,057	1,663,469	(1,568,522)	7,912,004	1,788,196	(1,546,270)	8,153,930
Thrivent Limited Maturity Bond	17,143,891	6,353,194	(6,947,312)	16,549,773	7,200,127	(6,094,283)	17,655,617
Thrivent Low Volatility Equity	869,304	1,299,789	(231,858)	1,937,235	1,937,804	(775,166)	3,099,873
Thrivent Mid Cap Index	10,268,699	2,899,158	(1,594,333)	11,573,524	2,831,366	(2,062,822)	12,342,068
Thrivent Mid Cap Stock	9,523,176	2,329,561	(1,773,503)	10,079,234	2,369,563	(2,016,820)	10,431,977
Thrivent Moderate Allocation	546,987,421	103,876,528	(120,208,208)	530,655,741	113,164,806	(139,345,119)	504,475,428
Thrivent Moderately Aggressive Allocation	277,058,934	54,935,207	4,003,425	(56,563,344)	279,434,222	47,785,291	(58,144,551)	269,074,962
Thrivent Moderately Conservative Allocation	319,545,267	73,795,783	(77,155,465)	316,185,585	83,991,107	(93,355,133)	306,821,559
Thrivent Money Market	125,282,786	142,078,082	(119,684,119)	147,676,749	146,673,101	(128,103,373)	166,246,477
Thrivent Multidimensional Income	784,072	992,476	(303,600)	1,472,948	1,251,797	(527,331)	2,197,414
Thrivent Opportunity Income Plus	11,331,995	3,630,605	(3,608,893)	11,353,707	5,516,166	(3,209,917)	13,659,956
Thrivent Partner Emerging Markets Equity	5,836,338	2,170,672	(1,845,330)	6,161,680	1,302,606	(1,772,812)	5,691,474
Thrivent Partner Growth Stock	4,404,630	1,865,931	(987,111)	5,283,450	1,278,200	(1,174,886)	5,386,764
Thrivent Partner Healthcare	7,732,471	1,526,798	(1,574,699)	7,684,570	1,530,038	(1,778,222)	7,436,386
Thrivent Real Estate Securities	5,412,945	849,622	(1,212,486)	5,050,081	1,148,306	(1,081,512)	5,116,875
Thrivent Small Cap Growth Subaccount	—	1,183,495	(159,642)	1,023,853	1,463,837	(745,691)	1,741,999
Thrivent Small Cap Index	8,938,047	3,044,127	(1,518,491)	10,463,683	2,784,162	(2,023,188)	11,224,657
Thrivent Small Cap Stock	6,896,395	1,545,604	(1,484,870)	6,957,129	1,293,985	(1,425,535)	6,825,579
Vanguard® VIF Capital Growth	48,032	76,709	(40,560)	84,181	27,103	(22,265)	89,019
Vanguard® VIF International	9,468	68,444	(4,418)	73,494	31,451	(8,380)	96,565
Vanguard® VIF Short-Term Investment-Grade	11,252	47,020	(1,893)	56,379	41,764	(7,503)	90,640
Vanguard® VIF Small Company Growth	5,263	53,305	(4,143)	54,425	51,668	(29,095)	76,998

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY - continued
Subaccount	Units Outstanding at January 1, 2018	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2018	Units Issued	Units Redeemed	Units Outstanding at December 31, 2019
Vanguard® VIF Total Bond Market Index	66,734	258,821	(17,364)	308,191	295,395	(27,612)	575,974
Vanguard® VIF Total Stock Market Index	57,479	341,628	(66,638)	332,469	129,032	(72,588)	388,913
(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2019 were as follows:
Subaccount	Purchases	Sales
American Funds IS® Global Growth	$ 146,159	$ 87,453
American Funds IS® Growth-Income	147,787	69,150
American Funds IS® International	460,875	157,826
BlackRock Total Return V.I.	5,397	3,117
DFA VA International Small Portfolio	222,112	336,147
DFA VA US Targeted Value	394,013	314,205
Fidelity® VIP Emerging Markets	588,743	57,798
Fidelity® VIP International Capital Appreciation	127,053	57,917
Fidelity® VIP Value	85,315	15,815
Janus Henderson Enterprise	499,393	116,069
John Hancock Core Bond Trust	563,100	82,357
John Hancock International Equity Index Trust B	38,420	20,638
John Hancock Strategic Income Opportunities Trust	49,812	38,011
MFS® VIT II - MFS® Blended Research Core Equity	56,224	25,658
MFS® VIT II - MFS® Corporate Bond	187,114	88,069
MFS® VIT III - MFS® Global Real Estate	52,157	4,244
MFS® VIT II - MFS® International Value	117,898	68,153
MFS® VIT III - MFS® Mid Cap Value	73,023	93,791
MFS® VIT II - MFS® Technology	582,707	91,496
MFS® VIT - MFS® Value	95,162	17,813
PIMCO VIT Emerging Markets Bond	120,877	476,205
PIMCO VIT Global Bond (Unhedged)	62,898	85,513
PIMCO VIT Long-Term U.S. Government	56,161	62,942
PIMCO VIT Real Return	53,721	201,678
Principal Diversified International	69,173	136,832
Principal Government & High Quality Bond	117,812	40,900
Principal Small Cap	101,737	155,453
Templeton Global Bond VIP	522,085	786,918
Thrivent Aggressive Allocation	192,792,356	115,287,436
Thrivent All Cap Subaccount	14,246,925	12,675,693
Thrivent Balanced Income Plus	64,730,381	36,535,969
Thrivent Diversified Income Plus	157,882,696	77,081,840
Thrivent Global Stock	32,383,242	34,016,525

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS - continued
Subaccount	Purchases	Sales
Thrivent Government Bond	30,297,047	31,008,027
Thrivent High Yield	50,734,687	31,017,370
Thrivent Income	70,453,776	33,963,044
Thrivent International Allocation	31,375,432	40,927,537
Thrivent Large Cap Growth	111,227,934	50,493,556
Thrivent Large Cap Index	105,093,401	66,902,241
Thrivent Large Cap Value	39,397,193	26,039,120
Thrivent Limited Maturity Bond	70,247,811	53,554,260
Thrivent Low Volatility Equity	20,583,468	6,649,008
Thrivent Mid Cap Index	75,777,125	32,497,938
Thrivent Mid Cap Stock	82,548,029	42,242,714
Thrivent Moderate Allocation	1,589,431,059	1,535,347,314
Thrivent Moderately Aggressive Allocation	819,464,992	681,267,937
Thrivent Moderately Conservative Allocation	954,015,536	920,511,074
Thrivent Money Market	109,875,507	90,407,010
Thrivent Multidimensional Income	12,691,999	4,312,293
Thrivent Opportunity Income Plus	70,055,846	30,603,570
Thrivent Partner Emerging Markets Equity	10,611,221	16,980,714
Thrivent Partner Growth Stock	36,034,382	29,433,090
Thrivent Partner Healthcare	22,260,328	30,424,081
Thrivent Real Estate Securities	21,821,500	20,769,340
Thrivent Small Cap Growth Subaccount	14,296,861	6,762,103
Thrivent Small Cap Index	77,754,165	31,450,629
Thrivent Small Cap Stock	44,297,903	28,315,502
Vanguard® VIF Capital Growth	372,729	278,286
Vanguard® VIF International	383,140	86,080
Vanguard® VIF Short-Term Investment-Grade	444,994	76,060
Vanguard® VIF Small Company Growth	669,115	357,902
Vanguard® VIF Total Bond Market Index	3,180,456	271,237
Vanguard® VIF Total Stock Market Index	1,615,714	793,005
(6) FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2019, except as indicated in Note 1, follows:
Subaccount	2019	2018	2017	2016	2015
American Funds IS® Global Growth
Units (a)	56,764	55,480	3,620	—	—
Unit value	$ 13.47	$ 10.01	$ 11.06	—	—
Net assets	$764,617	$555,220	$40,033	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	1.40%	1.31%	1.14%	—%	—%
Total return (d)	34.60%	(9.50)%	10.58%	—%	—%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
American Funds IS® Growth-Income
Units (a)	33,107	30,470	37,690	—	—
Unit value	$ 13.64	$ 10.87	$ 11.12	—	—
Net assets	$ 451,569	$331,113	$ 419,170	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	1.96%	1.43%	2.61%	—%	—%
Total return (d)	25.51%	(2.29)%	11.22%	—%	—%
American Funds IS® International
Units (a)	111,382	87,025	30,711	—	—
Unit value	$ 11.75	$ 9.61	$ 11.12	—	—
Net assets	$1,308,350	$835,891	$ 341,411	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	1.95%	2.47%	2.46%	—%	—%
Total return (d)	22.29%	(13.60)%	11.17%	—%	—%
BlackRock Total Return V.I.
Units (a)	15,686	15,861	5,395	—	—
Unit value	$ 10.81	$ 9.95	$ 10.07	—	—
Net assets	$ 169,330	$157,558	$54,356.00	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	$ 1%	—%	—%
Investment income ratio (c)	2.91%	2.62%	1.04%	—%	—%
Total return (d)	8.67%	(1.21)%	0.70%	—%	—%
DFA VA International Small Portfolio
Units (a)	42,767	54,552	26,500	—	—
Unit value	$ 10.92	$ 8.88	$ 11.15	—	—
Net assets	$ 467,093	$484,506	$ 295,587	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	2.19%	1.71%	5.40%	—%	—%
Total return (d)	22.97%	(20.37)%	11.54%	—%	—%
DFA VA US Targeted Value
Units (a)	96,658	91,290	17,862	—	—
Unit value	$ 11.14	$ 9.15	$ 10.96	—	—
Net assets	$1,076,390	$835,736	$ 195,844	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	1.49%	1.31%	2.51%	—%	—%
Total return (d)	21.64%	(16.50)%	9.64%	—%	—%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Fidelity® VIP Emerging Markets
Units (a)	98,656	52,445	27,453	—	—
Unit value	$ 12.37	$ 9.61	$ 11.79	—	—
Net assets	$1,218,772	$504,137	$323,776	—	—
Ratio of expenses to net assets (b)	0.60%	0.60%	0.60%	—%	—%
Investment income ratio (c)	1.96%	0.73%	1.01%	—%	—%
Total return (d)	28.68%	(18.49)%	17.94%	—%	—%
Fidelity® VIP International Capital Appreciation
Units (a)	47,586	42,182	—	—	—
Unit value	$ 12.93	$ 9.76	$ 11.25	—	—
Net assets	$ 615,271	$411,523	$ 0	—	—
Ratio of expenses to net assets (b)	0.60%	0.60%	0.60%	—%	—%
Investment income ratio (c)	0.58%	1.37%	—%	—%	—%
Total return (d)	32.53%	(13.27)%	12.49%	—%	—%
Fidelity® VIP Value
Units (a)	43,240	40,004	6,818	—	—
Unit value	$ 12.14	$ 9.24	$ 10.79	—	—
Net assets	$ 524,795	$369,675	$ 73,567	—	—
Ratio of expenses to net assets (b)	0.60%	0.60%	0.60%	—%	—%
Investment income ratio (c)	1.86%	1.44%	1.90%	—%	—%
Total return (d)	31.34%	(14.36)%	7.90%	—%	—%
Janus Henderson Enterprise
Units (a)	86,587	62,265	5,797	—	—
Unit value	$ 14.81	$ 11.00	$ 11.11	—	—
Net assets	$1,282,642	$684,872	$ 64,413	—	—
Ratio of expenses to net assets (b)	0.60%	0.60%	0.60%	—%	—%
Investment income ratio (c)	0.20%	0.25%	0.00%	—%	—%
Total return (d)	34.67%	(1.01)%	11.12%	—%	—%
John Hancock Core Bond Trust
Units (a)	68,633	24,596	13,247	—	—
Unit value	$ 10.75	$ 9.98	$ 10.08	—	—
Net assets	$ 738,097	$245,381	$133,554	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	3.40%	2.76%	3.08%	—%	—%
Total return (d)	7.80%	(1.04)%	0.82%	—%	—%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
John Hancock International Equity Index Trust B
Units (a)	10,288	8,883	—	—	—
Unit value	$ 11.42	$ 9.45	$ 11.06	—	—
Net assets	$117,505	$ 83,962	$ 0	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	2.63%	2.86%	—%	—%	—%
Total return (d)	20.84%	(14.53)%	10.59%	—%	—%
John Hancock Strategic Income Opportunities Trust
Units (a)	31,347	31,007	5,169	—	—
Unit value	$ 10.62	$ 9.62	$ 10.17	—	—
Net assets	$332,953	$298,200	$52,594	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	2.88%	5.40%	3.33%	—%	—%
Total return (d)	10.44%	(5.48)%	1.74%	—%	—%
MFS® VIT II - MFS® Blended Research Core Equity
Units (a)	13,848	12,426	3,054	—	—
Unit value	$ 13.08	$ 10.18	$ 11.09	—	—
Net assets	$181,156	$126,476	$33,867	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	1.57%	1.28%	1.04%	—%	—%
Total return (d)	28.53%	(8.20)%	10.88%	—%	—%
MFS® VIT II - MFS® Corporate Bond
Units (a)	36,690	29,027	2,457	—	—
Unit value	$ 11.23	$ 9.84	$ 10.20	—	—
Net assets	$412,007	$285,732	$25,057	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	4.58%	4.36%	0.00%	—%	—%
Total return (d)	14.08%	(3.49)%	1.99%	—%	—%
MFS® VIT III - MFS® Global Real Estate
Units (a)	9,591	5,917	574	—	—
Unit value	$ 12.89	$ 10.21	$ 10.58	—	—
Net assets	$123,594	$ 60,401	$ 6,077	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	4.24%	4.20%	0.00%	—%	—%
Total return (d)	26.24%	(3.52)%	5.80%	—%	—%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
MFS® VIT II - MFS® International Value
Units (a)	33,021	30,035	15,113	—	—
Unit value	$ 12.33	$ 9.84	$ 10.92	—	—
Net assets	$ 406,989	$295,403	$165,059	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	1.88%	0.90%	0.49%	—%	—%
Total return (d)	25.32%	(9.94)%	9.21%	—%	—%
MFS® VIT III - MFS® Mid Cap Value
Units (a)	13,858	16,976	32,662	—	—
Unit value	$ 12.29	$ 9.42	$ 10.69	—	—
Net assets	$ 170,357	$159,956	$349,297	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	1.00%	0.61%	0.42%	—%	—%
Total return (d)	30.47%	(11.89)%	6.94%	—%	—%
MFS® VIT II - MFS® Technology
Units (a)	72,434	44,464	3,822	—	—
Unit value	$ 15.74	$ 11.62	$ 11.48	—	—
Net assets	$1,140,399	$516,718	$ 43,881	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	0.00%	0.00%	0.00%	—%	—%
Total return (d)	35.48%	1.22%	14.81%	—%	—%
MFS® VIT - MFS® Value
Units (a)	28,905	23,708	12,531	—	—
Unit value	$ 12.43	$ 9.62	$ 10.76	—	—
Net assets	$ 359,258	$228,147	$134,789	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	2.29%	1.71%	0.85%	—%	—%
Total return (d)	29.15%	(10.54)%	7.57%	—%	—%
PIMCO VIT Emerging Markets Bond
Units (a)	65,383	101,395	1,563	—	—
Unit value	$ 11.16	$ 9.78	$ 10.33	—	—
Net assets	$ 729,533	$991,718	$ 16,143	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	4.59%	4.45%	2.54%	—%	—%
Total return (d)	14.08%	(5.32)%	3.30%	—%	—%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
PIMCO VIT Global Bond (Unhedged)
Units (a)	13,620	16,138	5,931	—	—
Unit value	$ 10.34	$ 9.80	$ 10.29	—	—
Net assets	$140,765	$158,106	$ 61,007	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	2.61%	8.29%	2.68%	—%	—%
Total return (d)	5.49%	(4.78)%	2.90%	—%	—%
PIMCO VIT Long-Term U.S. Government
Units (a)	15,492	16,025	1,113	—	—
Unit value	$ 11.20	$ 9.94	$ 10.25	—	—
Net assets	$173,472	$159,311	$ 11,402	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	2.22%	2.54%	1.19%	—%	—%
Total return (d)	12.64%	(2.98)%	2.46%	—%	—%
PIMCO VIT Real Return
Units (a)	15,889	30,109	44,631	—	—
Unit value	$ 10.69	$ 9.91	$ 10.20	—	—
Net assets	$169,797	$298,495	$455,218	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	2.00%	3.16%	1.46%	—%	—%
Total return (d)	7.79%	(2.80)%	2.00%	—%	—%
Principal Diversified International
Units (a)	9,937	17,042	2,869	—	—
Unit value	$ 11.06	$ 9.08	$ 11.10	—	—
Net assets	$109,897	$154,772	$ 31,832	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	0.95%	2.99%	2.32%	—%	—%
Total return (d)	21.77%	(18.16)%	10.97%	—%	—%
Principal Government & High Quality Bond
Units (a)	39,692	33,107	4,857	—	—
Unit value	$ 10.61	$ 10.04	$ 10.03	—	—
Net assets	$421,256	$332,548	$ 48,712	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	2.83%	5.15%	0.00%	—%	—%
Total return (d)	5.66%	0.15%	0.29%	—%	—%
Principal Small Cap
Units (a)	17,964	25,900	32,493	—	—
Unit value	$ 12.27	$ 9.70	$ 10.97	—	—
Net assets	$220,392	$251,290	$356,468	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	0.30%	0.18%	0.14%	—%	—%
Total return (d)	26.45%	(11.56)%	9.71%	—%	—%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Templeton Global Bond VIP
Units (a)	44,162	76,770	19,390	—	—
Unit value	$ 10.21	$ 10.04	$ 9.88	—	—
Net assets	$ 450,763	$ 770,914	$ 191,650	—	—
Ratio of expenses to net assets (b)	0.60%	0.60%	0.60%	— %	— %
Investment income ratio (c)	7.49%	0.00%	0.00%	— %	— %
Total return (d)	1.65%	1.60%	(1.16) %	— %	— %
Thrivent Aggressive Allocation
Units (a)	44,968,357	44,820,274	42,471,311	40,610,746	39,360,784
Unit value	$ 25.18-$23.54	$20.28-$19.14	$21.89-$20.86	$18.19-$17.50	$16.67-$16.19
Net assets	$1,157,119,214	$ 931,039,212	$ 955,303,630	$ 761,460,642	$ 679,141,624
Ratio of expenses to net assets (b)	0.95 - 1.90%	0.95 - 1.90%	0.95 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	1.31%	0.67%	0.73%	0.98%	1.04%
Total return (d)	22.98 - 24.16%	(8.23) - (7.35)%	19.23 - 20.37%	8.04 - 9.07%	(2.32) - (1.39)%
Thrivent All Cap Subaccount
Units (a)	2,822,123	2,855,719	2,874,622	2,832,625	2,500,150
Unit value	$ 12.66-$27.01	$ 9.75-$21.14	$10.87-$23.91	$20.16-$20.26	$19.24-$19.52
Net assets	$ 88,519,017	$ 69,904,658	$ 79,437,471	$ 66,307,490	$ 57,033,846
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	0.63%	0.52%	0.48%	0.27%	0.33%
Total return (d)	27.82 - 29.75%	(11.60) - (10.25)%	8.69 - 17.99%	3.78 - 4.78%	0.33 - 1.29%
Thrivent Balanced Income Plus
Units (a)	13,297,337	12,782,078	11,625,904	10,447,339	8,187,946
Unit value	$ 11.62-$18.78	$ 9.96-$16.35	$19.27-$17.52	$17.42-$15.98	$16.42-$15.22
Net assets	$ 282,500,355	$ 235,334,024	$ 229,154,309	$ 187,908,579	$ 141,768,978
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	2.91%	2.44%	2.33%	2.51%	2.13%
Total return (d)	14.91 - 16.65%	(6.67) - (5.25)%	9.58 - 10.62%	5.05 - 6.05%	(2.02) - (1.09)%
Thrivent Diversified Income Plus
Units (a)	34,421,992	31,980,802	29,835,295	26,114,301	22,704,027
Unit value	$ 11.39-$18.86	$10.06-$16.90	$10.38-$17.70	$17.79-$16.50	$16.77-$15.70
Net assets	$ 730,828,525	$ 604,920,563	$ 588,835,304	$ 479,655,574	$ 397,662,124
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	3.51%	3.05%	3.03%	3.41%	3.29%
Total return (d)	11.60 - 13.28%	(4.53) - (3.08)%	3.76 - 7.29%	5.06 - 6.07%	(1.81) - (0.87)%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Thrivent Global Stock
Units (a)	8,935,979	9,564,253	9,635,196	9,723,264	10,290,216
Unit value	$12.20-$19.58	$ 9.96-$16.23	$10.91-$18.04	$16.16-$15.18	$15.47-$14.67
Net assets	$ 210,213,174	$ 185,450,058	$ 207,954,284	$ 176,595,228	$ 179,913,349
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	1.45%	1.23%	1.27%	1.27%	1.10%
Total return (d)	20.64 - 22.46%	(10.06) - (8.70)%	9.11 - 18.88%	3.44 - 4.43%	1.17 - 2.14%
Thrivent Government Bond
Units (a)	10,075,707	10,222,090	11,260,032	10,884,186	7,983,036
Unit value	$15.00-$13.07	$14.30-$12.58	$14.41-$12.80	$14.13-$12.67	$14.06-$12.72
Net assets	$ 146,600,795	$ 142,256,483	$ 158,194,680	$ 150,570,603	$ 111,327,900
Ratio of expenses to net assets (b)	0.95 - 1.90%	0.95 - 1.90%	0.95 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	2.18%	2.42%	2.01%	1.67%	1.77%
Total return (d)	3.86 - 4.85%	(1.70) - (0.76)%	1.03 - 1.99%	(0.42) - 0.53%	(1.10) - (0.16)%
Thrivent High Yield
Units (a)	10,920,514	10,434,843	10,245,056	8,998,529	7,972,155
Unit value	$11.26-$20.41	$ 9.89-$18.19	$10.26-$19.18	$19.59-$18.19	$17.54-$16.44
Net assets	$ 255,950,408	$ 218,219,514	$ 226,113,783	$ 189,656,791	$ 153,223,526
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	5.56%	5.81%	5.45%	5.68%	5.73%
Total return (d)	12.18 - 13.88%	(5.14) - (3.69)%	2.64 - 5.45%	10.64 - 11.70%	(4.52) - (3.61)%
Thrivent Income
Units (a)	15,786,703	13,870,343	13,781,357	12,288,741	9,860,617
Unit value	$11.24-$15.84	$ 9.94-$14.21	$10.22-$14.83	$15.81-$14.22	$15.05-$13.66
Net assets	$ 279,168,099	$ 220,207,234	$ 227,424,975	$ 194,026,367	$ 150,266,724
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	3.35%	3.68%	3.32%	3.42%	3.67%
Total return (d)	11.46 - 13.14%	(4.17) - (2.71)%	2.16 - 4.29%	4.09 - 5.08%	(2.55) - (1.62)%
Thrivent International Allocation
Units (a)	24,048,940	25,401,542	24,216,038	20,847,437	19,596,870
Unit value	$10.95-$10.83	$ 9.12-$9.16	$10.83-$11.04	$ 9.86-$9.08	$ 9.63-$8.95
Net assets	$ 280,250,873	$ 248,758,828	$ 283,860,506	$ 199,894,108	$ 184,243,124
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	2.32%	2.80%	2.09%	2.21%	2.50%
Total return (d)	18.21 - 20.00%	(17.00) - (15.73)%	8.28 - 21.52%	1.40 - 2.37%	(2.65) - (1.72)%
Thrivent Large Cap Growth
Units (a)	12,957,513	12,354,687	11,078,482	11,171,905	11,171,197
Unit value	$15.08-$32.02	$11.39-$24.55	$25.26-$24.42	$19.78-$19.30	$20.27-$19.96
Net assets	$ 482,619,386	$ 353,519,435	$ 318,142,076	$ 253,671,123	$ 263,000,258
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	0.01%	0.42%	0.39%	0.55%	0.48%
Total return (d)	30.40 - 32.37%	0.56 - 2.09%	26.52 - 27.72%	(3.33) - (2.41)%	8.40 - 9.43%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Thrivent Large Cap Index
Units (a)	27,121,880	25,809,696	23,392,024	18,270,757	12,217,797
Unit value	$13.78-$27.42	$10.55-$21.31	$11.10-$22.77	$20.53-$19.10	$18.56-$17.43
Net assets	$ 835,113,312	$ 617,304,075	$ 599,610,302	$ 396,128,772	$ 246,881,097
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	1.55%	1.44%	1.34%	1.85%	1.36%
Total return (d)	28.69 - 30.63%	(6.42) - (4.99)%	11.03 - 19.19%	9.58 - 10.63%	(0.79) - 0.16%
Thrivent Large Cap Value
Units (a)	8,173,386	7,931,483	7,837,676	7,855,507	7,167,228
Unit value	$12.57-$22.80	$10.15-$18.68	$11.16-$20.86	$19.54-$18.07	$16.80-$15.68
Net assets	$ 225,600,558	$ 180,516,788	$ 200,116,470	$ 174,521,791	$ 140,435,845
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	1.55%	1.33%	1.38%	1.36%	1.28%
Total return (d)	22.04 - 23.89%	(10.43) - (9.06)%	11.57 - 15.44%	15.23 - 16.33%	(5.35) - (4.44)%
Thrivent Limited Maturity Bond
Units (a)	17,673,573	16,572,119	17,161,227	16,637,185	13,088,771
Unit value	$10.59-$11.36	$10.15-$11.05	$10.09-$11.15	$12.29-$11.07	$12.06-$10.97
Net assets	$ 222,256,923	$ 201,510,343	$ 209,160,674	$ 200,203,484	$ 156,038,728
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	2.61%	2.49%	1.98%	1.93%	1.67%
Total return (d)	2.78 - 4.33%	(0.88) - 0.63%	0.69 - 0.87%	0.90 - 1.86%	(1.16) - (0.22)%
Thrivent Low Volatility Equity
Units (a)	3,099,873	1,937,235	869,304	—	—
Unit value	$12.80-$12.51	$10.44-$10.36	$10.79-$10.87	—	—
Net assets	$ 39,403,877	$ 20,259,157	$ 9,485,992	—	—
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	— %	— %
Investment income ratio (c)	1.05%	0.02%	1.26%	— %	— %
Total return (d)	20.81 - 22.64%	(4.74) - (3.29)%	7.90 - 8.71%	— %	— %
Thrivent Mid Cap Index
Units (a)	12,349,062	11,579,891	10,275,725	8,105,097	5,385,212
Unit value	$12.11-$29.18	$ 9.66-$23.63	$10.93-$27.15	$24.23-$23.86	$20.31-$20.19
Net assets	$ 407,814,426	$ 309,691,519	$ 318,009,323	$ 223,441,414	$ 129,497,106
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	1.18%	1.01%	0.88%	0.87%	0.71%
Total return (d)	23.50 - 25.36%	(12.97) - (11.64)%	9.31 - 13.80%	18.17 - 19.29%	(4.36) - (3.44)%
Thrivent Mid Cap Stock
Units (a)	10,458,444	10,107,603	9,555,420	8,501,849	8,317,617
Unit value	$12.33-$31.78	$ 9.82-$25.68	$11.07-$29.39	$24.80-$25.17	$19.45-$19.93
Net assets	$ 402,978,425	$ 316,395,262	$ 345,481,271	$ 268,834,287	$ 210,329,171
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	0.62%	0.34%	0.35%	0.38%	0.38%
Total return (d)	23.78 - 25.65%	(12.65) - (11.32)%	10.70 - 16.76%	26.29 - 27.50%	(1.80) - (0.86)%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Thrivent Moderate Allocation
Units (a)	504,846,740	531,068,061	547,436,729	554,366,789	552,500,989
Unit value	$ 21.22-$14.81	$ 18.04-$12.79	$ 19.06-$13.72	$ 17.04-$12.46	$ 15.79-$11.73
Net assets	$9,368,904,693	$8,354,500,017	$9,081,423,649	$8,209,330,013	$7,595,038,333
Ratio of expenses to net assets (b)	0.95 - 2.50%	0.95 - 2.50%	0.95 - 2.50%	0.95 - 2.50%	0.95 - 2.50%
Investment income ratio (c)	2.27%	1.73%	1.62%	1.69%	1.50%
Total return (d)	15.82 - 17.62%	(6.81) - (5.34)%	10.17 - 11.89%	6.20 - 7.86%	(3.02) - (1.50)%
Thrivent Moderately Aggressive Allocation
Units (a)	269,294,479	279,729,097	277,346,557	274,735,344	272,548,650
Unit value	$ 23.17-$15.13	$ 19.15-$12.70	$ 20.55-$13.84	$ 17.76-$12.15	$ 16.27-$11.30
Net assets	$5,713,878,815	$4,900,885,957	$5,191,316,046	$4,439,033,621	$4,032,885,372
Ratio of expenses to net assets (b)	0.95 - 2.50%	0.95 - 2.50%	0.95 - 2.50%	0.95 - 2.50%	0.95 - 2.50%
Investment income ratio (c)	1.84%	1.27%	1.21%	1.44%	1.28%
Total return (d)	19.10 - 20.96%	(8.24) - (6.79)%	13.92 - 15.69%	7.51 - 9.19%	(3.20) - (1.69)%
Thrivent Moderately Conservative Allocation
Units (a)	307,114,415	316,472,734	319,832,160	312,668,711	281,695,417
Unit value	$ 18.58-$16.16	$ 16.28-$14.34	$ 17.00-$15.16	$ 15.67-$14.15	$ 14.75-$13.49
Net assets	$4,982,901,491	$4,500,765,566	$4,777,862,801	$4,336,574,262	$3,733,317,476
Ratio of expenses to net assets (b)	0.95 - 2.20%	0.95 - 2.20%	0.95 - 2.20%	0.95 - 2.20%	0.95 - 2.20%
Investment income ratio (c)	2.53%	2.06%	1.79%	1.70%	1.75%
Total return (d)	12.67 - 14.09%	(5.41) - (4.22)%	7.14 - 8.48%	4.90 - 6.22%	(2.62) - (1.40)%
Thrivent Money Market
Units (a)	166,249,843	147,681,260	125,287,793	154,959,260	109,066,619
Unit value	$ 1.03-$.91	$ 1.01-$.92	$ 1.00-$.92	$ 1.03-$.93	$ 1.04-$.95
Net assets	$ 165,987,261	$ 146,518,896	$ 123,893,590	$ 154,476,716	$ 110,326,139
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	1.80%	1.48%	0.49%	0.00%	0.00%
Total return (d)	(0.09) - 1.42%	(0.44) - 1.07%	(1.38) - 0.15%	(1.88) - (0.95)%	(1.88) - (0.94)%
Thrivent Multidimensional Income
Units (a)	2,214,225	1,478,279	784,072	—	—
Unit value	$ 11.09-$10.71	$ 9.68-$9.49	$ 10.27-$10.22	—	—
Net assets	$ 24,109,675	$ 14,169,145	$ 8,045,063	—	—
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	— %	— %
Investment income ratio (c)	4.85%	5.88%	4.68%	— %	— %
Total return (d)	12.93 - 14.63%	(7.16) - (5.75)%	2.19 - 2.69%	— %	— %

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Thrivent Opportunity Income Plus
Units (a)	13,690,079	11,368,215	11,343,977	9,222,863	6,403,158
Unit value	$10.84-$13.72	$10.03-$12.89	$10.17-$13.27	$14.40-$12.93	$13.67-$12.39
Net assets	$ 206,132,161	$ 159,691,257	$ 163,193,342	$ 128,425,827	$ 85,138,890
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	4.01%	4.11%	3.39%	3.37%	3.39%
Total return (d)	6.49 - 8.09%	(2.89) - (1.41)%	1.69 - 2.66%	4.37 - 5.37%	(1.91) - (0.98)%
Thrivent Partner Emerging Markets Equity
Units (a)	5,701,478	6,172,791	5,844,298	4,314,841	3,535,105
Unit value	$11.02-$12.87	$ 9.21-$10.92	$10.87-$13.07	$11.33-$10.44	$ 10.25-$9.53
Net assets	$ 78,712,667	$ 71,793,496	$ 80,852,521	$ 47,345,931	$ 35,247,132
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	0.75%	1.27%	0.67%	1.00%	1.21%
Total return (d)	17.89 - 19.67%	(16.50) - (15.23)%	8.66 - 25.25%	9.49 - 10.53%	(15.22) - (14.41)%
Thrivent Partner Growth Stock
Units (a)	5,392,519	5,288,041	4,410,010	3,663,469	3,023,229
Unit value	$14.36-$35.20	$10.98-$27.30	$11.16-$28.19	$22.39-$21.50	$22.30-$21.62
Net assets	$ 215,373,879	$ 163,650,260	$ 141,740,795	$ 90,687,866	$ 76,706,303
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	0.22%	0.13%	0.08%	0.00%	0.00%
Total return (d)	28.91 - 30.86%	(3.13) - (1.65)%	11.62 - 31.11%	(0.55) - 0.39%	8.57 - 9.61%
Thrivent Partner Healthcare
Units (a)	7,439,494	7,687,884	7,735,294	7,652,027	7,271,101
Unit value	$13.43-$26.69	$10.71-$21.61	$ 9.93-$20.34	$18.85-$17.36	$22.65-$21.06
Net assets	$ 212,367,156	$ 176,708,343	$ 166,185,867	$ 139,478,762	$ 159,901,651
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	0.42%	0.91%	0.26%	4.23%	0.01%
Total return (d)	23.49 - 25.35%	6.26 - 7.88%	(0.70) - 17.18%	(17.59) - (16.80)%	2.64 - 3.62%
Thrivent Real Estate Securities
Units (a)	5,125,220	5,057,972	5,421,413	5,382,312	4,570,983
Unit value	$12.41-$24.54	$ 9.74-$19.55	$10.32-$21.04	$20.79-$20.24	$19.53-$19.19
Net assets	$ 155,936,196	$ 123,771,761	$ 142,043,628	$ 136,102,894	$ 112,813,350
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	2.14%	2.01%	1.62%	1.46%	1.46%
Total return (d)	25.53 - 27.43%	(7.10) - (5.68)%	3.23 - 3.97%	5.48 - 6.48%	0.81 - 1.77%

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Thrivent Small Cap Growth Subaccount
Units (a)	1,742,182	1,023,853	—	—	—
Unit value	$11.62-$11.33	$ 9.09-$9.00	—	—	—
Net assets	$ 19,941,374	$ 9,248,314	—	—	—
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	— %	— %	— %
Investment income ratio (c)	0.00%	0.00%	— %	— %	— %
Total return (d)	26.00 - 27.90%	(10.04) - (9.12)%	— %	— %	— %
Thrivent Small Cap Index
Units (a)	11,230,468	10,468,983	8,943,712	6,963,619	4,579,807
Unit value	$12.19-$29.47	$ 9.99-$24.52	$10.98-$27.36	$24.67-$24.65	$19.75-$19.92
Net assets	$ 379,530,260	$294,522,812	$ 282,658,536	$ 201,593,603	$ 111,354,306
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	1.05%	0.94%	0.85%	0.97%	0.78%
Total return (d)	20.18 - 22.00%	(10.39) - (9.02)%	9.84 - 11.01%	23.75 - 24.93%	(4.01) - (3.10)%
Thrivent Small Cap Stock
Units (a)	6,844,695	6,977,276	6,917,097	6,536,710	6,622,749
Unit value	$12.72-$24.95	$ 9.99-$19.90	$11.17-$22.57	$19.21-$18.98	$15.40-$15.36
Net assets	$ 218,322,227	$178,146,550	$ 202,001,561	$ 163,759,080	$ 135,052,576
Ratio of expenses to net assets (b)	0.40 - 1.90%	0.40 - 1.90%	0.40 - 1.90%	0.95 - 1.90%	0.95 - 1.90%
Investment income ratio (c)	0.39%	0.42%	0.35%	0.33%	0.28%
Total return (d)	25.37 - 27.26%	(11.83) - (10.49)%	11.66 - 18.96%	23.57 - 24.75%	(4.95) - (4.05)%
Vanguard® VIF Capital Growth
Units (a)	89,019	84,181	48,032	—	—
Unit value	$ 13.85	$ 11.03	$ 11.25	—	—
Net assets	$ 1,232,881	$ 928,587	$ 540,212	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	— %	— %
Investment income ratio (c)	1.11%	0.70%	0.00%	— %	— %
Total return (d)	25.55%	(1.92) %	12.47%	— %	— %
Vanguard® VIF International
Units (a)	96,565	73,494	9,468	—	—
Unit value	$ 12.93	$ 9.93	$ 11.45	—	—
Net assets	$ 1,248,817	$ 729,791	$ 108,404	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	— %	— %
Investment income ratio (c)	1.38%	0.34%	0.00%	— %	— %
Total return (d)	30.24%	(13.27) %	14.49%	— %	— %
Vanguard® VIF Short-Term Investment-Grade
Units (a)	90,640	56,379	11,252	—	—
Unit value	$ 10.54	$ 10.05	$ 10.02	—	—
Net assets	$ 955,361	$ 566,464	$ 112,732	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	— %	— %
Investment income ratio (c)	2.28%	1.10%	0.00%	— %	— %
Total return (d)	4.90%	0.28%	0.19%	— %	— %

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Vanguard® VIF Small Company Growth
Units (a)	76,998	54,425	5,263	—	—
Unit value	$ 12.94	$ 10.18	$ 11.06	—	—
Net assets	$ 996,521	$ 553,969	$ 58,206	—	—
Ratio of expenses to net assets (b)	0.75%	0.75%	0.75%	—%	—%
Investment income ratio (c)	0.37%	0.18%	0.00%	—%	—%
Total return (d)	27.15%	(7.96)%	10.59%	—%	—%
Vanguard® VIF Total Bond Market Index
Units (a)	575,974	308,191	66,734	—	—
Unit value	$ 10.84	$ 10.02	$ 10.09	—	—
Net assets	$6,241,958	$3,088,756	$673,058	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	2.04%	1.96%	0.00%	—%	—%
Total return (d)	8.13%	(0.63)%	0.86%	—%	—%
Vanguard® VIF Total Stock Market Index
Units (a)	388,913	332,469	57,479	—	—
Unit value	$ 13.58	$ 10.44	$ 11.08	—	—
Net assets	$5,281,005	$3,470,105	$636,951	—	—
Ratio of expenses to net assets (b)	0.50%	0.50%	0.50%	—%	—%
Investment income ratio (c)	1.44%	0.64%	0.00%	—%	—%
Total return (d)	30.10%	(5.81)%	10.82%	—%	—%

(a)	These amounts represent the units for contracts in accumulation, contracts in death claim, and contracts in payout.
(b)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. The RPA fee is not included.
(c)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(d)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total returns and unit values are presented as a range of minimum to maximum values, based on the price level representing the minimum and maximum expense ratio amounts.

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE
Thrivent Variable Annuity Account I contains three different products, which have unique combinations of features and fees that are charged against the contract owner's account balance. In addition, all three products offer the selection of additional death benefit options. Differences in the fee structure result in multiple different unit values, expense ratios and total returns. Units, unit values and asset balances for each subaccount are as follows:
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Flexible Premium Deferred Variable Annuity – 2002
Basic Death Benefits only – 1.10% Expense Ratio
Thrivent Aggressive Allocation	1,384,332	$26.48	$ 36,653,244
Thrivent All Cap Subaccount	124,543	$40.08	$ 4,991,089
Thrivent Balanced Income Plus	526,122	$25.56	$ 13,447,230
Thrivent Diversified Income Plus	596,845	$29.66	$ 17,702,900
Thrivent Global Stock	782,916	$26.73	$ 20,928,823
Thrivent Government Bond	510,081	$15.76	$ 8,040,196
Thrivent High Yield	344,849	$32.68	$ 11,269,855
Thrivent Income	632,092	$20.34	$ 12,857,410
Thrivent International Allocation	1,770,537	$11.89	$ 21,048,105
Thrivent Large Cap Growth	862,992	$44.70	$ 38,573,388
Thrivent Large Cap Index	791,376	$40.67	$ 32,183,764
Thrivent Large Cap Value	561,033	$35.36	$ 19,840,208
Thrivent Limited Maturity Bond	822,043	$13.42	$ 11,033,191
Thrivent Low Volatility Equity	50,736	$12.78	$ 648,521
Thrivent Mid Cap Index	292,403	$48.29	$ 14,120,912
Thrivent Mid Cap Stock	572,751	$52.26	$ 29,931,657
Thrivent Moderate Allocation	6,288,870	$21.72	$136,622,035
Thrivent Moderately Aggressive Allocation	4,596,071	$24.03	$110,446,968
Thrivent Moderately Conservative Allocation	2,904,625	$18.80	$ 54,615,563
Thrivent Money Market	3,181,169	$ 1.03	$ 3,273,673
Thrivent Multidimensional Income	18,267	$10.95	$ 199,939
Thrivent Opportunity Income Plus	296,375	$16.10	$ 4,772,528
Thrivent Partner Emerging Markets Equity	136,280	$14.13	$ 1,925,637
Thrivent Partner Growth Stock	212,058	$51.31	$ 10,879,763
Thrivent Partner Healthcare	168,069	$29.30	$ 4,924,650
Thrivent Real Estate Securities	247,285	$46.35	$ 11,461,124
Thrivent Small Cap Growth Subaccount	44,368	$11.49	$ 509,677
Thrivent Small Cap Index	286,769	$51.04	$ 14,636,320
Thrivent Small Cap Stock	444,532	$43.69	$ 19,419,904
			$666,958,274

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
MADB – 1.20% Expense Ratio
Thrivent Aggressive Allocation	2,975,445	$26.09	$ 77,632,954
Thrivent All Cap Subaccount	313,776	$39.39	$ 12,360,527
Thrivent Balanced Income Plus	1,257,332	$25.12	$ 31,588,945
Thrivent Diversified Income Plus	1,367,733	$29.16	$ 39,876,847
Thrivent Global Stock	2,401,783	$26.28	$ 63,111,309
Thrivent Government Bond	1,305,951	$15.49	$ 20,234,558
Thrivent High Yield	793,060	$32.12	$ 25,475,899
Thrivent Income	1,435,812	$19.99	$ 28,708,536
Thrivent International Allocation	4,178,853	$11.75	$ 49,099,951
Thrivent Large Cap Growth	1,968,788	$43.94	$ 86,500,343
Thrivent Large Cap Index	1,658,249	$39.98	$ 66,289,686
Thrivent Large Cap Value	1,348,753	$34.78	$ 46,907,306
Thrivent Limited Maturity Bond	2,098,043	$13.19	$ 27,679,923
Thrivent Low Volatility Equity	106,489	$12.75	$ 1,357,538
Thrivent Mid Cap Index	684,758	$47.47	$ 32,505,554
Thrivent Mid Cap Stock	1,407,761	$51.37	$ 72,316,424
Thrivent Moderate Allocation	14,454,397	$21.41	$ 309,436,909
Thrivent Moderately Aggressive Allocation	10,874,967	$23.68	$ 257,523,976
Thrivent Moderately Conservative Allocation	6,166,806	$18.53	$ 114,264,265
Thrivent Money Market	10,015,522	$ 1.01	$ 10,134,981
Thrivent Multidimensional Income	82,503	$10.92	$ 900,613
Thrivent Opportunity Income Plus	801,462	$15.84	$ 12,692,447
Thrivent Partner Emerging Markets Equity	320,800	$13.96	$ 4,479,864
Thrivent Partner Growth Stock	463,832	$50.43	$ 23,391,949
Thrivent Partner Healthcare	386,502	$28.96	$ 11,193,539
Thrivent Real Estate Securities	586,729	$45.58	$ 26,743,629
Thrivent Small Cap Growth Subaccount	82,793	$11.47	$ 949,486
Thrivent Small Cap Index	628,603	$50.17	$ 31,536,760
Thrivent Small Cap Stock	1,183,360	$42.94	$ 50,816,268
			$1,535,710,986

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
PADB – 1.35% Expense Ratio
Thrivent Aggressive Allocation	48,174	$25.52	$ 1,229,537
Thrivent All Cap Subaccount	3,755	$38.39	$ 144,164
Thrivent Balanced Income Plus	45,682	$24.48	$ 1,118,502
Thrivent Diversified Income Plus	49,534	$28.41	$ 1,407,465
Thrivent Global Stock	46,723	$25.61	$ 1,196,479
Thrivent Government Bond	25,290	$15.10	$ 381,874
Thrivent High Yield	25,150	$31.31	$ 787,375
Thrivent Income	71,311	$19.49	$ 1,389,571
Thrivent International Allocation	82,521	$11.55	$ 952,750
Thrivent Large Cap Growth	46,663	$42.82	$ 1,997,597
Thrivent Large Cap Index	36,490	$38.96	$ 1,421,602
Thrivent Large Cap Value	37,582	$33.92	$ 1,274,727
Thrivent Limited Maturity Bond	49,410	$12.86	$ 635,285
Thrivent Low Volatility Equity	915	$12.70	$ 11,622
Thrivent Mid Cap Index	10,713	$46.26	$ 495,588
Thrivent Mid Cap Stock	30,642	$50.06	$ 1,534,014
Thrivent Moderate Allocation	349,431	$20.94	$ 7,317,596
Thrivent Moderately Aggressive Allocation	185,353	$23.16	$ 4,293,617
Thrivent Moderately Conservative Allocation	240,779	$18.13	$ 4,364,191
Thrivent Money Market	187,695	$ 0.99	$ 185,262
Thrivent Multidimensional Income	720	$10.87	$ 7,832
Thrivent Opportunity Income Plus	19,374	$15.45	$ 299,232
Thrivent Partner Emerging Markets Equity	3,276	$13.72	$ 44,960
Thrivent Partner Growth Stock	14,158	$49.15	$ 695,875
Thrivent Partner Healthcare	2,771	$28.46	$ 78,867
Thrivent Real Estate Securities	11,083	$44.45	$ 492,690
Thrivent Small Cap Growth Subaccount	122	$11.44	$ 1,390
Thrivent Small Cap Index	9,595	$48.89	$ 469,125
Thrivent Small Cap Stock	33,341	$41.85	$ 1,395,296
			$35,624,085

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
EADB – 1.30% Expense Ratio
Thrivent Aggressive Allocation	31,959	$25.71	$ 821,681
Thrivent All Cap Subaccount	4,552	$38.72	$ 176,274
Thrivent Balanced Income Plus	17,407	$24.70	$ 429,887
Thrivent Diversified Income Plus	21,159	$28.66	$ 606,405
Thrivent Global Stock	14,406	$25.83	$ 372,101
Thrivent Government Bond	9,338	$15.23	$ 142,226
Thrivent High Yield	11,735	$31.58	$ 370,550
Thrivent Income	12,462	$19.65	$ 244,938
Thrivent International Allocation	38,964	$11.61	$ 452,502
Thrivent Large Cap Growth	29,388	$43.19	$ 1,269,204
Thrivent Large Cap Index	8,731	$39.29	$ 343,087
Thrivent Large Cap Value	15,188	$34.20	$ 519,453
Thrivent Limited Maturity Bond	12,803	$12.97	$ 166,037
Thrivent Low Volatility Equity	—	$12.71	$ —
Thrivent Mid Cap Index	2,093	$46.66	$ 97,650
Thrivent Mid Cap Stock	16,664	$50.49	$ 841,456
Thrivent Moderate Allocation	148,706	$21.10	$ 3,137,061
Thrivent Moderately Aggressive Allocation	80,400	$23.34	$ 1,876,145
Thrivent Moderately Conservative Allocation	56,138	$18.26	$ 1,025,018
Thrivent Money Market	154,262	$ 0.99	$ 153,513
Thrivent Multidimensional Income	—	$10.89	$ —
Thrivent Opportunity Income Plus	6,027	$15.57	$ 93,868
Thrivent Partner Emerging Markets Equity	—	$13.80	$ —
Thrivent Partner Growth Stock	3,873	$49.57	$ 192,011
Thrivent Partner Healthcare	4,097	$28.62	$ 117,280
Thrivent Real Estate Securities	12,673	$44.83	$ 568,111
Thrivent Small Cap Growth Subaccount	—	$11.45	$ —
Thrivent Small Cap Index	3,371	$49.32	$ 166,245
Thrivent Small Cap Stock	11,028	$42.21	$ 465,502
			$14,648,205

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
MADB & PADB – 1.40% Expense Ratio
Thrivent Aggressive Allocation	308,514	$25.34	$ 7,816,542
Thrivent All Cap Subaccount	28,111	$38.06	$ 1,069,961
Thrivent Balanced Income Plus	131,859	$24.28	$ 3,200,261
Thrivent Diversified Income Plus	95,623	$28.17	$ 2,693,300
Thrivent Global Stock	200,867	$25.39	$ 5,099,821
Thrivent Government Bond	113,391	$14.97	$ 1,696,308
Thrivent High Yield	67,784	$31.04	$ 2,103,937
Thrivent Income	129,761	$19.32	$ 2,505,760
Thrivent International Allocation	335,115	$11.48	$ 3,846,488
Thrivent Large Cap Growth	170,665	$42.45	$ 7,245,073
Thrivent Large Cap Index	147,263	$38.63	$ 5,688,093
Thrivent Large Cap Value	97,693	$33.64	$ 3,286,002
Thrivent Limited Maturity Bond	168,683	$12.75	$ 2,150,260
Thrivent Low Volatility Equity	6,040	$12.68	$ 76,585
Thrivent Mid Cap Index	56,071	$45.87	$ 2,571,823
Thrivent Mid Cap Stock	115,421	$49.63	$ 5,728,888
Thrivent Moderate Allocation	1,364,670	$20.79	$ 28,369,112
Thrivent Moderately Aggressive Allocation	876,190	$23.00	$ 20,148,102
Thrivent Moderately Conservative Allocation	575,451	$17.99	$ 10,353,942
Thrivent Money Market	561,767	$ 0.98	$ 549,901
Thrivent Multidimensional Income	1,642	$10.86	$ 17,825
Thrivent Opportunity Income Plus	76,875	$15.32	$ 1,177,239
Thrivent Partner Emerging Markets Equity	12,314	$13.64	$ 167,993
Thrivent Partner Growth Stock	27,869	$48.73	$ 1,358,028
Thrivent Partner Healthcare	23,203	$28.29	$ 656,462
Thrivent Real Estate Securities	50,316	$44.09	$ 2,217,613
Thrivent Small Cap Growth Subaccount	3,122	$11.43	$ 35,685
Thrivent Small Cap Index	54,369	$48.48	$ 2,635,566
Thrivent Small Cap Stock	98,341	$41.49	$ 4,080,338
			$128,546,908

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
MADB & EADB – 1.35% Expense Ratio
Thrivent Aggressive Allocation	206,126	$25.52	$ 5,260,914
Thrivent All Cap Subaccount	24,664	$38.39	$ 946,875
Thrivent Balanced Income Plus	32,915	$24.48	$ 805,906
Thrivent Diversified Income Plus	65,777	$28.41	$ 1,868,964
Thrivent Global Stock	89,615	$25.61	$ 2,294,885
Thrivent Government Bond	48,457	$15.10	$ 731,694
Thrivent High Yield	34,888	$31.31	$ 1,092,221
Thrivent Income	58,345	$19.49	$ 1,136,912
Thrivent International Allocation	161,238	$11.55	$ 1,861,591
Thrivent Large Cap Growth	91,184	$42.82	$ 3,904,399
Thrivent Large Cap Index	81,463	$38.96	$ 3,173,703
Thrivent Large Cap Value	54,208	$33.92	$ 1,838,620
Thrivent Limited Maturity Bond	46,640	$12.86	$ 599,688
Thrivent Low Volatility Equity	1,464	$12.70	$ 18,594
Thrivent Mid Cap Index	26,475	$46.26	$ 1,224,778
Thrivent Mid Cap Stock	67,366	$50.06	$ 3,372,516
Thrivent Moderate Allocation	408,049	$20.94	$ 8,545,124
Thrivent Moderately Aggressive Allocation	348,738	$23.16	$ 8,078,372
Thrivent Moderately Conservative Allocation	170,929	$18.13	$ 3,098,145
Thrivent Money Market	321,153	$ 0.99	$ 316,991
Thrivent Multidimensional Income	1,532	$10.87	$ 16,654
Thrivent Opportunity Income Plus	24,858	$15.45	$ 383,939
Thrivent Partner Emerging Markets Equity	9,345	$13.72	$ 128,237
Thrivent Partner Growth Stock	18,830	$49.15	$ 925,474
Thrivent Partner Healthcare	15,117	$28.46	$ 430,209
Thrivent Real Estate Securities	24,092	$44.45	$ 1,071,005
Thrivent Small Cap Growth Subaccount	2,968	$11.44	$ 33,947
Thrivent Small Cap Index	26,822	$48.89	$ 1,311,417
Thrivent Small Cap Stock	52,208	$41.85	$ 2,184,885
			$56,656,659

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
PADB & EADB – 1.50% Expense Ratio
Thrivent Aggressive Allocation	2,771	$24.97	$ 69,187
Thrivent All Cap Subaccount	65	$37.41	$ 2,417
Thrivent Balanced Income Plus	6,484	$23.86	$ 154,712
Thrivent Diversified Income Plus	6,915	$27.69	$ 191,473
Thrivent Global Stock	6,128	$24.96	$ 152,922
Thrivent Government Bond	6,995	$14.72	$ 102,935
Thrivent High Yield	3,479	$30.51	$ 106,147
Thrivent Income	1,936	$18.99	$ 36,764
Thrivent International Allocation	15,887	$11.35	$ 180,240
Thrivent Large Cap Growth	7,170	$41.73	$ 299,193
Thrivent Large Cap Index	6,892	$37.97	$ 261,662
Thrivent Large Cap Value	3,220	$33.08	$ 106,527
Thrivent Limited Maturity Bond	20,082	$12.53	$ 251,647
Thrivent Low Volatility Equity	—	$12.65	$ —
Thrivent Mid Cap Index	1,911	$45.09	$ 86,180
Thrivent Mid Cap Stock	4,551	$48.79	$ 222,043
Thrivent Moderate Allocation	102,568	$20.49	$2,101,132
Thrivent Moderately Aggressive Allocation	24,310	$22.66	$ 550,866
Thrivent Moderately Conservative Allocation	38,133	$17.73	$ 676,123
Thrivent Money Market	11,510	$ 0.96	$ 11,088
Thrivent Multidimensional Income	—	$10.83	$ —
Thrivent Opportunity Income Plus	1,985	$15.06	$ 29,898
Thrivent Partner Emerging Markets Equity	398	$13.48	$ 5,367
Thrivent Partner Growth Stock	2,375	$47.90	$ 113,750
Thrivent Partner Healthcare	474	$27.96	$ 13,253
Thrivent Real Estate Securities	2,286	$43.36	$ 99,110
Thrivent Small Cap Growth Subaccount	—	$11.41	$ —
Thrivent Small Cap Index	1,963	$47.65	$ 93,514
Thrivent Small Cap Stock	5,435	$40.78	$ 221,665
			$6,139,815

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
MADB, PADB & EADB – 1.55% Expense Ratio
Thrivent Aggressive Allocation	658,382	$24.78	$ 16,317,390
Thrivent All Cap Subaccount	52,996	$37.09	$ 1,965,853
Thrivent Balanced Income Plus	323,563	$23.66	$ 7,654,817
Thrivent Diversified Income Plus	261,167	$27.45	$ 7,170,182
Thrivent Global Stock	485,704	$24.74	$ 12,017,875
Thrivent Government Bond	219,601	$14.59	$ 3,203,988
Thrivent High Yield	108,262	$30.25	$ 3,274,883
Thrivent Income	194,331	$18.83	$ 3,658,889
Thrivent International Allocation	580,186	$11.28	$ 6,543,927
Thrivent Large Cap Growth	278,291	$41.37	$ 11,512,643
Thrivent Large Cap Index	284,359	$37.64	$ 10,704,076
Thrivent Large Cap Value	175,026	$32.80	$ 5,741,537
Thrivent Limited Maturity Bond	295,577	$12.42	$ 3,671,993
Thrivent Low Volatility Equity	7,328	$12.63	$ 92,542
Thrivent Mid Cap Index	137,346	$44.70	$ 6,139,358
Thrivent Mid Cap Stock	270,156	$48.37	$ 13,067,997
Thrivent Moderate Allocation	1,706,923	$20.34	$ 34,710,971
Thrivent Moderately Aggressive Allocation	1,235,323	$22.49	$ 27,787,547
Thrivent Moderately Conservative Allocation	941,700	$17.60	$ 16,574,661
Thrivent Money Market	1,191,282	$ 0.95	$ 1,137,328
Thrivent Multidimensional Income	1,881	$10.81	$ 20,346
Thrivent Opportunity Income Plus	127,009	$14.94	$ 1,897,309
Thrivent Partner Emerging Markets Equity	39,145	$13.41	$ 524,753
Thrivent Partner Growth Stock	64,666	$47.49	$ 3,070,907
Thrivent Partner Healthcare	64,424	$27.80	$ 1,791,081
Thrivent Real Estate Securities	77,884	$43.00	$ 3,348,634
Thrivent Small Cap Growth Subaccount	4,959	$11.40	$ 56,539
Thrivent Small Cap Index	118,099	$47.24	$ 5,579,214
Thrivent Small Cap Stock	222,225	$40.44	$ 8,985,926
			$218,223,166
Basic Death Benefits & RPA – 1.60% Expense Ratio
Thrivent Moderately Conservative Allocation	10,206	$14.33	$ 146,283
			$ 146,283
Basic Death Benefits & RPA – 1.85% Expense Ratio
Thrivent Moderate Allocation	361,487	$19.65	$ 7,104,960
Thrivent Moderately Aggressive Allocation	102,558	$21.74	$ 2,229,738
Thrivent Moderately Conservative Allocation	322,111	$17.01	$ 5,479,662
			$ 14,814,360
MADB & RPA – 1.70% Expense Ratio
Thrivent Moderately Conservative Allocation	95,844	$14.22	$ 1,362,838
			$ 1,362,838

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
MADB & RPA – 1.95% Expense Ratio
Thrivent Moderate Allocation	679,636	$19.37	$ 13,163,417
Thrivent Moderately Aggressive Allocation	271,020	$21.42	$ 5,806,412
Thrivent Moderately Conservative Allocation	520,950	$16.76	$ 8,733,063
			$ 27,702,892
Flexible Premium Deferred Variable Annuity – 2005
Years 1-7 Basic Death Benefit only – 1.25% Expense Ratio
Thrivent Aggressive Allocation	11,197,349	$25.90	$ 290,015,427
Thrivent All Cap Subaccount	823,440	$29.72	$ 24,470,960
Thrivent Balanced Income Plus	4,294,996	$20.66	$ 88,754,564
Thrivent Diversified Income Plus	11,988,732	$20.75	$ 248,733,479
Thrivent Global Stock	1,217,173	$21.54	$ 26,213,364
Thrivent Government Bond	3,373,061	$14.37	$ 48,480,220
Thrivent High Yield	3,680,856	$22.45	$ 82,636,649
Thrivent Income	5,078,588	$17.43	$ 88,504,874
Thrivent International Allocation	7,086,432	$11.68	$ 82,778,520
Thrivent Large Cap Growth	3,511,238	$35.22	$ 123,674,689
Thrivent Large Cap Index	12,182,987	$30.16	$ 367,476,562
Thrivent Large Cap Value	1,940,641	$25.09	$ 48,683,386
Thrivent Limited Maturity Bond	4,614,910	$12.49	$ 57,662,827
Thrivent Low Volatility Equity	1,229,932	$12.73	$ 15,658,368
Thrivent Mid Cap Index	5,437,919	$32.10	$ 174,572,221
Thrivent Mid Cap Stock	2,711,285	$34.96	$ 94,796,821
Thrivent Moderate Allocation	70,334,028	$21.25	$1,494,774,887
Thrivent Moderately Aggressive Allocation	51,088,219	$23.51	$1,200,851,556
Thrivent Moderately Conservative Allocation	29,699,643	$18.39	$ 546,277,599
Thrivent Money Market	51,994,772	$ 1.01	$ 52,336,330
Thrivent Multidimensional Income	809,748	$10.90	$ 8,827,489
Thrivent Opportunity Income Plus	4,899,681	$15.10	$ 73,966,957
Thrivent Partner Emerging Markets Equity	2,090,599	$13.88	$ 29,024,505
Thrivent Partner Growth Stock	1,954,164	$38.72	$ 75,666,432
Thrivent Partner Healthcare	2,524,210	$28.79	$ 72,678,449
Thrivent Real Estate Securities	1,496,534	$27.00	$ 40,404,993
Thrivent Small Cap Growth Subaccount	670,838	$11.46	$ 7,686,796
Thrivent Small Cap Index	4,856,288	$32.41	$ 157,416,004
Thrivent Small Cap Stock	1,503,254	$27.45	$ 41,264,625
			$5,664,289,553

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB – 1.45% Expense Ratio
Thrivent Aggressive Allocation	7,289,591	$25.15	$ 183,338,541
Thrivent All Cap Subaccount	401,310	$28.86	$ 11,580,973
Thrivent Balanced Income Plus	2,346,194	$20.07	$ 47,080,321
Thrivent Diversified Income Plus	5,740,411	$20.15	$ 115,651,647
Thrivent Global Stock	902,143	$20.91	$ 18,866,518
Thrivent Government Bond	1,246,001	$13.96	$ 17,390,291
Thrivent High Yield	1,607,383	$21.80	$ 35,042,236
Thrivent Income	2,304,176	$16.92	$ 38,993,192
Thrivent International Allocation	2,652,664	$11.41	$ 30,270,851
Thrivent Large Cap Growth	1,891,974	$34.20	$ 64,711,466
Thrivent Large Cap Index	4,345,114	$29.29	$ 127,269,433
Thrivent Large Cap Value	1,136,055	$24.36	$ 27,674,536
Thrivent Limited Maturity Bond	2,851,760	$12.13	$ 34,580,202
Thrivent Low Volatility Equity	580,459	$12.66	$ 7,350,421
Thrivent Mid Cap Index	2,151,758	$31.17	$ 67,078,525
Thrivent Mid Cap Stock	1,492,700	$33.95	$ 50,680,139
Thrivent Moderate Allocation	42,129,941	$20.64	$ 869,403,457
Thrivent Moderately Aggressive Allocation	32,493,835	$22.83	$ 741,735,218
Thrivent Moderately Conservative Allocation	13,918,960	$17.86	$ 248,608,781
Thrivent Money Market	23,127,552	$ 0.98	$ 22,590,471
Thrivent Multidimensional Income	434,557	$10.84	$ 4,712,052
Thrivent Opportunity Income Plus	2,647,259	$14.66	$ 38,807,422
Thrivent Partner Emerging Markets Equity	908,123	$13.56	$ 12,316,620
Thrivent Partner Growth Stock	769,136	$37.60	$ 28,919,659
Thrivent Partner Healthcare	1,401,119	$28.13	$ 39,410,564
Thrivent Real Estate Securities	782,041	$26.22	$ 20,504,216
Thrivent Small Cap Growth Subaccount	334,734	$11.42	$ 3,822,680
Thrivent Small Cap Index	1,975,462	$31.48	$ 62,180,973
Thrivent Small Cap Stock	850,510	$26.66	$ 22,670,846
			$2,993,242,251

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 1-7 PADB – 1.65% Expense Ratio
Thrivent Aggressive Allocation	516,479	$24.42	$ 12,613,864
Thrivent All Cap Subaccount	34,296	$28.02	$ 961,072
Thrivent Balanced Income Plus	134,491	$19.49	$ 2,620,694
Thrivent Diversified Income Plus	473,194	$19.56	$ 9,257,511
Thrivent Global Stock	58,246	$20.31	$ 1,182,836
Thrivent Government Bond	139,112	$13.55	$ 1,885,396
Thrivent High Yield	175,332	$21.17	$ 3,711,781
Thrivent Income	294,740	$16.43	$ 4,843,511
Thrivent International Allocation	207,263	$11.15	$ 2,310,572
Thrivent Large Cap Growth	115,815	$33.21	$ 3,846,589
Thrivent Large Cap Index	370,259	$28.44	$ 10,531,151
Thrivent Large Cap Value	72,753	$23.66	$ 1,720,979
Thrivent Limited Maturity Bond	246,604	$11.78	$ 2,905,540
Thrivent Low Volatility Equity	60,183	$12.60	$ 758,032
Thrivent Mid Cap Index	186,133	$30.27	$ 5,634,505
Thrivent Mid Cap Stock	103,059	$32.97	$ 3,397,789
Thrivent Moderate Allocation	3,804,190	$20.04	$ 76,232,227
Thrivent Moderately Aggressive Allocation	2,206,962	$22.17	$ 48,920,149
Thrivent Moderately Conservative Allocation	1,707,566	$17.34	$ 29,616,431
Thrivent Money Market	5,287,775	$ 0.95	$ 5,018,628
Thrivent Multidimensional Income	39,461	$10.79	$ 425,602
Thrivent Opportunity Income Plus	258,905	$14.24	$ 3,685,581
Thrivent Partner Emerging Markets Equity	49,291	$13.25	$ 653,083
Thrivent Partner Growth Stock	60,159	$36.51	$ 2,196,512
Thrivent Partner Healthcare	147,817	$27.48	$ 4,061,801
Thrivent Real Estate Securities	81,844	$25.46	$ 2,083,647
Thrivent Small Cap Growth Subaccount	28,735	$11.38	$ 327,052
Thrivent Small Cap Index	185,193	$30.57	$ 5,660,557
Thrivent Small Cap Stock	56,549	$25.88	$ 1,463,716
			$248,526,808

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 1-7 EADB – 1.50% Expense Ratio
Thrivent Aggressive Allocation	121,102	$24.97	$ 3,023,595
Thrivent All Cap Subaccount	14,685	$28.65	$ 420,667
Thrivent Balanced Income Plus	27,460	$19.92	$ 546,997
Thrivent Diversified Income Plus	76,702	$20.00	$ 1,534,015
Thrivent Global Stock	22,780	$20.76	$ 472,911
Thrivent Government Bond	10,611	$13.85	$ 147,019
Thrivent High Yield	43,258	$21.64	$ 936,162
Thrivent Income	18,516	$16.80	$ 311,044
Thrivent International Allocation	70,166	$11.35	$ 796,036
Thrivent Large Cap Growth	37,724	$33.95	$ 1,280,827
Thrivent Large Cap Index	70,024	$29.08	$ 2,036,021
Thrivent Large Cap Value	22,377	$24.18	$ 541,130
Thrivent Limited Maturity Bond	5,589	$12.04	$ 67,322
Thrivent Low Volatility Equity	1,334	$12.65	$ 16,868
Thrivent Mid Cap Index	31,366	$30.95	$ 970,640
Thrivent Mid Cap Stock	29,766	$33.70	$ 1,003,211
Thrivent Moderate Allocation	699,406	$20.49	$14,327,522
Thrivent Moderately Aggressive Allocation	624,199	$22.66	$14,144,337
Thrivent Moderately Conservative Allocation	363,889	$17.73	$ 6,451,927
Thrivent Money Market	426,346	$ 0.97	$ 413,685
Thrivent Multidimensional Income	10,741	$10.83	$ 116,314
Thrivent Opportunity Income Plus	22,242	$14.55	$ 323,676
Thrivent Partner Emerging Markets Equity	13,365	$13.48	$ 180,209
Thrivent Partner Growth Stock	16,529	$37.33	$ 616,939
Thrivent Partner Healthcare	19,196	$27.96	$ 536,791
Thrivent Real Estate Securities	16,011	$26.03	$ 416,706
Thrivent Small Cap Growth Subaccount	7,021	$11.41	$ 80,110
Thrivent Small Cap Index	23,530	$31.25	$ 735,219
Thrivent Small Cap Stock	26,098	$26.46	$ 690,563
			$53,138,463

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB & PADB – 1.75% Expense Ratio
Thrivent Aggressive Allocation	364,525	$24.07	$ 8,772,931
Thrivent All Cap Subaccount	48,970	$27.61	$ 1,352,281
Thrivent Balanced Income Plus	180,155	$19.20	$ 3,459,327
Thrivent Diversified Income Plus	474,106	$19.28	$ 9,140,213
Thrivent Global Stock	74,834	$20.01	$ 1,497,543
Thrivent Government Bond	102,616	$13.36	$ 1,370,491
Thrivent High Yield	151,301	$20.86	$ 3,156,379
Thrivent Income	157,217	$16.19	$ 2,545,925
Thrivent International Allocation	272,176	$11.02	$ 2,999,030
Thrivent Large Cap Growth	142,726	$32.73	$ 4,671,305
Thrivent Large Cap Index	503,203	$28.03	$ 14,103,795
Thrivent Large Cap Value	60,868	$23.31	$ 1,418,846
Thrivent Limited Maturity Bond	182,879	$11.61	$ 2,123,320
Thrivent Low Volatility Equity	33,636	$12.56	$ 422,528
Thrivent Mid Cap Index	292,896	$29.83	$ 8,737,146
Thrivent Mid Cap Stock	121,016	$32.49	$ 3,931,654
Thrivent Moderate Allocation	3,385,719	$19.75	$ 66,857,559
Thrivent Moderately Aggressive Allocation	2,292,912	$21.84	$ 50,084,443
Thrivent Moderately Conservative Allocation	834,929	$17.09	$ 14,270,126
Thrivent Money Market	4,784,361	$ 0.94	$ 4,473,420
Thrivent Multidimensional Income	34,060	$10.76	$ 366,366
Thrivent Opportunity Income Plus	77,495	$14.03	$ 1,087,085
Thrivent Partner Emerging Markets Equity	98,973	$13.10	$ 1,296,120
Thrivent Partner Growth Stock	97,128	$35.98	$ 3,494,643
Thrivent Partner Healthcare	120,611	$27.16	$ 3,275,747
Thrivent Real Estate Securities	51,930	$25.09	$ 1,302,802
Thrivent Small Cap Growth Subaccount	27,514	$11.36	$ 312,632
Thrivent Small Cap Index	263,641	$30.12	$ 7,940,907
Thrivent Small Cap Stock	71,266	$25.51	$ 1,817,773
			$226,282,337

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB & EADB – 1.60% Expense Ratio
Thrivent Aggressive Allocation	188,793	$24.60	$ 4,644,836
Thrivent All Cap Subaccount	19,421	$28.23	$ 548,251
Thrivent Balanced Income Plus	64,195	$19.63	$ 1,260,114
Thrivent Diversified Income Plus	122,598	$19.71	$ 2,416,171
Thrivent Global Stock	29,617	$20.46	$ 605,882
Thrivent Government Bond	37,332	$13.65	$ 509,693
Thrivent High Yield	59,537	$21.33	$ 1,269,686
Thrivent Income	80,167	$16.55	$ 1,327,109
Thrivent International Allocation	108,117	$11.21	$ 1,212,146
Thrivent Large Cap Growth	57,402	$33.46	$ 1,920,542
Thrivent Large Cap Index	160,318	$28.65	$ 4,593,443
Thrivent Large Cap Value	31,877	$23.83	$ 759,615
Thrivent Limited Maturity Bond	71,398	$11.87	$ 847,421
Thrivent Low Volatility Equity	23,641	$12.61	$ 298,173
Thrivent Mid Cap Index	81,782	$30.49	$ 2,493,920
Thrivent Mid Cap Stock	45,643	$33.21	$ 1,515,912
Thrivent Moderate Allocation	1,046,723	$20.19	$21,129,858
Thrivent Moderately Aggressive Allocation	921,755	$22.33	$20,582,458
Thrivent Moderately Conservative Allocation	265,065	$17.47	$ 4,631,235
Thrivent Money Market	434,017	$ 0.96	$ 415,074
Thrivent Multidimensional Income	20,547	$10.80	$ 221,902
Thrivent Opportunity Income Plus	56,251	$14.34	$ 806,655
Thrivent Partner Emerging Markets Equity	10,686	$13.33	$ 142,414
Thrivent Partner Growth Stock	37,258	$36.78	$ 1,370,394
Thrivent Partner Healthcare	37,215	$27.64	$ 1,028,606
Thrivent Real Estate Securities	25,366	$25.65	$ 650,552
Thrivent Small Cap Growth Subaccount	25,901	$11.39	$ 295,048
Thrivent Small Cap Index	45,370	$30.79	$ 1,396,975
Thrivent Small Cap Stock	25,047	$26.07	$ 653,089
			$79,547,174

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 1-7 PADB & EADB – 1.80% Expense Ratio
Thrivent Aggressive Allocation	21,175	$23.89	$ 505,888
Thrivent All Cap Subaccount	5,997	$27.41	$ 164,380
Thrivent Balanced Income Plus	43,138	$19.06	$ 822,270
Thrivent Diversified Income Plus	14,095	$19.14	$ 269,756
Thrivent Global Stock	3,865	$19.87	$ 76,770
Thrivent Government Bond	193	$13.26	$ 2,558
Thrivent High Yield	7,876	$20.71	$ 163,098
Thrivent Income	16,324	$16.08	$ 262,417
Thrivent International Allocation	9,880	$10.95	$ 108,233
Thrivent Large Cap Growth	5,842	$32.49	$ 189,797
Thrivent Large Cap Index	25,337	$27.82	$ 704,951
Thrivent Large Cap Value	2,105	$23.14	$ 48,719
Thrivent Limited Maturity Bond	7,164	$11.53	$ 82,573
Thrivent Low Volatility Equity	—	$12.55	$ —
Thrivent Mid Cap Index	8,302	$29.61	$ 245,833
Thrivent Mid Cap Stock	4,320	$32.25	$ 139,339
Thrivent Moderate Allocation	141,220	$19.60	$ 2,768,271
Thrivent Moderately Aggressive Allocation	161,872	$21.68	$ 3,509,936
Thrivent Moderately Conservative Allocation	38,123	$16.97	$ 646,819
Thrivent Money Market	54,394	$ 0.93	$ 50,505
Thrivent Multidimensional Income	4,220	$10.74	$ 45,333
Thrivent Opportunity Income Plus	15,707	$13.93	$ 218,727
Thrivent Partner Emerging Markets Equity	1,597	$13.02	$ 20,794
Thrivent Partner Growth Stock	11,218	$35.72	$ 400,654
Thrivent Partner Healthcare	9,337	$27.00	$ 252,111
Thrivent Real Estate Securities	4,695	$24.90	$ 116,914
Thrivent Small Cap Growth Subaccount	1,951	$11.35	$ 22,154
Thrivent Small Cap Index	6,743	$29.90	$ 201,613
Thrivent Small Cap Stock	868	$25.32	$ 21,986
			$12,062,399

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB, PADB & EADB – 1.90% Expense Ratio
Thrivent Aggressive Allocation	3,186,103	$23.54	$ 75,012,247
Thrivent All Cap Subaccount	151,348	$27.01	$ 4,088,504
Thrivent Balanced Income Plus	803,930	$18.78	$ 15,101,203
Thrivent Diversified Income Plus	1,724,231	$18.86	$ 32,518,625
Thrivent Global Stock	321,801	$19.58	$ 6,299,755
Thrivent Government Bond	420,162	$13.07	$ 5,489,513
Thrivent High Yield	618,888	$20.41	$ 12,630,309
Thrivent Income	745,460	$15.84	$ 11,809,526
Thrivent International Allocation	980,777	$10.83	$ 10,619,580
Thrivent Large Cap Growth	549,056	$32.02	$ 17,579,524
Thrivent Large Cap Index	1,550,836	$27.42	$ 42,522,042
Thrivent Large Cap Value	386,068	$22.80	$ 8,803,731
Thrivent Limited Maturity Bond	667,301	$11.36	$ 7,579,297
Thrivent Low Volatility Equity	223,346	$12.51	$ 2,794,409
Thrivent Mid Cap Index	835,285	$29.18	$ 24,375,109
Thrivent Mid Cap Stock	534,132	$31.78	$ 16,976,033
Thrivent Moderate Allocation	14,727,880	$19.32	$ 284,509,024
Thrivent Moderately Aggressive Allocation	12,294,401	$21.37	$ 262,710,986
Thrivent Moderately Conservative Allocation	4,703,472	$16.72	$ 78,641,919
Thrivent Money Market	11,265,366	$ 0.91	$ 10,308,816
Thrivent Multidimensional Income	119,118	$10.71	$ 1,276,175
Thrivent Opportunity Income Plus	746,885	$13.72	$ 10,249,468
Thrivent Partner Emerging Markets Equity	380,573	$12.87	$ 4,896,423
Thrivent Partner Growth Stock	322,045	$35.20	$ 11,335,258
Thrivent Partner Healthcare	487,642	$26.69	$ 13,014,663
Thrivent Real Estate Securities	287,238	$24.54	$ 7,049,480
Thrivent Small Cap Growth Subaccount	110,540	$11.33	$ 1,252,864
Thrivent Small Cap Index	737,145	$29.47	$ 21,720,306
Thrivent Small Cap Stock	317,429	$24.95	$ 7,920,552
			$1,009,085,341
Years 1-7 Basic Death Benefit & RPA – 1.75% Expense Ratio
Thrivent Moderately Conservative Allocation	—	$14.16	$ 19
			$ 19
Years 1-7 Basic Death Benefit & RPA – 2.00% Expense Ratio
Thrivent Moderate Allocation	23,381	$19.23	$ 450,158
Thrivent Moderately Aggressive Allocation	—	$21.27	$ —
Thrivent Moderately Conservative Allocation	3,853	$16.64	$ 63,679
			$ 513,837
Years 1-7 MADB & RPA – 1.95% Expense Ratio
Thrivent Moderately Conservative Allocation	—	$13.94	$ —
			$ -

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 1-7 MADB & RPA – 2.20% Expense Ratio
Thrivent Moderate Allocation	—	$18.67	$ 554
Thrivent Moderately Aggressive Allocation	—	$20.65	$ —
Thrivent Moderately Conservative Allocation	—	$16.16	$ 378
			$ 932
Years 8+ Basic Death Benefits – 1.00% Expense Ratio
Thrivent Aggressive Allocation	7,020,953	$26.87	$ 188,645,284
Thrivent All Cap Subaccount	359,285	$30.83	$ 11,076,470
Thrivent Balanced Income Plus	1,513,673	$21.44	$ 32,448,946
Thrivent Diversified Income Plus	5,946,682	$21.52	$ 127,989,571
Thrivent Global Stock	944,064	$22.34	$ 21,091,922
Thrivent Government Bond	1,284,153	$14.91	$ 19,146,811
Thrivent High Yield	1,499,506	$23.29	$ 34,922,923
Thrivent Income	2,462,527	$18.08	$ 44,518,866
Thrivent International Allocation	2,561,940	$12.03	$ 30,812,982
Thrivent Large Cap Growth	1,482,176	$36.54	$ 54,157,929
Thrivent Large Cap Index	2,459,481	$31.29	$ 76,959,122
Thrivent Large Cap Value	975,183	$26.02	$ 25,378,497
Thrivent Limited Maturity Bond	2,833,226	$12.96	$ 36,724,471
Thrivent Low Volatility Equity	431,396	$12.82	$ 5,529,016
Thrivent Mid Cap Index	1,019,335	$33.30	$ 33,947,135
Thrivent Mid Cap Stock	1,274,463	$36.27	$ 46,226,462
Thrivent Moderate Allocation	55,450,938	$22.05	$1,222,459,217
Thrivent Moderately Aggressive Allocation	32,748,628	$24.39	$ 798,614,226
Thrivent Moderately Conservative Allocation	38,200,985	$19.08	$ 728,917,344
Thrivent Money Market	25,792,087	$ 1.04	$ 26,931,710
Thrivent Multidimensional Income	319,505	$10.97	$ 3,506,477
Thrivent Opportunity Income Plus	1,920,576	$15.66	$ 30,077,426
Thrivent Partner Emerging Markets Equity	810,388	$14.29	$ 11,584,302
Thrivent Partner Growth Stock	590,236	$40.17	$ 23,708,755
Thrivent Partner Healthcare	992,763	$29.65	$ 29,430,964
Thrivent Real Estate Securities	592,827	$28.01	$ 16,604,235
Thrivent Small Cap Growth Subaccount	197,023	$11.51	$ 2,267,087
Thrivent Small Cap Index	990,459	$33.63	$ 33,306,078
Thrivent Small Cap Stock	843,616	$28.48	$ 24,023,351
			$3,741,007,579

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 8+ Maximum Anniversary Death Benefit (Option A) – 1.20% Expense Ratio
Thrivent Aggressive Allocation	8,084,127	$26.09	$ 210,924,491
Thrivent All Cap Subaccount	343,557	$29.94	$ 10,285,081
Thrivent Balanced Income Plus	1,294,152	$20.82	$ 26,940,223
Thrivent Diversified Income Plus	4,453,386	$20.90	$ 93,076,174
Thrivent Global Stock	1,110,303	$21.70	$ 24,088,023
Thrivent Government Bond	1,081,265	$14.48	$ 15,655,290
Thrivent High Yield	1,339,865	$22.62	$ 30,302,083
Thrivent Income	1,674,101	$17.56	$ 29,389,578
Thrivent International Allocation	2,453,125	$11.75	$ 28,823,028
Thrivent Large Cap Growth	1,409,490	$35.48	$ 50,011,674
Thrivent Large Cap Index	1,805,188	$30.39	$ 54,851,330
Thrivent Large Cap Value	1,024,000	$25.27	$ 25,877,621
Thrivent Limited Maturity Bond	2,305,933	$12.59	$ 29,024,721
Thrivent Low Volatility Equity	312,457	$12.75	$ 3,983,245
Thrivent Mid Cap Index	779,387	$32.34	$ 25,204,939
Thrivent Mid Cap Stock	1,346,206	$35.22	$ 47,415,570
Thrivent Moderate Allocation	46,851,532	$21.41	$1,002,987,766
Thrivent Moderately Aggressive Allocation	32,047,326	$23.68	$ 758,895,421
Thrivent Moderately Conservative Allocation	25,643,769	$18.53	$ 475,151,402
Thrivent Opportunity Income Plus	1,464,424	$15.21	$ 22,270,234
Thrivent Partner Emerging Markets Equity	661,764	$13.96	$ 9,241,315
Thrivent Partner Growth Stock	539,475	$39.01	$ 21,042,721
Thrivent Partner Healthcare	880,400	$28.96	$ 25,497,422
Thrivent Real Estate Securities	640,476	$27.20	$ 17,419,633
Thrivent Small Cap Growth Subaccount	182,489	$11.47	$ 2,092,804
Thrivent Small Cap Index	804,822	$32.65	$ 26,280,424
Thrivent Small Cap Stock	909,239	$27.65	$ 25,142,624
			$3,118,109,221

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 8+ Premium Accumulation Death Benefit (Option B) – 1.40% Expense Ratio
Thrivent Aggressive Allocation	119,806	$25.34	$ 3,035,407
Thrivent All Cap Subaccount	10,786	$29.07	$ 313,564
Thrivent Balanced Income Plus	37,429	$20.21	$ 756,611
Thrivent Diversified Income Plus	111,331	$20.30	$ 2,259,508
Thrivent Global Stock	11,151	$21.07	$ 234,929
Thrivent Government Bond	14,339	$14.06	$ 201,602
Thrivent High Yield	23,619	$21.96	$ 518,704
Thrivent Income	33,977	$17.05	$ 579,215
Thrivent International Allocation	41,358	$11.48	$ 474,726
Thrivent Large Cap Growth	12,818	$34.46	$ 441,655
Thrivent Large Cap Index	27,187	$29.51	$ 802,169
Thrivent Large Cap Value	15,516	$24.54	$ 380,754
Thrivent Limited Maturity Bond	5,787	$12.22	$ 70,731
Thrivent Low Volatility Equity	1,751	$12.68	$ 22,199
Thrivent Mid Cap Index	19,295	$31.40	$ 605,916
Thrivent Mid Cap Stock	18,855	$34.20	$ 644,871
Thrivent Moderate Allocation	612,768	$20.79	$12,738,379
Thrivent Moderately Aggressive Allocation	344,543	$23.00	$ 7,922,815
Thrivent Moderately Conservative Allocation	397,183	$17.99	$ 7,146,404
Thrivent Money Market	412,940	$ 0.98	$ 406,584
Thrivent Multidimensional Income	—	$10.86	$ —
Thrivent Opportunity Income Plus	12,078	$14.77	$ 178,368
Thrivent Partner Emerging Markets Equity	14,380	$13.64	$ 196,180
Thrivent Partner Growth Stock	6,266	$37.88	$ 237,332
Thrivent Partner Healthcare	8,208	$28.29	$ 232,236
Thrivent Real Estate Securities	8,036	$26.41	$ 212,242
Thrivent Small Cap Growth Subaccount	834	$11.43	$ 9,538
Thrivent Small Cap Index	19,979	$31.71	$ 633,493
Thrivent Small Cap Stock	14,085	$26.85	$ 378,211
			$41,634,343

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 8+ Earnings Additions Death Benefit (Option C) – 1.25% Expense Ratio
Thrivent Aggressive Allocation	31,158	$25.90	$ 806,995
Thrivent All Cap Subaccount	531	$29.72	$ 15,782
Thrivent Balanced Income Plus	1,382	$20.66	$ 28,556
Thrivent Diversified Income Plus	104,232	$20.75	$ 2,162,527
Thrivent Global Stock	6,679	$21.54	$ 143,839
Thrivent Government Bond	4,996	$14.37	$ 71,810
Thrivent High Yield	9,119	$22.45	$ 204,734
Thrivent Income	5,540	$17.43	$ 96,549
Thrivent International Allocation	10,048	$11.68	$ 117,375
Thrivent Large Cap Growth	5,037	$35.22	$ 177,400
Thrivent Large Cap Index	11,322	$30.16	$ 341,511
Thrivent Large Cap Value	7,163	$25.09	$ 179,694
Thrivent Limited Maturity Bond	21,689	$12.49	$ 271,002
Thrivent Low Volatility Equity	—	$12.73	$ —
Thrivent Mid Cap Index	4,070	$32.10	$ 130,663
Thrivent Mid Cap Stock	4,937	$34.96	$ 172,605
Thrivent Moderate Allocation	323,332	$21.25	$ 6,871,200
Thrivent Moderately Aggressive Allocation	162,988	$23.51	$ 3,831,409
Thrivent Moderately Conservative Allocation	52,847	$18.39	$ 972,036
Thrivent Money Market	3,595	$ 1.01	$ 3,622
Thrivent Multidimensional Income	—	$10.90	$ —
Thrivent Opportunity Income Plus	13,311	$15.10	$ 200,940
Thrivent Partner Emerging Markets Equity	8,487	$13.88	$ 117,827
Thrivent Partner Growth Stock	1,650	$38.72	$ 63,901
Thrivent Partner Healthcare	10,408	$28.79	$ 299,686
Thrivent Real Estate Securities	10,177	$27.00	$ 274,767
Thrivent Small Cap Growth Subaccount	3,134	$11.46	$ 35,912
Thrivent Small Cap Index	2,689	$32.41	$ 87,169
Thrivent Small Cap Stock	6,928	$27.45	$ 190,164
			$17,869,675

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options A and B – 1.50% Expense Ratio
Thrivent Aggressive Allocation	471,149	$24.97	$ 11,763,032
Thrivent All Cap Subaccount	14,829	$28.65	$ 424,796
Thrivent Balanced Income Plus	56,179	$19.92	$ 1,119,068
Thrivent Diversified Income Plus	192,994	$20.00	$ 3,859,791
Thrivent Global Stock	56,958	$20.76	$ 1,182,456
Thrivent Government Bond	31,383	$13.85	$ 434,806
Thrivent High Yield	73,416	$21.64	$ 1,588,814
Thrivent Income	69,031	$16.80	$ 1,159,646
Thrivent International Allocation	87,029	$11.35	$ 987,332
Thrivent Large Cap Growth	63,786	$33.95	$ 2,165,732
Thrivent Large Cap Index	61,917	$29.08	$ 1,800,288
Thrivent Large Cap Value	43,638	$24.18	$ 1,055,254
Thrivent Limited Maturity Bond	125,743	$12.04	$ 1,514,525
Thrivent Low Volatility Equity	1,572	$12.65	$ 19,876
Thrivent Mid Cap Index	49,333	$30.95	$ 1,526,635
Thrivent Mid Cap Stock	60,060	$33.70	$ 2,024,255
Thrivent Moderate Allocation	2,164,942	$20.49	$ 44,349,403
Thrivent Moderately Aggressive Allocation	1,041,217	$22.66	$ 23,593,942
Thrivent Moderately Conservative Allocation	714,840	$17.73	$ 12,674,451
Thrivent Money Market	509,480	$ 0.97	$ 494,331
Thrivent Multidimensional Income	6,071	$10.83	$ 65,737
Thrivent Opportunity Income Plus	49,361	$14.55	$ 718,318
Thrivent Partner Emerging Markets Equity	29,624	$13.48	$ 399,446
Thrivent Partner Growth Stock	41,660	$37.33	$ 1,554,960
Thrivent Partner Healthcare	44,264	$27.96	$ 1,237,816
Thrivent Real Estate Securities	28,646	$26.03	$ 745,541
Thrivent Small Cap Growth Subaccount	5,495	$11.41	$ 62,698
Thrivent Small Cap Index	54,598	$31.25	$ 1,705,989
Thrivent Small Cap Stock	46,394	$26.46	$ 1,227,602
			$121,456,540

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options A and C – 1.35% Expense Ratio
Thrivent Aggressive Allocation	56,637	$25.52	$ 1,445,531
Thrivent All Cap Subaccount	3,638	$29.28	$ 106,546
Thrivent Balanced Income Plus	9,179	$20.36	$ 186,922
Thrivent Diversified Income Plus	69,751	$20.44	$ 1,426,061
Thrivent Global Stock	16,744	$21.22	$ 355,338
Thrivent Government Bond	15,524	$14.16	$ 219,870
Thrivent High Yield	13,034	$22.12	$ 288,365
Thrivent Income	30,611	$17.17	$ 525,680
Thrivent International Allocation	45,253	$11.55	$ 522,468
Thrivent Large Cap Growth	24,774	$34.71	$ 859,874
Thrivent Large Cap Index	23,623	$29.72	$ 702,152
Thrivent Large Cap Value	19,976	$24.72	$ 493,830
Thrivent Limited Maturity Bond	19,904	$12.31	$ 245,078
Thrivent Low Volatility Equity	1,245	$12.70	$ 15,808
Thrivent Mid Cap Index	15,969	$31.63	$ 505,168
Thrivent Mid Cap Stock	22,227	$34.45	$ 765,798
Thrivent Moderate Allocation	623,600	$20.94	$13,059,046
Thrivent Moderately Aggressive Allocation	506,437	$23.16	$11,731,395
Thrivent Moderately Conservative Allocation	302,027	$18.13	$ 5,474,329
Thrivent Money Market	1,368,089	$ 0.99	$ 1,356,957
Thrivent Multidimensional Income	2,077	$10.87	$ 22,583
Thrivent Opportunity Income Plus	16,068	$14.88	$ 239,027
Thrivent Partner Emerging Markets Equity	3,619	$13.72	$ 49,666
Thrivent Partner Growth Stock	19,816	$38.16	$ 756,099
Thrivent Partner Healthcare	15,186	$28.46	$ 432,168
Thrivent Real Estate Securities	16,042	$26.61	$ 426,803
Thrivent Small Cap Growth Subaccount	930	$11.44	$ 10,644
Thrivent Small Cap Index	15,408	$31.94	$ 492,182
Thrivent Small Cap Stock	14,024	$27.05	$ 379,340
			$43,094,728

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options B and C – 1.55% Expense Ratio
Thrivent Aggressive Allocation	6,649	$24.78	$ 164,781
Thrivent All Cap Subaccount	—	$28.44	$ —
Thrivent Balanced Income Plus	1,036	$19.77	$ 20,487
Thrivent Diversified Income Plus	7,365	$19.85	$ 146,220
Thrivent Global Stock	1,213	$20.61	$ 24,990
Thrivent Government Bond	2,846	$13.75	$ 39,146
Thrivent High Yield	1,097	$21.48	$ 23,562
Thrivent Income	5,195	$16.68	$ 86,639
Thrivent International Allocation	7,022	$11.28	$ 79,237
Thrivent Large Cap Growth	13,256	$33.70	$ 446,787
Thrivent Large Cap Index	5,854	$28.86	$ 168,955
Thrivent Large Cap Value	1,057	$24.01	$ 25,362
Thrivent Limited Maturity Bond	2,618	$11.96	$ 31,301
Thrivent Low Volatility Equity	—	$12.63	$ —
Thrivent Mid Cap Index	2,854	$30.72	$ 87,661
Thrivent Mid Cap Stock	719	$33.46	$ 24,062
Thrivent Moderate Allocation	33,804	$20.34	$ 687,411
Thrivent Moderately Aggressive Allocation	72,184	$22.49	$1,623,729
Thrivent Moderately Conservative Allocation	24,886	$17.60	$ 438,016
Thrivent Money Market	18,886	$ 0.96	$ 18,191
Thrivent Multidimensional Income	—	$10.81	$ —
Thrivent Opportunity Income Plus	3	$14.45	$ 46
Thrivent Partner Emerging Markets Equity	546	$13.41	$ 7,314
Thrivent Partner Growth Stock	603	$37.05	$ 22,353
Thrivent Partner Healthcare	144	$27.80	$ 3,991
Thrivent Real Estate Securities	1,175	$25.84	$ 30,353
Thrivent Small Cap Growth Subaccount	—	$11.40	$ —
Thrivent Small Cap Index	1,429	$31.02	$ 44,331
Thrivent Small Cap Stock	1,977	$26.27	$ 51,922
			$4,296,847

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 8+ Options A, B and C – 1.65% Expense Ratio
Thrivent Aggressive Allocation	634,332	$24.42	$ 15,492,159
Thrivent All Cap Subaccount	29,213	$28.02	$ 818,626
Thrivent Balanced Income Plus	107,457	$19.49	$ 2,093,906
Thrivent Diversified Income Plus	349,485	$19.56	$ 6,837,295
Thrivent Global Stock	82,629	$20.31	$ 1,677,993
Thrivent Government Bond	56,527	$13.55	$ 766,118
Thrivent High Yield	95,053	$21.17	$ 2,012,283
Thrivent Income	76,061	$16.43	$ 1,249,923
Thrivent International Allocation	173,937	$11.15	$ 1,939,055
Thrivent Large Cap Growth	86,202	$33.21	$ 2,863,059
Thrivent Large Cap Index	143,417	$28.44	$ 4,079,169
Thrivent Large Cap Value	66,146	$23.66	$ 1,564,691
Thrivent Limited Maturity Bond	114,846	$11.78	$ 1,353,140
Thrivent Low Volatility Equity	12,798	$12.60	$ 161,202
Thrivent Mid Cap Index	79,353	$30.27	$ 2,402,129
Thrivent Mid Cap Stock	113,783	$32.97	$ 3,751,334
Thrivent Moderate Allocation	2,501,622	$20.04	$ 50,130,034
Thrivent Moderately Aggressive Allocation	1,780,507	$22.17	$ 39,467,229
Thrivent Moderately Conservative Allocation	976,317	$17.34	$ 16,933,465
Thrivent Money Market	1,915,982	$ 0.95	$ 1,818,438
Thrivent Multidimensional Income	11,636	$10.79	$ 125,494
Thrivent Opportunity Income Plus	46,241	$14.24	$ 658,260
Thrivent Partner Emerging Markets Equity	77,203	$13.25	$ 1,022,903
Thrivent Partner Growth Stock	49,853	$36.51	$ 1,820,234
Thrivent Partner Healthcare	46,041	$27.48	$ 1,265,149
Thrivent Real Estate Securities	38,024	$25.46	$ 968,056
Thrivent Small Cap Growth Subaccount	5,998	$11.38	$ 68,267
Thrivent Small Cap Index	72,571	$30.57	$ 2,218,188
Thrivent Small Cap Stock	61,735	$25.88	$ 1,597,965
			$167,155,764
Years 8+ Basic Death Benefits and Return Protection – 1.50% Expense Ratio
Thrivent Moderately Conservative Allocation	1,977,741	$14.45	$ 28,574,766
			$ 28,574,766
Years 8+ Basic Death Benefits and Return Protection – 1.75% Expense Ratio
Thrivent Moderate Allocation	15,100,158	$19.95	$301,180,826
Thrivent Moderately Aggressive Allocation	5,699,254	$22.06	$125,742,171
Thrivent Moderately Conservative Allocation	11,169,592	$17.26	$192,824,124
			$619,747,121

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Years 8+ Maximum Anniversary Death Benefit and Return Protection – 1.70% Expense Ratio
Thrivent Moderately Conservative Allocation	944,185	$14.22	$ 13,425,745
			$ 13,425,745
Years 8+ Maximum Anniversary Death Benefit and Return Protection – 1.95% Expense Ratio
Thrivent Moderate Allocation	8,043,030	$19.37	$ 155,780,200
Thrivent Moderately Aggressive Allocation	2,766,004	$21.42	$ 59,259,954
Thrivent Moderately Conservative Allocation	5,249,545	$16.76	$ 88,002,061
			$ 303,042,215
Years 1-7 Guaranteed Lifetime Withdrawal Benefit – 2.00% Expense Ratio
Thrivent Moderately Conservative Allocation	127,647,207	$14.23	$1,817,038,280
			$1,817,038,280
Years 1-7 Guaranteed Lifetime Withdrawal Benefit – 2.50% Expense Ratio
Thrivent Moderate Allocation	106,915,264	$14.81	$1,583,445,370
			$1,583,445,370
Years 1-7 Guaranteed Lifetime Withdrawal Benefit – 2.50% Expense Ratio
Thrivent Moderately Aggressive Allocation	32,211,002	$15.13	$ 487,389,198
			$ 487,389,198
Years 8+ Guaranteed Lifetime Withdrawal Benefit – 1.75% Expense Ratio
Thrivent Moderately Conservative Allocation	29,776,196	$14.69	$ 437,303,327
			$ 437,303,327
Years 8+ Guaranteed Lifetime Withdrawal Benefit – 2.25% Expense Ratio
Thrivent Moderate Allocation	103,425,066	$15.28	$1,580,366,711
			$1,580,366,711
Years 8+ Guaranteed Lifetime Withdrawal Benefit – 2.25% Expense Ratio
Thrivent Moderately Aggressive Allocation	38,982,107	$15.61	$ 608,452,655
			$ 608,452,655

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
AdvisorFlex
American Funds IS® Global Growth	56,764	$13.47	$ 764,617
American Funds IS® Growth-Income	33,107	$13.64	$ 451,569
American Funds IS® International	111,382	$11.75	$1,308,350
BlackRock Total Return V.I	15,686	$10.81	$ 169,330
DFA VA International Small Portfolio	42,767	$10.92	$ 467,093
DFA VA US Targeted Value	96,658	$11.14	$1,076,390
Fidelity® VIP Emerging Markets	98,656	$12.37	$1,218,772
Fidelity® VIP International Capital Appreciation	47,586	$12.93	$ 615,271
Fidelity® VIP Value	43,240	$12.14	$ 524,795
Janus Henderson Enterprise	86,587	$14.81	$1,282,642
John Hancock Core Bond Trust	68,633	$10.75	$ 738,097
John Hancock International Equity Index Trust B	10,288	$11.42	$ 117,505
John Hancock Strategic Income Opportunities Trust	31,347	$10.62	$ 332,953
MFS® VIT II – MFS® Blended Research Core Equity	13,848	$13.08	$ 181,156
MFS® VIT II – MFS® Corporate Bond	36,690	$11.23	$ 412,007
MFS® VIT III – MFS® Global Real Estate	9,591	$12.89	$ 123,594
MFS® VIT II – MFS® International Value	33,021	$12.33	$ 406,989
MFS® VIT III – MFS® Mid Cap Value	13,858	$12.29	$ 170,357
MFS® VIT II – MFS® Technology	72,434	$15.74	$1,140,399
MFS® VIT – MFS® Value	28,905	$12.43	$ 359,258
PIMCO VIT Emerging Markets Bond	65,383	$11.16	$ 729,529
PIMCO VIT Global Bond (Unhedged)	13,620	$10.34	$ 140,765
PIMCO VIT Long-Term U.S. Government	15,492	$11.20	$ 173,472
PIMCO VIT Real Return	15,889	$10.69	$ 169,797
Principal Diversified International	9,937	$11.06	$ 109,897
Principal Government & High Quality Bond	39,692	$10.61	$ 421,256
Principal Small Cap	17,964	$12.27	$ 220,392
Templeton Global Bond VIP	44,162	$10.21	$ 450,763
Thrivent All Cap Subaccount	2,575	$12.66	$ 32,583
Thrivent Balanced Income Plus	11,867	$11.62	$ 137,875
Thrivent Diversified Income Plus	54,980	$11.39	$ 626,353
Thrivent Global Stock	15,485	$12.20	$ 188,909
Thrivent High Yield	99,797	$11.26	$1,123,415
Thrivent Income	174,370	$11.24	$1,960,783
Thrivent International Allocation	22,401	$10.95	$ 245,258
Thrivent Large Cap Growth	57,431	$15.08	$ 865,830
Thrivent Large Cap Index	308,774	$13.78	$4,254,778
Thrivent Large Cap Value	49,348	$12.57	$ 620,266
Thrivent Limited Maturity Bond	46,819	$10.59	$ 495,802
Thrivent Low Volatility Equity	11,938	$12.80	$ 152,768
Thrivent Mid Cap Index	130,965	$12.11	$1,585,733
Thrivent Mid Cap Stock	44,108	$12.33	$ 544,058
Thrivent Money Market	62,011	$ 1.03	$ 63,658
Thrivent Multidimensional Income	16,028	$11.09	$ 177,825

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Thrivent Opportunity Income Plus	25,010	$10.84	$ 271,036
Thrivent Partner Emerging Markets Equity	3,436	$11.02	$ 37,875
Thrivent Partner Growth Stock	46,389	$14.36	$ 666,370
Thrivent Partner Healthcare	24,247	$13.43	$ 325,604
Thrivent Real Estate Securities	20,492	$12.41	$ 254,239
Thrivent Small Cap Growth Subaccount	530	$11.62	$ 6,164
Thrivent Small Cap Index	23,138	$12.19	$ 282,087
Thrivent Small Cap Stock	21,784	$12.72	$ 277,092
Vanguard® VIF Capital Growth	89,019	$13.85	$ 1,232,881
Vanguard® VIF International	96,565	$12.93	$ 1,248,817
Vanguard® VIF Short-Term Investment-Grade	90,640	$10.54	$ 955,361
Vanguard® VIF Small Company Growth	76,998	$12.94	$ 996,521
Vanguard® VIF Total Bond Market Index	575,974	$10.84	$ 6,241,958
Vanguard® VIF Total Stock Market Index	388,913	$13.58	$ 5,281,005
			$32,910,435

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Death Claims – 2002
Thrivent Aggressive Allocation	180	$25.18	$ 4,530
Thrivent All Cap Subaccount	290	$27.65	$ 8,023
Thrivent Balanced Income Plus	956	$21.06	$ 20,138
Thrivent Diversified Income Plus	652	$20.93	$ 13,633
Thrivent Global Stock	4,727	$21.45	$ 101,374
Thrivent Government Bond	1,276	$15.00	$ 19,137
Thrivent High Yield	1,224	$22.62	$ 27,681
Thrivent Income	2,228	$18.12	$ 40,385
Thrivent International Allocation	5,330	$12.10	$ 64,544
Thrivent Large Cap Growth	3,970	$33.77	$ 134,061
Thrivent Large Cap Index	3,177	$30.32	$ 96,313
Thrivent Large Cap Value	3,540	$25.38	$ 89,834
Thrivent Limited Maturity Bond	4,319	$12.97	$ 56,013
Thrivent Low Volatility Equity	—	$12.83	$ —
Thrivent Mid Cap Index	1,888	$30.50	$ 57,597
Thrivent Mid Cap Stock	4,110	$32.22	$ 132,409
Thrivent Moderate Allocation	7,337	$21.22	$ 155,700
Thrivent Moderately Aggressive Allocation	4,960	$23.17	$ 114,913
Thrivent Moderately Conservative Allocation	17,945	$18.58	$ 333,349
Thrivent Money Market	8,293	$ 1.04	$ 8,639
Thrivent Multidimensional Income	—	$10.99	$ —
Thrivent Opportunity Income Plus	6,238	$15.73	$ 98,147
Thrivent Partner Emerging Markets Equity	434	$14.38	$ 6,246
Thrivent Partner Growth Stock	553	$37.72	$ 20,836
Thrivent Partner Healthcare	227	$29.82	$ 6,783
Thrivent Real Estate Securities	2,085	$25.94	$ 54,082
Thrivent Small Cap Growth Subaccount	—	$11.52	$ —
Thrivent Small Cap Index	589	$30.35	$ 17,881
Thrivent Small Cap Stock	2,576	$25.99	$ 66,952
			$1,749,200

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Death Claims – 2005
Thrivent Aggressive Allocation	21,762	$25.18	$ 547,977
Thrivent All Cap Subaccount	193	$27.65	$ 5,325
Thrivent Balanced Income Plus	4,625	$21.06	$ 97,414
Thrivent Diversified Income Plus	17,703	$20.93	$ 370,431
Thrivent Global Stock	1,667	$21.45	$ 35,748
Thrivent Government Bond	348	$15.00	$ 5,219
Thrivent High Yield	9,050	$22.62	$ 204,751
Thrivent Income	3,037	$18.12	$ 55,042
Thrivent International Allocation	54,516	$12.10	$ 659,523
Thrivent Large Cap Growth	4,930	$33.77	$ 166,482
Thrivent Large Cap Index	22,224	$30.32	$ 673,726
Thrivent Large Cap Value	2,916	$25.38	$ 73,995
Thrivent Limited Maturity Bond	13,847	$12.97	$ 179,573
Thrivent Low Volatility Equity	1,213	$12.83	$ 15,562
Thrivent Mid Cap Index	2,408	$30.50	$ 73,430
Thrivent Mid Cap Stock	15,276	$32.22	$ 492,149
Thrivent Moderate Allocation	264,810	$21.22	$ 5,619,724
Thrivent Moderately Aggressive Allocation	28,720	$23.17	$ 665,393
Thrivent Moderately Conservative Allocation	147,122	$18.58	$ 2,732,994
Thrivent Money Market	100,152	$ 1.04	$ 104,324
Thrivent Multidimensional Income	1,353	$10.99	$ 14,870
Thrivent Opportunity Income Plus	28,256	$15.73	$ 444,603
Thrivent Partner Emerging Markets Equity	6,828	$14.38	$ 98,172
Thrivent Partner Growth Stock	14,965	$37.72	$ 564,424
Thrivent Partner Healthcare	2,694	$29.82	$ 80,347
Thrivent Real Estate Securities	888	$25.94	$ 23,029
Thrivent Small Cap Growth Subaccount	—	$11.52	$ —
Thrivent Small Cap Index	16,012	$30.35	$ 485,901
Thrivent Small Cap Stock	1,730	$25.99	$ 44,964
			$14,535,092

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Death Claims – AdvisorFlex
American Funds IS® Global Growth	—	$13.47	$—
American Funds IS® Growth-Income	—	$13.64	$—
American Funds IS® International	—	$11.75	$—
BlackRock Total Return V.I	—	$10.81	$—
DFA VA International Small Portfolio	—	$10.92	$—
DFA VA US Targeted Value	—	$11.14	$—
Fidelity® VIP Emerging Markets	—	$12.37	$—
Fidelity® VIP International Capital Appreciation	—	$12.93	$—
Fidelity® VIP Value	—	$12.14	$—
Janus Henderson Enterprise	—	$14.81	$—
John Hancock Core Bond Trust	—	$10.75	$—
John Hancock International Equity Index Trust B	—	$11.42	$—
John Hancock Strategic Income Opportunities Trust	—	$10.62	$—
MFS® VIT II – MFS® Blended Research Core Equity	—	$13.08	$—
MFS® VIT II – MFS® Corporate Bond	—	$11.23	$—
MFS® VIT III – MFS® Global Real Estate	—	$12.89	$—
MFS® VIT II – MFS® International Value	—	$12.33	$—
MFS® VIT III – MFS® Mid Cap Value	—	$12.29	$—
MFS® VIT II – MFS® Technology	—	$15.74	$—
MFS® VIT – MFS® Value	—	$12.43	$—
PIMCO VIT Emerging Markets Bond	—	$11.16	$ 4
PIMCO VIT Global Bond (Unhedged)	—	$10.34	$—
PIMCO VIT Long-Term U.S. Government	—	$11.20	$—
PIMCO VIT Real Return	—	$10.69	$—
Principal Diversified International	—	$11.06	$—
Principal Government & High Quality Bond	—	$10.61	$—
Principal Small Cap	—	$12.27	$—
Templeton Global Bond VIP	—	$10.21	$—
Thrivent All Cap Subaccount	—	$12.66	$—
Thrivent Balanced Income Plus	—	$11.62	$—
Thrivent Global Stock	—	$12.20	$—
Thrivent High Yield	—	$11.26	$—
Thrivent Income	—	$11.24	$—
Thrivent International Allocation	—	$10.95	$—
Thrivent Large Cap Growth	—	$15.08	$—
Thrivent Large Cap Index	—	$13.78	$—
Thrivent Large Cap Value	—	$12.57	$—
Thrivent Limited Maturity Bond	—	$10.59	$—
Thrivent Low Volatility Equity	—	$12.80	$—
Thrivent Mid Cap Index	—	$12.11	$—
Thrivent Mid Cap Stock	—	$12.33	$—
Thrivent Money Market	—	$ 1.03	$—
Thrivent Multidimensional Income	—	$11.09	$—
Thrivent Opportunity Income Plus	—	$10.84	$—

THRIVENT VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Thrivent Partner Emerging Markets Equity	—	$11.02	$—
Thrivent Partner Growth Stock	—	$14.36	$—
Thrivent Partner Healthcare	—	$13.43	$—
Thrivent Real Estate Securities	—	$12.41	$—
Thrivent Small Cap Growth Subaccount	—	$11.62	$—
Thrivent Small Cap Index	—	$12.19	$—
Thrivent Small Cap Stock	—	$12.72	$—
Vanguard® VIF Capital Growth	—	$13.85	$—
Vanguard® VIF International	—	$12.93	$—
Vanguard® VIF Short-Term Investment-Grade	—	$10.54	$—
Vanguard® VIF Small Company Growth	—	$12.94	$—
Vanguard® VIF Total Bond Market Index	—	$10.84	$—
Vanguard® VIF Total Stock Market Index	—	$13.58	$—
			$ 4

PART C.    OTHER INFORMATION
Item 24.     Financial Statements and Exhibits
(a)	Financial Statements
	PART A:	None
(b)	PART B:	Financial Statements of Depositor. (*) Financial Statements of Thrivent Variable Annuity Account I (*)

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
1	Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of Thrivent Variable Annuity Account I (“Registrant”)	Initial registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on May 31, 2002
2	Not Applicable
3(a)	Form of Distribution Agreement with Registered Representatives	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017
(b)	Principal Underwriting Agreement By and Between Depositor and Thrivent Investment Management Inc.	Post-Effective Amendment No. 5 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 20, 2006
4(a)	Contract	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017
(b)	Maximum Anniversary Death Benefit Rider	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017
(c)	Amendatory Agreement (Unisex Tables)	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017
(d)	Amendatory Agreement (Sex Distinct Tables)	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017
(e)	Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010
(f)	Roth Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010
(g)	SIMPLE Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010
5(a)	Contract Application Form	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity Registration Statement 333-216125, filed on February 17, 2017

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
(b)	New Account Suitability Form	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017
6	Articles of Incorporation and Bylaws of Depositor	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017
7	Not Applicable
8(a)	Participation Agreement between the Depositor and the Fund as of December 15, 2003	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
8(b)	Form of American Funds Fund Participation and Service Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(c)	Form of American Funds Business Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(d)	Form of American Funds Rule 22c-2 Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(e)	Form of Blackrock Fund Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(f)	Form of DFA Participation Agreement and Rule 22c-2 Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(g)	Form of Fidelity Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(h)	Form of Fidelity Service Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(i)	Form of Franklin Templeton Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(j)	Form of Franklin Templeton Participation Agreement Addendum	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(k)	Form of Franklin Templeton Administrative Services Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(l)	Form of Franklin Templeton Shareholder Information Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(m)	Form of Janus Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(n)	Form of Janus Rule 22c-2 Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
8(o)	Form of John Hancock Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(p)	Form of John Hancock Administrative Services Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(q)	Form of MFS Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(r)	Form of MFS Rule 22c-2 Shareholder Information Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(s)	Form of PIMCO Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(t)	Form of PIMCO Services Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(u)	Form of Principal Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
8(v)	Form of Vanguard Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
9	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed Herewith
10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP	Filed Herewith
11	Not Applicable
12	Not Applicable
13	Powers of Attorney for Deborah M. Ackerman and Angela S. Rieger	Initial Filing of the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-237618, filed on April 9, 2020
(*)	Filed herewith
Item 25.    Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Positions and Offices with Depositor
Deborah M. Ackerman 1115 Manor Drive Wilmette, IL 60091	Director
N. Cornell Boggs, III 412 W. Loomis Street Ludington, MI 49431	Director

Name and Principal Business Address	Positions and Offices with Depositor
Kenneth A. Carow Kelley School of Business BS 3024F 801 W. Michigan Street Indianapolis, Indiana 46142	Director
Bradford N. Creswell NCA Management, LLC 1200 Westlake Avenue N Suite 600 Seattle, WA 98109	Director
Lynn Crump-Caine 23 Ball Mill Place Sandy Springs, Georgia 30350	Director
Eric J. Draut 524 S. Banbury Road Arlington Heights, Illinois 60005	Director
Kirk D. Farney Wheaton College 501 College Avenue Wheaton, Illinois 60187	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 55312-3299	Director
Frederick G. Kraegel Parham Partners LLC 1225 Hyde Lane Henrico, Virginia 23229-6064	Director
Kathryn V. Marinello 107 Hispaniola Lane Bonita Springs, Florida 34134	Director
Nichole B. Pechet 2596 Chestnut Street San Francisco, CA 94123	Director
Bonnie E. Raquet 412 Rivers Edge Williamsburg, Virginia 23185-8945	Chair of the Board of Directors
Angela S. Reiger 5 Lands End Lane Dodgeville, WI 53593	Director
Teresa J. Rasmussen	President, Chief Executive Officer, and Director
Vibhu R. Sharma	SVP, Chief Financial Officer and Treasurer
David S. Royal	SVP and Chief Investment Officer
Paul R. Johnston	SVP and General Counsel & Secretary
Christina A. Smith	SVP, Chief Human Resource Officer
Lisa J. Flanary	SVP, Chief Growth Officer
James M. Odland	Vice President and Chief Compliance Officer
Item 26.    Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
Thrivent Advisor Network, LLC	Limited Liability Company	Delaware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP IV, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP VI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund VII Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP VIII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP IX, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund IX Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP X, LLC[2]	General partner	Delaware
Thrivent White Rose Fund X, Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose X Equity Direct Corporation I3	Private equity fund	Delaware
White Rose X Equity Direct Corporation II3	Private equity fund	Delaware

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent White Rose Fund X, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP I, LLC[2]	General Partner
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P. [2]	Private equity fund	Delaware
Thrivent White Rose GP XI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose XI Equity Direct Corporation I3	Private equity fund	Delaware
White Rose XI Equity Direct Corporation II3	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Opportunity Fund, GP, LLC[2]	General Partner	Delaware
Thrivent White Rose Opportunity Fund, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP II, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund II, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP XII, LLC,[2]	General Partner	Delaware
Thrivent White Rose Fund XII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund XII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose XII Equity Direct Corporation I3	Private equity fund	Delaware
White Rose XII Equity Direct Corporation II3	Private equity fund	Delaware
White Rose XII Equity Direct Corporation III[3]	Private equity fund	Delaware
White Rose XII Equity Direct Corporation IV3	Private equity fund	Delaware
Thrivent White Rose GP, XIII, LLC[2]	General Partner	Delaware
Thrivent White Rose Fund XIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund XIII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose XIII Equity Direct Corporation I3	Private equity fund	Delaware
White Rose XIII Equity Direct Corporation II3	Private equity fund	Delaware
Thrivent White Rose Endurance GP, LLC,[2]	General Partner	Delaware
Thrivent White Rose Endurance Fund, L.P.[3]	Private equity fund	Delaware
White Rose Endurance Corporation I3	Private equity fund	Delaware
White Rose Endurance Corporation II3	Private equity fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Thrivent White Rose Real Estate Fund II, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware
Thrivent White Rose Real Estate GP III, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund III, L.P.[3]	Private equity fund	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of Thrivent Financial Holdings, Inc., (“TFH”) which is a wholly owned subsidiary of Thrivent Financial. TFH owns 100% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Insurance Account B
4.	Thrivent Variable Insurance Account C
5.	Thrivent Variable Annuity Account I

6.	Thrivent Variable Annuity Account II
7.	Thrivent Variable Annuity Account A
8.	Thrivent Variable Annuity Account B
9.	Thrivent Variable Annuity Account C
Item 27.    Number of Contract Owners
Number of Contracts as of: March 31, 2020:
	Non-Qualified	Qualified	Totals
Current Contracts	91	55	146
Item 28.    Indemnification
Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.    Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Position and Offices with Underwriter
Vibhu Sharma	Director
Karen L. Larson	President

Name and Principal Business Address	Position and Offices with Underwriter
Thomas J. Birr 4321 North Ballard Road Appleton WI 54919	Vice President
Christopher J. Osborne	Vice President, Supervision
David J. Kloster	Director and Vice President
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director Affiliate Finance, CFO and Treasurer
Katie Koelling	Privacy Officer
Sharon Minta	Anti-Money Laundering Officer
(c) Compensation from Registrant.    Not Applicable.
Item 30.    Location of Accounts and Records
The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.
Item 31.    Management Services
Not Applicable.
Item 32.    Undertakings
Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.
Depositor hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 333-216125, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Financial.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 27th day of April, 2020.
Thrivent Variable Annuity Account I (Registrant)
By:	Thrivent Financial for Lutherans (Depositor)
By:	/s/ Michael W. Kremenak
Michael W. Kremenak Vice President
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below.
Teresa J. Rasmussen*	President, Chief Executive Officer and Director (Principal Executive Officer)

Vibhu Sharma*	Senior Vice President and Chief Financial Officer (Principal Financial Officer)

Bonnie E. Raquet*	Chair of the Board
N. Cornell Boggs, III*	Director
Kenneth A. Carow*	Director
Lynn Crump-Caine*	Director
Eric J. Draut*	Director
Kirk D. Farney*	Director
Mark A. Jeske*	Director
Frederick G. Kraegel*	Director
Kathryn V. Marinello*	Director
Bradford N. Creswell*	Director
Nichole B. Pechet*	Director
Deborah M. Ackerman*	Director
Angela S. Rieger*	Director
* Michael W. Kremenak, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.
/s/ Michael W. Kremenak	April 27, 2020
Michael W. Kremenak Attorney-in-Fact	Date

INDEX TO EXHIBITS
THRIVENT VARIABLE ANNUITY ACCOUNT I
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 24 of Part C for exhibits not listed below.
EXHIBIT NO.
EX 99.24(b)9	Consent of Counsel as to the legality of the securities being registered (including written consent)
EX 99.24(b)10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP